UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2009

Date of reporting period: February 28, 2009

Item 1.	Reports to Stockholders.

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2009

Would you prefer to receive materials like this electronically? See inside cover for details.

iShares MSCI Austria Investable Market Index Fund

iShares MSCI Belgium Investable Market Index Fund

iShares MSCI EMU Index Fund

iShares MSCI France Index Fund

iShares MSCI Germany Index Fund

iShares MSCI Italy Index Fund

iShares MSCI Netherlands Investable Market Index Fund iShares MSCI Spain Index Fund

iShares MSCI Sweden Index Fund

iShares MSCI Switzerland Index Fund

Shares MSCI United Kingdom Index Fund

iShares

iShares

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Austria Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate Austrian market, as measured by the MSCI Austria Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (64.35)%, while the total return for the Index was (65.86)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(68.04)%	(67.73)%	(69.34)%	(5.70)%	(6.01)%	(5.91)%	2.34%	2.29%	1.82%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(68.04)%	(67.73)%	(69.34)%	(25.44)%	(26.66)%	(26.27)%	25.98%	25.40%	19.82%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	21.83%

Industrial	20.91

Energy	16.25

Communications	15.19

Utilities	8.28

Basic Materials	7.60

Consumer Non-Cyclical	5.19

Consumer Cyclical	3.50

Short-Term and Other Net Assets	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Telekom Austria AG	15.19%

OMV AG	14.78

Oesterreichische Elektrizitaetswirtschafts AG Class A	7.50

Erste Group Bank AG	6.58

voestalpine AG	5.61

Andritz AG	4.38

Oesterreichische Post AG	4.33

Intercell AG	3.92

Raiffeisen International Bank Holding AG	3.74

Vienna Insurance Group	3.30

TOTAL	69.33%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Belgium Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (56.21)%, while the total return for the Index was (56.93)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(64.45)%	(64.18)%	(65.79)%	(8.70)%	(8.89)%	(9.60)%	(4.80)%	(4.99)%	(6.62)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(64.45)%	(64.18)%	(65.79)%	(36.55)%	(37.21)%	(39.64)%	(38.85)%	(40.05)%	(49.58)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	44.51%

Financial	15.62

Communications	13.03

Diversified	12.27

Basic Materials	8.98

Industrial	3.34

Consumer Cyclical	1.01

Technology	0.28

Short-Term and Other Net Assets	0.96

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Anheuser-Busch InBev NV	24.98%

Delhaize Group	8.50

Belgacom SA	8.22

Groupe Bruxelles Lambert SA	7.79

Fortis	5.33

Colruyt SA	4.74

Solvay SA	4.68

UCB SA	4.19

Mobistar SA	3.21

Umicore	2.90

TOTAL	74.54%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 28, 2009

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the EMU markets, as measured by the MSCI EMU IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (50.00)%, while the total return for the Index was (49.94)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(55.60)%	(55.70)%	(55.49)%	(3.95)%	(4.34)%	(3.75)%	(4.71)%	(4.82)%	(4.43)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(55.60)%	(55.70)%	(55.49)%	(18.24)%	(19.88)%	(17.40)%	(33.93)%	(34.64)%	(32.28)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	19.42%

Communications	16.16

Consumer Non-Cyclical	15.07

Utilities	11.21

Industrial	10.72

Energy	9.96

Basic Materials	7.35

Consumer Cyclical	6.09

Technology	2.50

Diversified	1.25

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Total SA (France)	5.08%

Telefonica SA (Spain)	3.91

Sanofi-Aventis (France)	2.74

Eni SpA (Italy)	2.64

Banco Santander SA (Spain)	2.55

E.ON AG (Germany)	2.47

Siemens AG Registered (Germany)	2.24

France Telecom SA (France)	2.06

Bayer AG (Germany)	1.85

Nokia OYJ (Finland)	1.77

TOTAL	27.31%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 28, 2009

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (47.22)%, while the total return for the Index was (47.16)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(50.83)%	(50.93)%	(50.77)%	(3.51)%	(3.83)%	(3.32)%	(0.61)%	(0.75)%	(0.37)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(50.83)%	(50.93)%	(50.77)%	(16.37)%	(17.75)%	(15.55)%	(5.96)%	(7.27)%	(3.61)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.31%

Energy	16.19

Communications	13.93

Financial	13.24

Industrial	11.83

Utilities	8.41

Basic Materials	5.49

Consumer Cyclical	4.98

Diversified	2.25

Technology	2.01

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Total SA	15.42%

Sanofi-Aventis	8.30

France Telecom SA	6.28

GDF Suez	5.35

Vivendi	4.28

BNP Paribas	4.11

Carrefour SA	3.27

Groupe Danone	3.18

L’Air Liquide SA	2.78

ArcelorMittal	2.59

TOTAL	55.56%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (50.65)%, while the total return for the Index was (50.79)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(54.77)%	(54.46)%	(54.89)%	(1.75)%	(1.92)%	(1.61)%	(1.58)%	(1.60)%	(1.45)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(54.77)%	(54.46)%	(54.89)%	(8.45)%	(9.26)%	(7.78)%	(14.70)%	(14.90)%	(13.63)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	16.65%

Utilities	16.64

Basic Materials	16.12

Industrial	14.53

Consumer Cyclical	14.41

Consumer Non-Cyclical	8.50

Communications	7.43

Technology	4.68

Energy	0.52

Diversified	0.33

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
E.ON AG	10.24%

Siemens AG Registered	9.23

Bayer AG	7.66

Deutsche Telekom AG Registered	7.21

RWE AG	5.88

Allianz SE Registered	5.23

Muenchener Rueckversicherungs-Gesellschaft AG Registered	5.15

BASF SE	4.99

SAP AG	4.68

Volkswagen AG	4.37

TOTAL	64.64%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (51.18)%, while the total return for the Index was (51.34)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(57.74)%	(57.95)%	(58.78)%	(7.05)%	(7.42)%	(7.34)%	(3.13)%	(3.26)%	(3.52)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(57.74)%	(57.95)%	(58.78)%	(30.61)%	(31.99)%	(31.71)%	(27.21)%	(28.21)%	(30.11)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	36.38%

Energy	27.07

Utilities	14.50

Communications	7.26

Industrial	5.94

Consumer Non-Cyclical	5.30

Consumer Cyclical	2.87

Diversified	0.29

Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Eni SpA	24.46%

Intesa Sanpaolo SpA	8.62

Enel SpA	7.80

Assicurazioni Generali SpA	7.68

Terna SpA	4.93

UniCredito SpA	4.86

Telecom Italia SpA	4.10

Unione di Banche Italiane ScpA	3.32

Finmeccanica SpA	2.82

Mediobanca SpA	2.66

TOTAL	71.25%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (50.06)%, while the total return for the Index was (50.07)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(54.28)%	(54.17)%	(54.25)%	(3.91)%	(4.23)%	(3.59)%	(3.90)%	(4.14)%	(2.94)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(54.28)%	(54.17)%	(54.25)%	(18.08)%	(19.42)%	(16.70)%	(32.81)%	(34.49)%	(25.82)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	34.68%

Communications	21.24

Industrial	15.24

Financial	13.04

Basic Materials	8.08

Technology	4.87

Energy	1.91

Diversified	0.61

Consumer Cyclical	0.21

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Unilever NV	17.74%

Koninklijke KPN NV	12.70

Koninklijke Philips Electronics NV	7.17

Koninklijke Ahold NV	7.03

Akzo Nobel NV	5.62

Reed Elsevier NV	4.91

ASML Holding NV	4.34

ING Groep NV	4.30

TNT NV	3.98

Heineken NV	3.67

TOTAL	71.46%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (42.02)%, while the total return for the Index was (43.30)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.81)%	(48.63)%	(49.76)%	1.69%	1.39%	1.35%	2.10%	1.86%	1.98%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.81)%	(48.63)%	(49.76)%	8.73%	7.16%	6.92%	23.07%	20.25%	21.68%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	34.96%

Communications	26.03

Utilities	14.41

Industrial	8.26

Energy	5.56

Consumer Cyclical	4.46

Consumer Non-Cyclical	4.00

Technology	1.56

Basic Materials	0.57

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Telefonica SA	25.31%

Banco Santander SA	17.06

Banco Bilbao Vizcaya Argentaria SA	7.24

Iberdrola SA	4.75

Repsol YPF SA	4.46

Industria de Diseno Textil SA	4.08

Actividades de Construcciones y Servicios SA	3.88

Union Fenosa SA	3.76

Banco Popular Espanol SA	2.63

Red Electrica Corporacion SA	2.40

TOTAL	75.57%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (47.81)%, while the total return for the Index was (47.73)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(54.42)%	(54.32)%	(54.53)%	(3.20)%	(3.53)%	(3.13)%	(0.09)%	(0.37)%	0.61%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(54.42)%	(54.32)%	(54.53)%	(14.99)%	(16.47)%	(14.71)%	(0.87)%	(3.64)%	6.22%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Communications	29.61%

Industrial	22.42

Financial	18.13

Consumer Cyclical	17.52

Consumer Non-Cyclical	6.64

Basic Materials	4.88

Energy	0.71

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Telefonaktiebolaget LM Ericsson AB Class B	18.51%

Hennes & Mauritz AB Class B	14.43

Nordea Bank AB	7.85

TeliaSonera AB	6.76

Svenska Handelsbanken AB Class A	4.15

Sandvik AB	4.14

Investor AB Class B	3.95

Volvo AB Class B	3.49

Atlas Copco AB Class A	3.29

Svenska Cellulosa AB Class B	2.76

TOTAL	69.33%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (37.97)%, while the total return for the Index was (39.02)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.15)%	(43.40)%	(43.63)%	(0.18)%	(0.49)%	(1.10)%	(0.21)%	(0.49)%	(0.44)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.15)%	(43.40)%	(43.63)%	(0.91)%	(2.43)%	(5.36)%	(2.13)%	(4.77)%	(4.30)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	58.31%

Financial	17.17

Basic Materials	8.70

Industrial	8.49

Communications	2.91

Consumer Cyclical	2.64

Technology	0.25

Utilities	0.22

Short-Term and Other Net Assets	1.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Nestle SA Registered	20.24%

Roche Holding AG Genusschein	13.52

Novartis AG Registered	13.46

ABB Ltd. Registered	5.19

Syngenta AG Registered	4.94

Credit Suisse Group AG Registered	4.94

UBS AG Registered	4.42

Zurich Financial Services AG Registered	4.21

Synthes Inc.	3.67

Swisscom AG Registered	2.91

TOTAL	77.50%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 28, 2009

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (45.92)%, while the total return for the Index was (46.01)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.41)%	(51.48)%	(51.36)%	(5.50)%	(6.02)%	(4.97)%	(3.30)%	(3.49)%	(2.73)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.41)%	(51.48)%	(51.36)%	(24.66)%	(26.67)%	(22.49)%	(28.51)%	(29.93)%	(24.20)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	29.22%

Energy	23.77

Financial	14.54

Communications	10.96

Basic Materials	7.26

Utilities	5.48

Industrial	3.62

Consumer Cyclical	3.39

Technology	0.63

Diversified	0.11

Short-Term and Other Net Assets	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
BP PLC	9.03%

Vodafone Group PLC	7.07

HSBC Holdings PLC	6.40

GlaxoSmithKline PLC	5.98

Royal Dutch Shell PLC Class A	5.90

Royal Dutch Shell PLC Class B	4.30

British American Tobacco PLC	3.67

BG Group PLC	3.63

AstraZeneca PLC	3.49

Tesco PLC	2.82

TOTAL	52.29%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Austria Investable Market
Actual	$1,000.00	$ 356.50	0.55%	$1.85
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
Belgium Investable Market
Actual	1,000.00	437.90	0.55	1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
EMU
Actual	1,000.00	500.00	0.56	2.08
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81
France
Actual	1,000.00	527.80	0.56	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Germany
Actual	$1,000.00	$ 493.50	0.55%	$2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
Italy
Actual	1,000.00	488.20	0.55	2.03
Hypothetical (5% return before expenses)	1,000.00	1022.10	0.55	2.76
Netherlands Investable Market
Actual	1,000.00	499.40	0.55	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
Spain
Actual	1,000.00	579.80	0.56	2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81
Sweden
Actual	1,000.00	521.90	0.55	2.08
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
Switzerland
Actual	1,000.00	620.30	0.56	2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81
United Kingdom
Actual	1,000.00	540.80	0.56	2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.75%

AIRLINES – 0.82%
Austrian Airlines AGa,b	98,610	$479,668

		479,668

AUTO MANUFACTURERS – 0.18%
Rosenbauer International AG	3,648	107,721

		107,721

BANKS – 10.32%
Erste Group Bank AGb	395,978	3,857,334
Raiffeisen International Bank Holding AGb	115,140	2,192,041

		6,049,375

BIOTECHNOLOGY – 3.92%
Intercell AGa	78,261	2,294,045

		2,294,045

BUILDING MATERIALS – 2.49%
Wienerberger AGb	177,758	1,456,162

		1,456,162

COMMERCIAL SERVICES – 0.41%
Kapsch TrafficCom AG	11,913	241,779

		241,779

ELECTRIC – 8.28%
EVN AG	31,056	457,141
Oesterreichische Elektrizitaetswirtschafts AG Class A	141,303	4,395,021

		4,852,162

ELECTRICAL COMPONENTS & EQUIPMENT – 0.98%
Zumtobel AG	69,486	573,629

		573,629

ENGINEERING & CONSTRUCTION – 5.58%
Flughafen Wien AGb	28,785	789,661
Meinl Airports International AGa	164,616	993,085
Strabag SE	113,715	1,486,120

		3,268,866

ENTERTAINMENT – 2.50%
bwin Interactive Entertainment AGa,b	57,696	1,466,269

		1,466,269

ENVIRONMENTAL CONTROL – 0.64%
BWT AGb	23,766	372,169

		372,169

Security	Shares	Value
FOOD – 0.86%
Agrana Beteiligungs AGb	8,307	$501,139

		501,139

FOREST PRODUCTS & PAPER – 1.99%
Mayr-Melnhof Karton AG	17,955	1,166,868

		1,166,868

INSURANCE – 3.30%
Vienna Insurance Group	85,899	1,932,091

		1,932,091

IRON & STEEL – 5.61%
voestalpine AG	210,786	3,287,464

		3,287,464

MACHINERY – 4.61%
Andritz AG	89,034	2,565,731
A-TEC Industries AGa,b	19,564	134,672

		2,700,403

MACHINERY - CONSTRUCTION & MINING – 0.55%
Palfinger AGb	31,578	323,653

		323,653

MANUFACTURING – 1.73%
RHI AGa	53,751	669,011
Semperit AG Holding	17,100	347,486

		1,016,497

OIL & GAS – 14.78%
OMV AG	327,123	8,662,394

		8,662,394

OIL & GAS SERVICES – 1.47%
Schoeller-Bleckmann Oilfield Equipment AG	31,179	859,692

		859,692

REAL ESTATE – 8.21%
Atrium European Real Estate Ltd.[a,b]	489,915	871,103
CA Immo International AG	48,280	134,900
CA Immobilien Anlagen AGa,b	212,097	759,634
conwert Immobilien Invest SEa,b	187,872	930,567
ECO Business-Immobilien AGa	62,529	107,210
Immoeast AGa	776,796	799,121
IMMOFINANZ AGa,b	838,014	830,169
Sparkassen Immobilien AGa	150,651	380,755

		4,813,459

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
TELECOMMUNICATIONS – 15.19%
Telekom Austria AG	677,274	$8,902,779

		8,902,779

TRANSPORTATION – 4.33%
Oesterreichische Post AG	77,292	2,534,613

		2,534,613

TOTAL COMMON STOCKS (Cost: $213,885,899)		57,862,897

SHORT-TERM INVESTMENTS – 20.35%

MONEY MARKET FUNDS – 20.35%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	10,172,836	10,172,836
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	1,700,600	1,700,600
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	48,485	48,485

		11,921,921

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,921,921)		11,921,921

TOTAL INVESTMENTS IN SECURITIES – 119.10%
(Cost: $225,807,820)		69,784,818

Other Assets, Less Liabilities – (19.10)%		(11,192,087)

NET ASSETS – 100.00%		$58,592,731

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.04%

AGRICULTURE – 0.36%
SIPEF NV	9,541	$224,175

		224,175

APPAREL – 0.41%
Van De Velde NV	7,917	251,375

		251,375

BANKS – 9.52%
Dexia SAa	491,869	1,049,493
Fortis	1,955,093	3,282,613
KBC Group NV	144,130	1,537,456

		5,869,562

BEVERAGES – 24.98%
Anheuser-Busch InBev NV	556,220	15,400,113

		15,400,113

BIOTECHNOLOGY – 0.13%
Devgen NVa,b	17,558	77,156

		77,156

BUILDING MATERIALS – 0.06%
Deceuninck NV	11,793	34,599

		34,599

CHEMICALS – 5.71%
Recticel SA	12,992	40,096
Solvay SA	50,344	2,885,585
Tessenderlo Chemie NV	19,894	590,981

		3,516,662

COMPUTERS – 0.15%
Econocom Group SA	13,648	90,308

		90,308

DIVERSIFIED FINANCIAL SERVICES – 0.19%
KBC Ancora SCA	24,360	115,400

		115,400

ELECTRICAL COMPONENTS & EQUIPMENT – 0.84%
NV Bekaert SA	10,556	519,172

		519,172

ELECTRONICS – 0.71%
Barco NV	9,947	166,253
EVS Broadcast Equipment SA	8,526	268,545

		434,798

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.34%
Compagnie d’Entreprises CFE	6,090	$153,532
Hamon & Cie (International) SA	2,436	58,783

		212,315

ENTERTAINMENT – 0.15%
Kinepolis[a]	4,466	90,753

		90,753

FOOD – 13.24%
Colruyt SA	12,789	2,923,681
Delhaize Group	89,726	5,239,150

		8,162,831

HEALTH CARE - PRODUCTS – 0.21%
Ion Beam Applications SAa	16,849	132,460

		132,460

HOLDING COMPANIES - DIVERSIFIED – 12.27%
Ackermans & van Haaren NV	21,112	986,729
Compagnie Nationale a Portefeuille SA	38,976	1,635,034
Groupe Bruxelles Lambert SA	74,095	4,799,322
Sofina SA	2,322	139,638

		7,560,723

INVESTMENT COMPANIES – 0.37%
RHJ International SAb	54,810	226,237

		226,237

MANUFACTURING – 0.43%
AGFA-Gevaert NVb	116,116	266,926

		266,926

MEDIA – 0.05%
Roularta Media Group NV	2,292	32,021

		32,021

MINING – 3.27%
Nyrstar NV	73,080	227,397
Umicore	116,928	1,789,478

		2,016,875

PHARMACEUTICALS – 5.59%
Arseus NV	23,548	171,966
Omega Pharma SA	17,661	474,402
ThromboGenics NVb	18,270	214,635
UCB SA	92,771	2,583,876

		3,444,879

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
REAL ESTATE – 0.29%
Atenor Group SA	4,060	$179,185

		179,185

REAL ESTATE INVESTMENT TRUSTS – 4.30%
Befimmo SCA	11,165	1,006,788
Cofinimmo SA	9,744	1,058,094
Intervest Offices NV	5,887	157,013
Leasinvest Real Estate SCA	1,218	83,472
Warehouses De Pauw SCA	5,481	224,845
Wereldhave Belgium NV	1,827	121,820

		2,652,032

RETAIL – 0.45%
SA D’Ieteren NV	2,233	276,682

		276,682

SEMICONDUCTORS – 0.13%
Melexis NV	15,631	82,386

		82,386

TELECOMMUNICATIONS – 12.98%
Belgacom SA	154,077	5,065,319
Mobistar SA	31,871	1,979,767
Option NVa,b	27,202	48,713
Telenet Group Holding NVa,b	51,765	908,584

		8,002,383

TRANSPORTATION – 0.96%
Compagnie Maritime Belge SA	11,977	214,633
Euronav SA	20,097	254,732
Exmar NV	12,789	121,820

		591,185

VENTURE CAPITAL – 0.95%
GIMV NV	14,616	584,736

		584,736

TOTAL COMMON STOCKS (Cost: $147,453,599)		61,047,929

RIGHTS – 0.00%

BANKS – 0.00%
Fortis[a,b,c]	1,513,303	192

		192

TOTAL RIGHTS (Cost: $0)		192

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.48%

MONEY MARKET FUNDS – 1.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[d,e,f]	729,811	$729,811
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[d,e,f]	122,003	122,003
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[d,e]	63,951	63,951

		915,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $915,765)		915,765

TOTAL INVESTMENTS IN SECURITIES – 100.52%
(Cost: $148,369,364)		61,963,886

Other Assets, Less Liabilities – (0.52)%		(322,530)

NET ASSETS – 100.00%		$61,641,356

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.31%

AUSTRIA – 0.94%
Erste Group Bank AGa	53,189	$518,129
Oesterreichische Elektrizitaetswirtschafts AG Class A	22,719	706,641
OMV AG	46,728	1,237,383
Raiffeisen International Bank Holding AGa	15,340	292,044
Strabag SE	12,744	166,549
Telekom Austria AG	87,467	1,149,755
Vienna Insurance Group	9,734	218,943
voestalpine AG	32,568	507,937
Wienerberger AGa	24,309	199,135

		4,996,516

BELGIUM – 2.99%
Anheuser-Busch InBev NV	191,632	5,305,732
Belgacom SA	42,015	1,381,253
Colruyt SA	4,956	1,132,986
Compagnie Nationale a Portefeuille SA	13,022	546,270
Delhaize Group	27,140	1,584,719
Dexia SAa	165,200	352,485
Fortis	591,180	992,595
Groupe Bruxelles Lambert SA	23,600	1,528,632
KBC Group NV	44,132	470,763
Mobistar SA	5,713	354,881
Solvay SA	16,994	974,051
UCB SA	26,795	746,300
Umicore	36,816	563,436

		15,934,103

FINLAND – 3.71%
Elisa OYJ Class A	35,401	456,355
Fortum OYJ	119,652	2,072,789
Kesko OYJ Class B	17,637	379,454
Kone OYJ Class B	44,840	933,395
Metso OYJ	32,305	317,154
Neste Oil OYJ	34,928	438,723
Nokia OYJ	989,548	9,450,951
Nokian Renkaat OYJ	29,736	354,247
Orion OYJ Class B	21,952	342,089
Outokumpu OYJ	33,060	338,002

Security	Shares	Value
Pohjola Bank PLC Class A	32,097	$228,690
Rautaruukki OYJ	22,424	375,931
Sampo OYJ Class A	118,001	1,564,613
Sanoma OYJ	22,766	253,864
Stora Enso OYJ Class R	160,721	675,650
UPM-Kymmene OYJ	148,924	1,061,081
Wartsila OYJ Class B	23,364	540,057

		19,783,045

FRANCE – 32.93%
Accor SAa	55,696	2,011,045
Aeroports de Paris	7,789	377,791
Air France-KLM	34,220	316,397
Alcatel-Lucent[b]	595,192	808,838
ALSTOM	58,064	2,786,055
ArcelorMittal	233,168	4,575,286
Atos Origin SA	18,644	456,172
AXA	412,764	3,846,282
BioMerieux SA	3,068	234,239
BNP Paribas	219,952	7,260,307
Bouygues SA	63,012	1,824,647
Bureau Veritas SA	10,623	388,967
Cap Gemini SA	36,580	1,067,150
Carrefour SA	168,740	5,738,103
Casino Guichard-Perrachon SA	11,564	724,943
Christian Dior SA	12,980	655,866
CNP Assurances SA	10,148	658,601
Compagnie de Saint-Gobain[a]	75,520	1,757,148
Compagnie Generale de Geophysique-Veritas[b]	38,468	426,027
Compagnie Generale des Etablissements Michelin Class B	38,704	1,270,437
Credit Agricole SA	239,540	2,369,934
Dassault Systemes SA	16,048	563,352
EDP Renovaveis SAb	55,932	413,432
Eiffage SA	9,440	347,569
Electricite de France	54,053	2,121,972
Eramet	1,658	243,245
Essilor International SAa	52,864	1,839,634
Eurazeo	5,192	122,419
European Aeronautic Defence and Space Co.[a]	88,264	1,307,082
Eutelsat Communications	17,396	360,902

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2009

Security	Shares	Value
France Telecom SA	485,924	$10,991,402
GDF Suez	291,460	9,361,568
Gecina SA	4,956	220,334
Groupe Danone	116,348	5,593,010
Hermes International[a]	15,104	1,288,127
Icade	5,429	402,674
Iliad SA	4,017	320,648
Imerys SA	7,788	261,819
Ipsen SA	5,428	208,090
JCDecaux SAa	16,292	210,848
Klepierre	22,172	456,185
Lafarge SA	32,804	1,428,615
Lagardere SCA	30,689	1,007,739
L’Air Liquide SA	66,788	4,933,370
Legrand SA	23,128	350,282
L’Oreal SA	65,372	4,260,879
LVMH Moet Hennessy Louis Vuitton SA	64,900	3,740,503
M6-Metropole Television	17,580	231,648
Natixis	269,322	376,258
Neopost SA	7,830	574,195
PagesJaunes SA	30,248	258,773
Pernod Ricard SAa	43,074	2,380,811
PPR SA	20,296	1,224,404
PSA Peugeot Citroen SA	37,760	654,854
Publicis Groupe SA	35,581	835,331
Renault SA	46,964	687,427
Safran SA	52,625	540,706
Sanofi-Aventis	280,604	14,581,333
Schneider Electric SA	59,472	3,610,449
SCOR SE	47,359	949,140
SES SA	77,408	1,437,322
Societe BIC	5,906	290,735
Societe des Autoroutes Paris-Rhin-Rhone	5,656	308,886
Societe Generale	124,372	3,941,858
Societe Television Francaise 1[a]	31,628	258,649
Sodexo	28,084	1,302,955
STMicroelectronics NV	183,372	814,422
Suez Environnement SAb	71,272	1,050,926
Technip SA	27,376	901,210
Thales SA	25,748	1,048,238

Security	Shares	Value
Total SA	568,760	$27,073,814
Unibail-Rodamco	22,657	2,884,315
Valeo SA	21,724	273,147
Vallourec SA	14,396	1,142,362
Veolia Environnement	99,120	2,159,598
Vinci SA	110,212	3,603,650
Vivendi	312,464	7,526,164
Wendel	7,552	191,445
Zodiac SA	11,800	360,727

		175,385,687

GERMANY – 23.52%
Adidas AG	55,224	1,613,858
Allianz SE Registered	120,596	8,214,129
BASF SE	248,036	6,917,798
Bayer AG	203,904	9,861,512
Bayerische Motoren Werke AG	89,444	2,243,567
Beiersdorf AG	23,836	998,703
Celesio AG	22,420	466,982
Commerzbank AGa	184,552	653,949
Daimler AG Registered	231,280	5,290,206
Deutsche Bank AG Registered	144,432	3,811,797
Deutsche Boerse AG	52,392	2,420,742
Deutsche Lufthansa AG Registered	62,776	693,639
Deutsche Post AG Registered	225,616	2,189,193
Deutsche Postbank AG	24,308	271,368
Deutsche Telekom AG Registered	748,828	9,096,784
E.ON AG	507,164	13,146,563
Fraport AG	9,443	296,229
Fresenius Medical Care AG & Co. KGaA	49,560	2,045,040
Fresenius SE	6,844	312,920
GEA Group AG	41,706	452,882
Hamburger Hafen und Logistik AG	7,232	165,146
Hannover Rueckversicherung AG Registered	17,817	649,664
HeidelbergCement AGa	7,142	190,485
Henkel AG & Co. KGaA	34,531	746,431
Hochtief AG	11,564	323,111
K+S AG	39,648	1,789,111
Linde AG	35,442	2,294,768
MAN AG	28,084	1,144,232
Merck KGaA	17,717	1,337,938
METRO AG	29,264	855,578

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2009

Security	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG Registered	55,932	$6,887,693
Puma AG	1,652	250,768
Q-Cells SEa,b	16,284	272,789
QIAGEN NVb	49,324	816,251
RWE AG	118,708	7,533,732
Salzgitter AG	10,620	666,708
SAP AGa	231,280	7,494,704
Siemens AG Registered	232,696	11,918,949
SolarWorld AG	23,130	404,511
Suedzucker AG	14,632	253,849
ThyssenKrupp AG	95,816	1,728,014
TUI AG	65,137	368,550
United Internet AG Registered	32,806	232,492
Volkswagen AG	23,836	5,691,307
Wacker Chemie AG	4,012	253,498

		125,268,140

GREECE – 1.11%
Coca-Cola Hellenic Bottling Co. SA ADR	104,020	1,225,356
Hellenic Telecommunications Organization SA SP ADR	382,520	2,409,876
National Bank of Greece SA ADR	990,299	2,257,882

		5,893,114

IRELAND – 0.91%
Anglo Irish Bank Corp. Ltd.[c]	446,666	–
CRH PLC	145,376	3,028,011
Elan Corp. PLC[b]	125,080	822,884
Kerry Group PLC Class A	39,884	850,999
Ryanair Holdings PLC[b]	43,520	163,883

		4,865,777

ITALY – 10.27%
A2A SpA	321,451	465,415
ACEA SpA	20,296	254,676
Alleanza Assicurazioni SpA	105,551	526,836
Assicurazioni Generali SpA	278,480	4,215,908
Atlantia SpA	67,906	890,901
Autogrill SpA	49,091	237,390
Banca Carige SpA	219,876	593,414
Banca Monte dei Paschi di Siena SpA	657,420	819,092
Banca Popolare di Milano Scrl	114,460	463,730

Security	Shares	Value
Banco Popolare SpA	182,514	$702,939
Bulgari SpA	39,169	159,811
Enel SpA	1,148,612	5,754,945
Eni SpA	697,144	14,042,567
Fiat SpA	184,316	833,948
Finmeccanica SpA	111,628	1,433,326
Fondiaria-Sai SpA	12,272	143,703
IFIL Investments SpA	87,792	167,362
Intesa Sanpaolo SpA	2,083,408	5,122,719
Italcementi SpA	22,195	199,717
Lottomatica SpA	25,807	416,257
Luxottica Group SpA	32,386	427,360
Mediaset SpA	188,098	841,504
Mediobanca SpA	137,824	1,123,778
Mediolanum SpA	50,593	169,635
Parmalat SpA	448,647	834,763
Pirelli & C. SpA	696,915	150,912
Prysmian SpA	23,746	196,785
Saipem SpA	70,564	1,102,324
Saras SpA	78,042	227,970
Snam Rete Gas SpA	226,015	1,125,955
Telecom Italia SpA	2,582,312	3,169,797
Tenaris SA	124,882	1,085,661
Terna SpA	353,294	1,103,805
UniCredito SpA	3,033,072	3,890,675
Unione di Banche Italiane ScpA	170,628	1,625,296
Unipol Gruppo Finanziario SpA	175,591	158,337

		54,679,213

NETHERLANDS – 7.48%
Aegon NV	362,732	1,326,320
Akzo Nobel NV	63,956	2,269,085
ASML Holding NV	112,336	1,742,029
Corio NV	13,225	525,644
Fugro NV CVA	16,284	424,694
Heineken Holding NV	24,544	572,476
Heineken NV	62,304	1,683,078
ING Groep NV	521,324	2,427,286
Koninklijke Ahold NV	317,892	3,577,125
Koninklijke Boskalis Westminster NV	13,452	259,944
Koninklijke DSM NV	36,470	843,927
Koninklijke KPN NV	463,740	6,004,580

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2009

Security	Shares	Value
Koninklijke Philips Electronics NV	259,836	$4,202,610
Randstad Holding NV	26,911	396,298
Reed Elsevier NV	169,212	1,904,942
SBM Offshore NV	39,884	529,595
SNS REAAL NV	25,252	95,572
TNT NV	96,288	1,405,730
Unilever NV	436,600	8,456,183
Wolters Kluwer NV	74,340	1,188,691

		39,835,809

PORTUGAL – 1.05%
Banco Comercial Portugues SA Registered[b]	613,600	498,754
Banco Espirito Santo SA Registered	71,344	420,886
BRISA - Auto-estradas de Portugal SA	97,940	579,651
CIMPOR - Cimentos de Portugal SGPS SAa	96,796	379,872
Energias de Portugal SA	476,484	1,518,948
Galp Energia SGPS SA Class B	51,846	576,161
Jeronimo Martins SGPS SA	62,695	257,191
Portugal Telecom SGPS SA Registered	142,072	1,163,829
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	43,425	208,474

		5,603,766

SPAIN – 13.40%
Abertis Infraestructuras SA	74,815	1,047,107
Acciona SA	7,788	777,444
Acerinox SA	39,181	453,828
Actividades de Construcciones y Servicios SAa	51,212	2,048,817
Banco Bilbao Vizcaya Argentaria SA	966,420	7,106,656
Banco de Sabadell SAa	256,296	1,067,669
Banco de Valencia SA	58,292	511,573
Banco Popular Espanol SAa	220,424	1,058,209
Banco Santander SA	2,182,292	13,580,938
Bankinter SAa	72,924	602,011
Cintra Concesiones de Infraestructuras de Transporte SAa	67,370	321,718
Criteria CaixaCorp SA	235,056	662,743

Security	Shares	Value
Enagas SA	49,163	$796,728
Fomento de Construcciones y Contratas SA	12,339	320,162
Gamesa Corporacion Tecnologica SA	52,628	706,501
Gas Natural SDG SA	29,264	531,856
Gestevision Telecinco SA	33,040	237,927
Grifols SA	34,077	541,426
Grupo Ferrovial SAa	16,520	408,085
Iberdrola Renovables SAb	225,380	921,705
Iberdrola SA	931,964	6,154,933
Iberia Lineas Aereas de Espana SA	116,348	270,415
Indra Sistemas SAa	29,444	540,363
Industria de Diseno Textil SA	57,112	2,170,975
Mapfre SAa	191,748	394,518
Red Electrica Corporacion SA	30,208	1,226,167
Repsol YPF SA	199,184	3,091,338
Sacyr Vallehermoso SAa	21,854	153,489
Telefonica SA	1,115,572	20,841,602
Union Fenosa SA	99,120	2,249,607
Zardoya Otis SAa	31,154	540,883

		71,337,393

TOTAL COMMON STOCKS (Cost: $1,213,404,638)		523,582,563

PREFERRED STOCKS – 1.40%

GERMANY – 0.99%
Bayerische Motoren Werke AG	15,354	232,834
Fresenius SE	20,768	1,055,056
Henkel AG & Co. KGaA	48,002	1,137,606
Porsche Automobil Holding SE	23,600	978,025
RWE AG	10,556	586,407
Volkswagen AG	29,028	1,313,203

		5,303,131

ITALY – 0.41%
Intesa Sanpaolo SpA RNC	240,486	404,388
Italcementi SpA RNC	27,151	143,278
Telecom Italia SpA RNC	1,506,613	1,450,413
Unipol Gruppo Finanziario SpA	234,123	163,541

		2,161,620

TOTAL PREFERRED STOCKS (Cost: $20,541,799)		7,464,751

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2009

Security	Shares	Value
RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,b,c]	619,476	$78

		78

TOTAL RIGHTS (Cost: $0)		78

WARRANTS – 0.02%

FRANCE – 0.02%
Compagnie de Saint-Gobain (Expires 3/6/09)[a,b]	79,040	116,446

		116,446

TOTAL WARRANTS (Cost: $0)		116,446

SHORT-TERM INVESTMENTS – 3.05%

MONEY MARKET FUNDS – 3.05%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[d,e,f]	13,856,888	13,856,888
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[d,e,f]	2,316,466	2,316,466
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[d,e]	55,224	55,224

		16,228,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,228,578)		16,228,578

TOTAL INVESTMENTS IN SECURITIES – 102.78% (Cost: $1,250,175,015)		547,392,416

Other Assets, Less Liabilities – (2.78)%		(14,809,279)

NET ASSETS – 100.00%		$532,583,137

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.58%

ADVERTISING – 0.75%
JCDecaux SAa	10,431	$134,996
PagesJaunes SA	20,559	175,883
Publicis Groupe SA	20,196	474,139

		785,018

AEROSPACE & DEFENSE – 1.77%
European Aeronautic Defence and Space Co.[a]	51,810	767,243
Safran SA	29,799	306,176
Thales SA	14,124	575,009
Zodiac SA	6,699	204,789

		1,853,217

AIRLINES – 0.19%
Air France-KLM	21,714	200,767

		200,767

APPAREL – 0.70%
Hermes International[a]	8,547	728,921

		728,921

AUTO MANUFACTURERS – 0.81%
PSA Peugeot Citroen SA	24,123	418,354
Renault SA	29,271	428,449

		846,803

AUTO PARTS & EQUIPMENT – 0.87%
Compagnie Generale des Etablissements Michelin Class B	23,067	757,161
Valeo SA	12,215	153,585

		910,746

BANKS – 7.89%
BNP Paribas	130,218	4,298,314
Credit Agricole SA	141,174	1,396,732
Natixis	158,004	220,740
Societe Generale	73,887	2,341,782

		8,257,568

BEVERAGES – 1.38%
Pernod Ricard SA	26,136	1,444,604

		1,444,604

Security	Shares	Value
BUILDING MATERIALS – 1.99%
Compagnie de Saint-Gobain[a]	45,639	$1,061,897
Imerys SA	4,422	148,660
Lafarge SA	20,064	873,787

		2,084,344

CHEMICALS – 2.78%
L’Air Liquide SA	39,336	2,905,597

		2,905,597

COMMERCIAL SERVICES – 0.39%
Bureau Veritas SA	5,874	215,080
Societe des Autoroutes Paris-Rhin-Rhone	3,630	198,242

		413,322

COMPUTERS – 0.87%
Atos Origin SA	11,022	269,681
Cap Gemini SA	22,011	642,128

		911,809

COSMETICS & PERSONAL CARE – 2.81%
Christian Dior SA	8,745	441,876
L’Oreal SA	38,346	2,499,353

		2,941,229

ELECTRIC – 1.20%
Electricite de France	31,911	1,252,738

		1,252,738

ELECTRICAL COMPONENTS & EQUIPMENT – 0.20%
Legrand SA	14,058	212,913

		212,913

ENGINEERING & CONSTRUCTION – 3.57%
Aeroports de Paris	4,686	227,286
Bouygues SA	38,016	1,100,835
Eiffage SA	5,907	217,488
Vinci SA	66,957	2,189,322

		3,734,931

FOOD – 6.87%
Carrefour SA	100,650	3,422,662
Casino Guichard-Perrachon SA	6,930	434,439
Groupe Danone	69,300	3,331,347

		7,188,448

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2009

Security	Shares	Value
FOOD SERVICE – 0.67%
Sodexo	15,015	$696,620

		696,620

GAS – 5.35%
GDF Suez	174,174	5,594,393

		5,594,393

HAND & MACHINE TOOLS – 2.05%
Schneider Electric SA	35,244	2,139,606

		2,139,606

HEALTH CARE - PRODUCTS – 1.07%
Essilor International SAa	32,175	1,119,670

		1,119,670

HEALTH CARE - SERVICES – 0.15%
BioMerieux SA	2,046	156,210

		156,210

HOLDING COMPANIES - DIVERSIFIED – 2.25%
LVMH Moet Hennessy Louis Vuitton SA	38,940	2,244,302
Wendel	4,356	110,425

		2,354,727

HOUSEHOLD PRODUCTS & WARES – 0.20%
Societe BIC	4,224	207,935

		207,935

INSURANCE – 3.09%
AXA	246,213	2,294,301
CNP Assurances SA	5,940	385,503
SCOR SE	27,654	554,225

		3,234,029

INTERNET – 0.19%
Iliad SA	2,508	200,195

		200,195

INVESTMENT COMPANIES – 0.09%
Eurazeo	3,993	94,149

		94,149

IRON & STEEL – 2.59%
ArcelorMittal	138,138	2,710,581

		2,710,581

LODGING – 1.04%
Accor SAa	30,261	1,092,650

		1,092,650

Security	Shares	Value
MACHINERY – 1.55%
ALSTOM	33,859	$1,624,639

		1,624,639

MEDIA – 5.15%
Lagardere SCA	18,876	619,834
M6-Metropole Television	10,362	136,538
Societe Television Francaise 1	18,942	154,905
Vivendi	185,724	4,473,441

		5,384,718

MEDICAL - DRUGS – 0.14%
Ipsen SA	3,696	141,692

		141,692

METAL FABRICATE & HARDWARE – 0.64%
Vallourec SA	8,448	670,372

		670,372

MINING – 0.12%
Eramet	825	121,036

		121,036

OFFICE & BUSINESS EQUIPMENT – 0.34%
Neopost SA	4,917	360,577

		360,577

OIL & GAS – 15.67%
Compagnie Generale de Geophysique-Veritas[b]	23,100	255,829
Total SA	338,910	16,132,616

		16,388,445

OIL & GAS SERVICES – 0.52%
Technip SA	16,434	541,002

		541,002

PHARMACEUTICALS – 8.30%
Sanofi-Aventis	167,079	8,682,109

		8,682,109

REAL ESTATE – 1.95%
Gecina SA	2,409	107,099
Klepierre	13,398	275,661
Unibail-Rodamco	13,002	1,655,200

		2,037,960

REAL ESTATE INVESTMENT TRUSTS – 0.22%
Icade	3,135	232,526

		232,526

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2009

Security	Shares	Value
RETAIL – 0.70%
PPR SA	12,078	$728,634

		728,634

SEMICONDUCTORS – 0.46%
STMicroelectronics NV	107,844	478,975

		478,975

SOFTWARE – 0.34%
Dassault Systemes SA	10,197	357,957

		357,957

TELECOMMUNICATIONS – 7.84%
Alcatel-Lucent[b]	367,785	499,803
Eutelsat Communications	14,124	293,020
France Telecom SA	290,730	6,576,194
SES SA	45,012	835,789

		8,204,806

WATER – 1.86%
Suez Environnement SAb	42,933	633,059
Veolia Environnement	60,093	1,309,289

		1,942,348

TOTAL COMMON STOCKS (Cost: $252,980,039)		104,171,536

WARRANTS – 0.06%

BUILDING MATERIALS – 0.06%
Compagnie de Saint-Gobain (Expires 3/6/09)[a,b]	44,576	65,672

		65,672

TOTAL WARRANTS (Cost: $0)		65,672

SHORT-TERM INVESTMENTS – 3.30%

MONEY MARKET FUNDS – 3.30%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	2,940,594	2,940,594
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	491,581	491,581

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	23,847	$23,847

		3,456,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,456,022)		3,456,022

TOTAL INVESTMENTS IN SECURITIES – 102.94% (Cost: $256,436,061)		107,693,230

Other Assets, Less Liabilities – (2.94)%		(3,075,574)

NET ASSETS – 100.00%		$104,617,656

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 95.57%

AIRLINES – 0.59%
Deutsche Lufthansa AG Registered	150,834	$1,666,630

		1,666,630

APPAREL – 1.51%
Adidas AG	121,647	3,554,994
Puma AG	4,416	670,333

		4,225,327

AUTO MANUFACTURERS – 10.13%
Bayerische Motoren Werke AG	189,405	4,750,938
Daimler AG Registered	497,973	11,390,435
Volkswagen AG	51,267	12,240,991

		28,382,364

BANKS – 3.69%
Commerzbank AGa	404,271	1,432,510
Deutsche Bank AG Registered[a]	316,179	8,344,482
Deutsche Postbank AG	50,784	566,939

		10,343,931

BIOTECHNOLOGY – 0.64%
QIAGEN NVb	107,985	1,787,017

		1,787,017

BUILDING MATERIALS – 0.16%
HeidelbergCement AGa	16,422	437,992

		437,992

CHEMICALS – 14.27%
BASF SE	501,768	13,994,459
Bayer AG	443,670	21,457,436
K+S AG	87,009	3,926,270
Wacker Chemie AG	9,660	610,367

		39,988,532

COMMERCIAL SERVICES – 0.14%
Hamburger Hafen und Logistik AG	17,388	397,064

		397,064

COSMETICS & PERSONAL CARE – 0.87%
Beiersdorf AG	58,236	2,440,027

		2,440,027

DIVERSIFIED FINANCIAL SERVICES – 1.88%
Deutsche Boerse AG	113,781	5,257,185

		5,257,185

Security	Shares	Value
ELECTRIC – 16.12%
E.ON AG	1,107,243	$28,701,644
RWE AG	259,509	16,469,582

		45,171,226

ENERGY - ALTERNATE SOURCES – 0.52%
Q-Cells SEa,b	38,157	639,204
SolarWorld AG	47,196	825,391

		1,464,595

ENGINEERING & CONSTRUCTION – 2.49%
Fraport AG	26,289	824,692
Hochtief AG	24,633	688,273
Linde AG	84,318	5,459,350

		6,972,315

FOOD – 1.01%
METRO AG	70,470	2,060,300
Suedzucker AG	44,160	766,127

		2,826,427

HEALTH CARE - PRODUCTS – 2.00%
Fresenius Medical Care AG & Co. KGaA	116,403	4,803,245
Fresenius SE	17,595	804,475

		5,607,720

HOLDING COMPANIES - DIVERSIFIED – 0.33%
GEA Group AG	86,250	936,582

		936,582

HOUSEHOLD PRODUCTS & WARES – 0.65%
Henkel AG & Co. KGaA	84,939	1,836,063

		1,836,063

INSURANCE – 11.08%
Allianz SE Registered	215,280	14,663,320
Hannover Rueckversicherung AG Registered	54,027	1,969,994
Muenchener Rueckversicherungs- Gesellschaft AG Registered	117,162	14,427,803

		31,061,117

INTERNET – 0.22%
United Internet AG Registered	88,941	630,314

		630,314

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2009

Security	Shares	Value
IRON & STEEL – 1.85%
Salzgitter AG	22,701	$1,425,136
ThyssenKrupp AG	209,070	3,770,517

		5,195,653

LEISURE TIME – 0.28%
TUI AG	136,413	771,835

		771,835

MACHINERY - DIVERSIFIED – 0.91%
MAN AG	62,514	2,547,021

		2,547,021

MANUFACTURING – 9.23%
Siemens AG Registered	504,942	25,863,693

		25,863,693

PHARMACEUTICALS – 1.37%
Celesio AG	48,576	1,011,781
Merck KGaA	37,536	2,834,613

		3,846,394

SOFTWARE – 4.68%
SAP AGa	404,823	13,118,421

		13,118,421

TELECOMMUNICATIONS – 7.21%
Deutsche Telekom AG Registered	1,664,280	20,217,720

		20,217,720

TRANSPORTATION – 1.74%
Deutsche Post AG Registered	502,113	4,872,094

		4,872,094

TOTAL COMMON STOCKS (Cost: $621,390,146)		267,865,259

PREFERRED STOCKS – 4.24%

AUTO MANUFACTURERS – 1.90%
Bayerische Motoren Werke AG	32,706	495,967
Porsche Automobil Holding SE	49,611	2,055,966
Volkswagen AG	61,272	2,771,895

		5,323,828

ELECTRIC – 0.52%
RWE AG	26,427	1,468,072

		1,468,072

Security	Shares	Value
HEALTH CARE - SERVICES – 0.88%
Fresenius SE	48,438	$2,460,747

		2,460,747

HOUSEHOLD PRODUCTS & WARES – 0.94%
Henkel AG & Co. KGaA	111,573	2,644,184

		2,644,184

TOTAL PREFERRED STOCKS (Cost: $30,257,410)		11,896,831

SHORT-TERM INVESTMENTS – 8.27%

MONEY MARKET FUNDS – 8.27%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	19,764,828	19,764,828
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	3,304,100	3,304,100
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	108,287	108,287

		23,177,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,177,215)		23,177,215

TOTAL INVESTMENTS IN SECURITIES – 108.08% (Cost: $674,824,771)		302,939,305

Other Assets, Less Liabilities – (8.08)%		(22,649,663)

NET ASSETS – 100.00%		$280,289,642

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 97.17%

AEROSPACE & DEFENSE – 2.82%
Finmeccanica SpA	164,766	$2,115,629

		2,115,629

AUTO MANUFACTURERS – 1.80%
Fiat SpA	298,518	1,350,661

		1,350,661

AUTO PARTS & EQUIPMENT – 0.29%
Pirelli & C. SpA	984,859	213,265

		213,265

BANKS – 22.60%
Banca Carige SpA	425,334	1,147,915
Banca Monte dei Paschi di Siena SpA	1,050,676	1,309,057
Banca Popolare di Milano Scrl	191,898	777,467
Banco Popolare SpA	289,002	1,113,070
Intesa Sanpaolo SpA	2,626,176	6,457,286
UniCredito SpA	2,836,050	3,637,945
Unione di Banche Italiane ScpA	261,324	2,489,209

		16,931,949

BUILDING MATERIALS – 0.22%
Italcementi SpA[a]	18,144	163,265

		163,265

COMMERCIAL SERVICES – 2.05%
Atlantia SpA	116,886	1,533,500

		1,533,500

DIVERSIFIED FINANCIAL SERVICES – 2.66%
Mediobanca SpA	244,314	1,992,068

		1,992,068

ELECTRIC – 14.50%
A2A SpA	914,250	1,323,703
Enel SpA	1,166,634	5,845,241
Terna SpA	1,183,056	3,696,249

		10,865,193

ELECTRICAL COMPONENTS & EQUIPMENT – 0.69%
Prysmian SpA	62,580	518,605

		518,605

ENTERTAINMENT – 0.38%
Lottomatica SpA	17,739	286,124

		286,124

Security	Shares	Value
FOOD – 1.59%
Parmalat SpA	640,166	$1,191,108

		1,191,108

HEALTH CARE - PRODUCTS – 1.66%
Luxottica Group SpA	94,417	1,245,910

		1,245,910

HOLDING COMPANIES - DIVERSIFIED – 0.29%
IFIL Investments SpA	114,245	217,790

		217,790

INSURANCE – 9.80%
Assicurazioni Generali SpA	380,142	5,754,968
Fondiaria-Sai SpA	52,290	612,309
Mediolanum SpA[a]	147,882	495,838
Unipol Gruppo Finanziario SpA	533,274	480,872

		7,343,987

MEDIA – 2.34%
Mediaset SpA	391,378	1,750,928

		1,750,928

METAL FABRICATE & HARDWARE – 1.91%
Tenaris SA	164,640	1,431,297

		1,431,297

OIL & GAS – 24.86%
Eni SpA	909,846	18,327,022
Saras SpA	101,892	297,638

		18,624,660

OIL & GAS SERVICES – 1.93%
Saipem SpA	92,484	1,444,749

		1,444,749

RETAIL – 0.40%
Autogrill SpA	28,591	138,258
Bulgari SpA	38,718	157,971

		296,229

TELECOMMUNICATIONS – 4.10%
Telecom Italia SpA	2,501,982	3,071,191

		3,071,191

UTILITIES – 0.28%
ACEA SpA	16,758	210,281

		210,281

TOTAL COMMON STOCKS (Cost: $180,700,833)		72,798,389

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2009

Security	Shares	Value
PREFERRED STOCKS – 2.44%

BANKS – 0.60%
Intesa Sanpaolo SpA RNC	265,692	$446,773

		446,773

BUILDING MATERIALS – 0.30%
Italcementi SpA RNC	42,968	226,745

		226,745

INSURANCE – 0.72%
Unipol Gruppo Finanziario SpA	771,498	538,913

		538,913

TELECOMMUNICATIONS – 0.82%
Telecom Italia SpA RNC	641,004	617,093

		617,093

TOTAL PREFERRED STOCKS (Cost: $5,271,989)		1,829,524

SHORT-TERM INVESTMENTS – 0.38%

MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[b,c,d]	199,874	199,874
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[b,c,d]	33,413	33,413
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[b,c]	47,097	47,097

		280,384

TOTAL SHORT-TERM INVESTMENTS (Cost: $280,384)		280,384

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $186,253,206)		74,908,297

Other Assets, Less Liabilities – 0.01%		10,423

NET ASSETS – 100.00%		$74,918,720

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

BANKS – 0.66%
SNS REAAL NV	137,921	$521,996

		521,996

BEVERAGES – 4.85%
Heineken Holding NV	40,033	933,748
Heineken NV	107,464	2,903,029

		3,836,777

BIOTECHNOLOGY – 0.79%
Crucell NVa	33,649	626,509

		626,509

BUILDING MATERIALS – 0.08%
Wavin NV	22,344	62,432

		62,432

CHEMICALS – 8.08%
Akzo Nobel NV	125,286	4,445,003
Koninklijke DSM NV	84,056	1,945,082

		6,390,085

COMMERCIAL SERVICES – 1.37%
Brunel International NV	2,660	25,912
Randstad Holding NV	55,461	816,731
USG People NV	28,329	236,743

		1,079,386

DIVERSIFIED FINANCIAL SERVICES – 0.58%
BinckBank NV	32,319	244,228
KAS Bank NV	18,886	211,534

		455,762

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
Draka Holding NV	8,379	59,051
InnoConcepts NVb	19,418	55,612
TKH Group NV	26,201	256,429

		371,092

ELECTRONICS – 7.17%
Koninklijke Philips Electronics NV	350,588	5,670,441

		5,670,441

ENGINEERING & CONSTRUCTION – 1.54%
Arcadis NVb	17,157	189,967
Koninklijke BAM Groep NV	54,796	407,193
Koninklijke Boskalis Westminster NV	31,920	616,816

		1,213,976

Security	Shares	Value
FOOD – 27.21%
CSM NV	48,279	$528,857
Koninklijke Ahold NV	493,962	5,558,378
Koninklijke Wessanen NV	63,707	266,197
Nutreco Holding NV	19,817	701,700
Sligro Food Group NV	15,960	340,435
Super de Boer NVa	32,596	89,421
Unilever NV	723,786	14,018,477

		21,503,465

HOLDING COMPANIES - DIVERSIFIED – 0.61%
Eriks Group NV	3,724	107,292
Imtech NV	25,140	323,920
Ordina NV	18,086	51,913

		483,125

INSURANCE – 7.42%
Aegon NV	675,640	2,470,460
ING Groep NV	729,904	3,398,435

		5,868,895

INVESTMENT COMPANIES – 0.07%
Kardan NV	26,600	54,087

		54,087

MANUFACTURING – 0.63%
Aalberts Industries NV	46,152	235,048
Koninklijke Ten Cate NV	17,024	260,969

		496,017

MEDIA – 8.54%
Reed Elsevier NV	344,869	3,882,440
Telegraaf Media Groep NV	14,497	230,149
Wolters Kluwer NV	165,186	2,641,313

		6,753,902

METAL FABRICATE & HARDWARE – 0.05%
Advanced Metallurgical Group NVa,b	6,251	37,155

		37,155

OFFICE & BUSINESS EQUIPMENT – 0.09%
Oce NV	26,733	68,584

		68,584

OIL & GAS SERVICES – 1.91%
Fugro NV CVA	25,669	669,460
SBM Offshore NV	63,175	838,861

		1,508,321

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
PHARMACEUTICALS – 0.46%
OPG Groep NV	43,092	$366,137

		366,137

REAL ESTATE INVESTMENT TRUSTS – 4.31%
Corio NV	33,383	1,326,848
Eurocommercial Properties NV	18,221	491,064
VastNed Offices/Industrial NV	9,576	83,638
VastNed Retail NV	12,369	549,824
Wereldhave NV	14,098	956,942

		3,408,316

RETAIL – 0.17%
Beter Bed Holding NV	5,320	54,310
Macintosh Retail Group NV	7,980	81,080

		135,390

SEMICONDUCTORS – 4.47%
ASM International NVa	15,827	103,722
ASML Holding NV	221,046	3,427,829

		3,531,551

SOFTWARE – 0.31%
Exact Holding NV	3,990	72,161
TomTom NVa,b	28,329	102,217
Unit 4 Agresso NV	7,315	68,285

		242,663

TELECOMMUNICATIONS – 12.70%
Koninklijke KPN NV	775,124	10,036,429

		10,036,429

TEXTILES – 0.04%
Gamma Holding NV	7,448	32,635

		32,635

TRANSPORTATION – 5.30%
Royal Vopak NV	22,211	743,732
Smit Internationale NV	7,049	304,388
TNT NV	215,272	3,142,804

		4,190,924

TOTAL COMMON STOCKS (Cost: $180,455,911)		78,946,052

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.27%

MONEY MARKET FUNDS – 0.27%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	178,439	$178,439
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	29,830	29,830
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	7,205	7,205

		215,474

TOTAL SHORT-TERM INVESTMENTS (Cost: $215,474)		215,474

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $180,671,385)		79,161,526

Other Assets, Less Liabilities – (0.15)%		(119,924)

NET ASSETS – 100.00%		$79,041,602

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.81%

AIRLINES – 0.38%
Iberia Lineas Aereas de Espana SA	252,932	$587,862

		587,862

BANKS – 31.38%
Banco Bilbao Vizcaya Argentaria SAa	1,530,690	11,256,066
Banco de Sabadell SAa	803,566	3,347,466
Banco de Valencia SA	191,586	1,681,367
Banco Popular Espanol SAa	852,184	4,091,156
Banco Santander SA	4,263,806	26,534,709
Bankinter SAa	230,880	1,905,989

		48,816,753

COMMERCIAL SERVICES – 3.05%
Abertis Infraestructuras SA	258,778	3,621,844
Cintra Concesiones de Infraestructuras de Transporte SA	235,690	1,125,511

		4,747,355

COMPUTERS – 1.56%
Indra Sistemas SAa	132,386	2,429,577

		2,429,577

DIVERSIFIED FINANCIAL SERVICES – 1.74%
Criteria CaixaCorp SAa	959,188	2,704,441

		2,704,441

ELECTRIC – 10.91%
Iberdrola SA	1,117,622	7,381,066
Red Electrica Corporacion SA	91,982	3,733,623
Union Fenosa SA	257,890	5,853,018

		16,967,707

ENERGY - ALTERNATE SOURCES – 1.10%
Gamesa Corporacion Tecnologica SA	127,502	1,711,642

		1,711,642

ENGINEERING & CONSTRUCTION – 7.41%
Acciona SA	31,820	3,176,461
Actividades de Construcciones y Servicios SAa	150,886	6,036,432
Fomento de Construcciones y Contratas SA	33,152	860,199

Security	Shares	Value
Grupo Ferrovial SAa	41,292	$1,020,015
Sacyr Vallehermoso SAa	61,420	431,376

		11,524,483

GAS – 3.50%
Enagas SA	154,882	2,509,993
Gas Natural SDG SAa	161,098	2,927,862

		5,437,855

INSURANCE – 1.84%
Mapfre SAa	1,389,128	2,858,105

		2,858,105

IRON & STEEL – 0.57%
Acerinox SAa	76,886	890,559

		890,559

MACHINERY – 0.85%
Zardoya Otis SAa	76,146	1,322,015

		1,322,015

MEDIA – 0.72%
Gestevision Telecinco SA	155,474	1,119,597

		1,119,597

OIL & GAS – 4.46%
Repsol YPF SA	447,330	6,942,567

		6,942,567

PHARMACEUTICALS – 0.95%
Grifols SA	93,388	1,483,779

		1,483,779

RETAIL – 4.08%
Industria de Diseno Textil SAa	167,166	6,354,414

		6,354,414

TELECOMMUNICATIONS – 25.31%
Telefonica SA	2,107,594	39,374,989

		39,374,989

TOTAL COMMON STOCKS (Cost: $364,312,169)		155,273,700

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 24.21%

MONEY MARKET FUNDS – 24.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[b,c,d]	32,121,738	$32,121,738
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[b,c,d]	5,369,813	5,369,813
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[b,c]	168,583	168,583

		37,660,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,660,134)		37,660,134

TOTAL INVESTMENTS IN SECURITIES – 124.02% (Cost: $401,972,303)		192,933,834

Other Assets, Less Liabilities – (24.02)%		(37,366,435)

NET ASSETS – 100.00%		$155,567,399

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

AGRICULTURE – 2.52%
Swedish Match AB	155,380	$2,046,769

		2,046,769

AUTO MANUFACTURERS – 1.78%
Scania AB Class Ba	202,980	1,444,071

		1,444,071

BANKS – 14.18%
Nordea Bank AB	1,267,775	6,384,043
Skandinaviska Enskilda Banken AB Class Aa	283,560	1,194,647
Svenska Handelsbanken AB Class A	279,480	3,378,589
Swedbank AB Class Aa	221,510	581,113

		11,538,392

COMMERCIAL SERVICES – 1.64%
Securitas AB Class B	190,400	1,333,408

		1,333,408

ENGINEERING & CONSTRUCTION – 2.00%
Skanska AB Class Ba	229,813	1,628,584

		1,628,584

FOREST PRODUCTS & PAPER – 3.42%
Holmen AB Class B	32,385	541,796
Svenska Cellulosa AB Class B	343,552	2,243,653

		2,785,449

HAND & MACHINE TOOLS – 4.14%
Sandvik AB	624,750	3,368,243

		3,368,243

HEALTH CARE - PRODUCTS – 1.74%
Getinge AB Class B	122,468	1,419,234

		1,419,234

HOME FURNISHINGS – 1.31%
Electrolux AB Class Ba	155,025	1,068,437

		1,068,437

HOUSEHOLD PRODUCTS & WARES – 0.74%
Husqvarna AB Class Ba	165,808	600,867

		600,867

INVESTMENT COMPANIES – 3.95%
Investor AB Class B	282,030	3,213,472

		3,213,472

Security	Shares	Value
IRON & STEEL – 1.46%
SSAB Svenskt Stal AB Class A	110,655	$827,216
SSAB Svenskt Stal AB Class B	51,067	356,213

		1,183,429

MACHINERY – 9.82%
Atlas Copco AB Class A	383,860	2,677,577
Atlas Copco AB Class B	212,160	1,338,396
Volvo AB Class A	262,565	1,138,300
Volvo AB Class B	669,800	2,836,779

		7,991,052

MANUFACTURING – 1.93%
Alfa Laval AB	223,107	1,568,661

		1,568,661

MEDIA – 0.54%
Modern Times Group MTG AB Class B	31,195	440,397

		440,397

METAL FABRICATE & HARDWARE – 4.53%
Assa Abloy AB Class B	190,886	1,628,575
SKF AB Class B	244,035	2,054,897

		3,683,472

OIL & GAS – 0.71%
Lundin Petroleum ABb	134,640	576,223

		576,223

RETAIL – 14.43%
Hennes & Mauritz AB Class Ba	312,970	11,741,724

		11,741,724

TELECOMMUNICATIONS – 29.07%
Millicom International Cellular SA SDR	42,755	1,696,721
Tele2 AB Class B	185,895	1,389,682
Telefonaktiebolaget LM Ericsson AB Class B	1,806,590	15,061,778
TeliaSonera AB	1,366,970	5,500,763

		23,648,944

TOTAL COMMON STOCKS (Cost: $219,014,545)		81,280,828

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.05%

MONEY MARKET FUNDS – 9.05%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	6,300,660	$6,300,660
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	1,053,286	1,053,286
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	9,552	9,552

		7,363,498

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,363,498)		7,363,498

TOTAL INVESTMENTS IN SECURITIES – 108.96% (Cost: $226,378,043)		88,644,326

Other Assets, Less Liabilities – (8.96)%		(7,292,616)

NET ASSETS – 100.00%		$81,351,710

SDR – Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.69%

BANKS – 6.58%
Baloise Holding Registered	16,083	$920,113
Credit Suisse Group AG Registered	372,648	9,250,627
Julius Baer Holding AG Registered	91,952	2,150,019

		12,320,759

BUILDING MATERIALS – 2.27%
Geberit AG Registered	14,595	1,319,188
Holcim Ltd. Registered	87,442	2,927,243

		4,246,431

CHEMICALS – 8.70%
Givaudan SA Registered	4,097	2,379,073
Lonza Group AG Registered	48,195	4,654,024
Syngenta AG Registered	43,050	9,256,674

		16,289,771

COMMERCIAL SERVICES – 1.99%
Adecco SA Registered	48,459	1,489,958
SGS SA Registered	2,468	2,245,562

		3,735,520

COMPUTERS – 0.25%
Logitech International SA Registered[a,b]	53,865	462,361

		462,361

DIVERSIFIED FINANCIAL SERVICES – 4.42%
UBS AG Registered[a]	872,446	8,282,620

		8,282,620

ELECTRIC – 0.22%
BKW FMB Energie AG	5,775	417,882

		417,882

ENGINEERING & CONSTRUCTION – 5.19%
ABB Ltd. Registered[a]	792,330	9,718,795

		9,718,795

FOOD – 22.47%
Aryzta AGa	28,455	646,038
Lindt & Spruengli AG Registered	126	2,356,146
Lindt & Spruengli AG Participation Certificates	735	1,167,167
Nestle SA Registered	1,151,955	37,910,691

		42,080,042

Security	Shares	Value
HAND & MACHINE TOOLS – 0.59%
Schindler Holding AG Participation Certificates	22,470	$1,103,248

		1,103,248

HEALTH CARE - PRODUCTS – 5.82%
Nobel Biocare Holding AG Registered	84,217	1,351,087
Sonova Holding AG Registered	30,384	1,503,552
Straumann Holding AG Registered[b]	7,050	1,161,888
Synthes Inc.	59,010	6,878,591

		10,895,118

INSURANCE – 5.64%
Swiss Life Holding AG Registered[a]	13,893	685,706
Swiss Reinsurance Co. Registered[b]	159,905	1,994,352
Zurich Financial Services AG Registered	55,125	7,892,575

		10,572,633

INVESTMENT COMPANIES – 0.53%
Pargesa Holding SA Bearer	18,825	994,574
Reinet Investments SCA[a]	1	9

		994,583

PHARMACEUTICALS – 28.03%
Actelion Ltd. Registered[a]	41,370	1,967,294
Novartis AG Registered	688,065	25,207,394
Roche Holding AG Genusschein	221,865	25,328,794

		52,503,482

RETAIL – 2.64%
Compagnie Financiere Richemont SA Class A Bearer Units	203,280	2,695,859
Swatch Group AG (The) Bearer	15,216	1,710,984
Swatch Group AG (The) Registered	24,570	544,125

		4,950,968

TELECOMMUNICATIONS – 2.91%
Swisscom AG Registered	18,049	5,453,432

		5,453,432

TRANSPORTATION – 0.44%
Kuehne & Nagel International AG Registered	16,905	819,856

		819,856

TOTAL COMMON STOCKS (Cost: $328,261,145)		184,847,501

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.81%

MONEY MARKET FUNDS – 1.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	2,889,910	$2,889,910
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	483,108	483,108
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	10,643	10,643

		3,383,661

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,383,661)		3,383,661

TOTAL INVESTMENTS IN SECURITIES – 100.50% (Cost: $331,644,806)		188,231,162

Other Assets, Less Liabilities – (0.50)%		(933,112)

NET ASSETS – 100.00%		$187,298,050

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.94%

AEROSPACE & DEFENSE – 2.30%
BAE Systems PLC	1,023,057	$5,417,266
Cobham PLC	331,695	913,414
Meggitt PLC	190,512	340,112
Rolls-Royce Group PLC[a]	530,145	2,183,806

		8,854,598

AGRICULTURE – 5.51%
British American Tobacco PLC	550,557	14,101,713
Imperial Tobacco Group PLC	295,029	7,064,729

		21,166,442

AIRLINES – 0.08%
British Airways PLC	162,162	317,121

		317,121

APPAREL – 0.12%
Burberry Group PLC	126,063	461,788

		461,788

BANKS – 9.65%
Barclays PLC[b]	2,428,839	3,233,457
HSBC Holdings PLC	3,511,998	24,591,122
Lloyds Banking Group PLC	2,855,791	2,373,103
Royal Bank of Scotland Group PLC	5,119,254	1,692,841
Standard Chartered PLC	548,289	5,189,185

		37,079,708

BEVERAGES – 3.20%
Diageo PLC	726,516	8,481,069
SABMiller PLC	262,143	3,803,711

		12,284,780

CHEMICALS – 0.23%
Johnson Matthey PLC	62,181	869,457

		869,457

COMMERCIAL SERVICES – 1.67%
Bunzl PLC	95,588	791,591
Capita Group PLC	178,416	1,688,587
Experian PLC	298,998	1,776,092
G4S PLC	362,502	963,114
Hays PLC	393,120	427,254
Serco Group PLC	141,372	780,327

		6,426,965

Security	Shares	Value
COMPUTERS – 0.11%
Logica PLC	434,511	$425,790

		425,790

DISTRIBUTION & WHOLESALE – 0.13%
Wolseley PLC	189,945	483,538

		483,538

DIVERSIFIED FINANCIAL SERVICES – 0.93%
ICAP PLC	147,042	492,528
Investec PLC	120,393	350,497
London Stock Exchange Group PLC	44,415	274,910
Man Group PLC	494,046	1,210,500
Old Mutual PLC	1,449,252	857,262
Schroders PLC	36,332	377,778

		3,563,475

ELECTRIC – 3.35%
Drax Group PLC	97,902	724,237
International Power PLC	438,480	1,485,908
National Grid PLC	705,348	6,298,629
Scottish & Southern Energy PLC	265,923	4,355,093

		12,863,867

ENGINEERING & CONSTRUCTION – 0.36%
AMEC PLC	94,878	737,027
Balfour Beatty PLC	140,994	639,071

		1,376,098

ENTERTAINMENT – 0.11%
Ladbrokes PLC	171,045	422,991

		422,991

FOOD – 6.64%
Cadbury PLC	394,254	3,017,671
J Sainsbury PLC	306,558	1,377,493
Tate & Lyle PLC	133,056	502,576
Tesco PLC	2,279,340	10,825,193
Unilever PLC	372,519	7,263,669
Wm Morrison Supermarkets PLC	687,204	2,529,575

		25,516,177

FOOD SERVICE – 0.86%
Associated British Foods PLC	102,249	948,771
Compass Group PLC	535,059	2,360,390

		3,309,161

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2009

Security	Shares	Value
GAS – 1.48%
Centrica PLC	1,479,681	$5,705,016

		5,705,016

HEALTH CARE - PRODUCTS – 0.47%
Smith & Nephew PLC	256,095	1,816,912

		1,816,912

HOLDING COMPANIES - DIVERSIFIED – 0.11%
Tomkins PLC	259,755	418,373

		418,373

HOME BUILDERS – 0.08%
Berkeley Group Holdings PLC (The) Units[a]	24,192	300,166

		300,166

HOUSEHOLD PRODUCTS & WARES – 1.75%
Reckitt Benckiser PLC	175,014	6,720,350

		6,720,350

INSURANCE – 3.09%
Admiral Group PLC	53,487	651,832
Aviva PLC	771,498	3,178,002
Friends Provident PLC	686,637	692,918
Legal & General Group PLC	1,706,481	977,798
Prudential PLC	723,303	2,891,843
RSA Insurance Group PLC	965,412	1,894,821
Standard Life PLC	635,040	1,577,684

		11,864,898

LEISURE TIME – 0.48%
Carnival PLC	47,628	972,136
Thomas Cook Group PLC	124,929	380,174
TUI Travel PLC	161,550	509,462

		1,861,772

LODGING – 0.13%
InterContinental Hotels Group PLC	73,710	508,240

		508,240

MANUFACTURING – 0.57%
IMI PLC	95,067	358,407
Invensys PLC[a]	236,061	514,798
Smiths Group PLC	111,888	1,326,870

		2,200,075

Security	Shares	Value
MEDIA – 2.76%
British Sky Broadcasting Group PLC	332,262	$2,227,055
Daily Mail & General Trust PLC Class A NVS	79,569	282,967
ITV PLC	948,402	334,572
Pearson PLC	235,494	2,213,687
Reed Elsevier PLC	319,599	2,389,310
Thomson Reuters PLC	52,544	1,085,957
United Business Media Ltd.	66,528	393,527
WPP PLC	323,568	1,685,678

		10,612,753

MINING – 7.03%
Anglo American PLC	381,402	5,441,750
Antofagasta PLC	115,857	730,317
BHP Billiton PLC	640,143	10,091,452
Eurasian Natural Resources PLC	95,634	454,260
Kazakhmys PLC	60,858	226,835
Lonmin PLC	34,587	497,916
Rio Tinto PLC	289,359	7,428,006
Vedanta Resources PLC	42,903	330,525
Xstrata PLC	183,519	1,819,281

		27,020,342

OIL & GAS – 23.77%
BG Group PLC	973,539	13,945,720
BP PLC	5,434,317	34,720,565
Cairn Energy PLC[a]	38,367	1,072,400
Royal Dutch Shell PLC Class A	1,028,916	22,658,436
Royal Dutch Shell PLC Class B	782,271	16,546,748
Tullow Oil PLC	231,525	2,412,330

		91,356,199

PACKAGING & CONTAINERS – 0.18%
Rexam PLC	184,275	688,816

		688,816

PHARMACEUTICALS – 9.98%
AstraZeneca PLC	419,769	13,420,267
GlaxoSmithKline PLC	1,508,220	22,980,735
Shire PLC	162,729	1,933,268

		38,334,270

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2009

Security	Shares	Value
REAL ESTATE – 0.62%
British Land Co. PLC	147,231	$960,615
Land Securities Group PLC	133,623	1,045,623
Liberty International PLC[c]	74,277	365,254

		2,371,492

REAL ESTATE INVESTMENT TRUSTS – 0.13%
Hammerson PLC[c]	88,074	305,053
SEGRO PLC	130,634	199,699

		504,752

RETAIL – 1.40%
Carphone Warehouse Group PLC (The)	121,000	183,247
Home Retail Group PLC	254,532	770,944
Kingfisher PLC	678,699	1,223,740
Marks & Spencer Group PLC	459,081	1,707,856
Next PLC	57,834	963,650
Whitbread PLC	49,896	530,905

		5,380,342

SOFTWARE – 0.52%
Autonomy Corp. PLC[a]	61,992	1,074,461
Sage Group PLC (The)	377,811	919,242

		1,993,703

TELECOMMUNICATIONS – 8.20%
BT Group PLC	2,243,997	2,901,022
Cable & Wireless PLC	733,320	1,438,247
Vodafone Group PLC	15,225,462	27,170,419

		31,509,688

TRANSPORTATION – 0.21%
FirstGroup PLC	141,939	544,221
Stagecoach Group PLC	156,407	258,604

		802,825

VENTURE CAPITAL – 0.08%
3i Group PLC	108,486	309,261

		309,261

WATER – 0.65%
Severn Trent PLC	68,607	1,063,944
United Utilities Group PLC	196,938	1,424,581

		2,488,525

TOTAL COMMON STOCKS (Cost: $828,366,219)		380,190,726

Security	Shares	Value
RIGHTS – 0.04%

REAL ESTATE INVESTMENT TRUSTS – 0.04%
Hammerson PLC[a,c]	113,778	$148,389

		148,389

TOTAL RIGHTS (Cost: $573,538)		148,389

SHORT-TERM INVESTMENTS – 0.29%

MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[b,d,e]	953,068	953,068
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[b,d,e]	159,325	159,325
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[b,d]	18,631	18,631

		1,131,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,131,024)		1,131,024

TOTAL INVESTMENTS IN SECURITIES – 99.27% (Cost: $830,070,781)		381,470,139

Other Assets, Less Liabilities – 0.73%		2,815,309

NET ASSETS – 100.00%		$384,285,448

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Austria Investable Market Index Fund	Belgium Investable Market Index Fund	EMU Index Fund	France Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$213,885,899	$147,453,599	$1,233,946,437	$252,980,039
Affiliated issuers (Note 2)	11,921,921	915,765	16,228,578	3,456,022

Total cost of investments	$225,807,820	$148,369,364	$1,250,175,015	$256,436,061

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$57,862,897	$61,048,121	$531,163,838	$104,237,208
Affiliated issuers (Note 2)	11,921,921	915,765	16,228,578	3,456,022

Total fair value of investments	69,784,818	61,963,886	547,392,416	107,693,230
Foreign currencies, at value[b]	25,097	11,226	500,458	252,590
Receivables:
Investment securities sold	1,174,183	4,393,810	4,433,951	427,492
Dividends and interest	663,610	685,082	650,070	30,967
Capital shares sold	–	–	–	10,688

Total Assets	71,647,708	67,054,004	552,976,895	108,414,967

LIABILITIES
Payables:
Investment securities purchased	1,153,366	4,513,643	3,902,227	316,113
Securities related to in-kind transactions (Note 4)	–	–	33,290	–
Collateral for securities on loan (Note 5)	11,873,436	851,814	16,173,354	3,432,175
Capital shares redeemed	–	20,973	12,501	–
Investment advisory fees (Note 2)	28,175	26,218	272,386	49,023

Total Liabilities	13,054,977	5,412,648	20,393,758	3,797,311

NET ASSETS	$58,592,731	$61,641,356	$532,583,137	$104,617,656

Net assets consist of:
Paid-in capital	$287,110,063	$185,584,969	$1,379,746,076	$321,436,453
Undistributed (distributions in excess of) net investment income	(675,267)	(142,716)	320,102	(59,254)
Accumulated net realized loss	(71,672,766)	(37,252,182)	(144,615,292)	(68,013,848)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(156,169,299)	(86,548,715)	(702,867,749)	(148,745,695)

NET ASSETS	$58,592,731	$61,641,356	$532,583,137	$104,617,656

Shares outstanding[c]	5,700,000	8,120,000	23,600,000	6,600,000

Net asset value per share	$10.28	$7.59	$22.57	$15.85

[a]	Securities on loan with market values of $11,241,483, $766,335, $14,915,587 and $3,292,854, respectively. See Note 5.
[b]	Cost of foreign currencies: $27,047, $11,217, $506,917 and $255,356, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million, 1 billion and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Germany Index Fund	Italy Index Fund	Netherlands Investable Market Index Fund	Spain Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$651,647,556	$185,972,822	$180,455,911	$364,312,169
Affiliated issuers (Note 2)	23,177,215	280,384	215,474	37,660,134

Total cost of investments	$674,824,771	$186,253,206	$180,671,385	$401,972,303

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$279,762,090	$74,627,913	$78,946,052	$155,273,700
Affiliated issuers (Note 2)	23,177,215	280,384	215,474	37,660,134

Total fair value of investments	302,939,305	74,908,297	79,161,526	192,933,834
Foreign currencies, at value[b]	380,987	33,693	1,930	89,523
Receivables:
Investment securities sold	8,784,023	2,915,811	784,880	3,615,090
Dividends and interest	268,814	66,250	303	129,093
Capital shares sold	9,523	65,582	–	–

Total Assets	312,382,652	77,989,633	79,948,639	196,767,540

LIABILITIES
Payables:
Investment securities purchased	8,886,711	2,797,176	660,484	3,601,560
Collateral for securities on loan (Note 5)	23,068,928	233,287	208,269	37,491,551
Capital shares redeemed	–	–	–	26,594
Investment advisory fees (Note 2)	137,371	40,450	38,284	80,436

Total Liabilities	32,093,010	3,070,913	907,037	41,200,141

NET ASSETS	$280,289,642	$74,918,720	$79,041,602	$155,567,399

Net assets consist of:
Paid-in capital	$834,296,711	$250,137,899	$240,833,404	$418,582,462
Undistributed (distributions in excess of) net investment income	954,237	4,287	(45,448)	2,282,341
Accumulated net realized loss	(183,057,496)	(63,896,047)	(60,236,262)	(56,253,955)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(371,903,810)	(111,327,419)	(101,510,092)	(209,043,449)

NET ASSETS	$280,289,642	$74,918,720	$79,041,602	$155,567,399

Shares outstanding[c]	20,700,000	6,300,000	6,650,000	5,550,000

Net asset value per share	$13.54	$11.89	$11.89	$28.03

[a]	Securities on loan with market values of $21,966,362, $221,399, $197,849 and $35,614,424, respectively. See Note 5.
[b]	Cost of foreign currencies: $390,461, $33,693, $2,163 and $90,384, respectively.
[c]	$0.001 par value, number of shares authorized: 382.2 million, 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$219,014,545	$328,261,145	$803,904,834
Affiliated issuers (Note 2)	7,363,498	3,383,661	26,165,947

Total cost of investments	$226,378,043	$331,644,806	$830,070,781

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$81,280,828	$184,847,501	$377,105,658
Affiliated issuers (Note 2)	7,363,498	3,383,661	4,364,481

Total fair value of investments	88,644,326	188,231,162	381,470,139
Foreign currencies, at value[b]	98,733	5,747	856,306
Receivables:
Investment securities sold	313,152	117,368	1,571,901
Dividends and interest	9,073	2,412,949	3,305,629

Total Assets	89,065,284	190,767,226	387,203,975

LIABILITIES
Payables:
Investment securities purchased	317,615	–	1,619,564
Collateral for securities on loan (Note 5)	7,353,946	3,373,018	1,112,393
Investment advisory fees (Note 2)	42,013	96,158	186,570

Total Liabilities	7,713,574	3,469,176	2,918,527

NET ASSETS	$81,351,710	$187,298,050	$384,285,448

Net assets consist of:
Paid-in capital	$284,034,373	$381,632,467	$944,173,585
Undistributed net investment income (accumulated net investment loss)	(310,847)	533,572	3,837,816
Accumulated net realized loss	(64,635,705)	(51,256,130)	(115,096,853)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(137,736,111)	(143,611,859)	(448,629,100)

NET ASSETS	$81,351,710	$187,298,050	$384,285,448

Shares outstanding[c]	6,375,000	13,125,000	37,800,000

Net asset value per share	$12.76	$14.27	$10.17

[a]	Securities on loan with market values of $6,632,568, $3,209,018 and $749,634, respectively. See Note 5.
[b]	Cost of foreign currencies: $101,127, $5,813 and $875,000, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 934.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Austria Investable Market Index Fund	Belgium Investable Market Index Fund	EMU Index Fund	France Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$162,957	$249,518	$6,863,147	$1,695,027
Interest from affiliated issuers (Note 2)	520	130	587	105
Securities lending income from affiliated issuers (Note 2)	122,000	25,682	323,228	75,762

Total investment income	285,477	275,330	7,186,962	1,770,894

EXPENSES
Investment advisory fees (Note 2)	281,700	177,857	2,242,751	515,883

Total expenses	281,700	177,857	2,242,751	515,883

Net investment income	3,777	97,473	4,944,211	1,255,011

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,526,244)	(20,047,395)	(70,426,135)	(6,111,319)
In-kind redemptions	(28,424,362)	(6,706,657)	(35,295,187)	(50,808,520)
Foreign currency transactions	50,932	(516)	(228,914)	(26,916)

Net realized loss	(45,899,674)	(26,754,568)	(105,950,236)	(56,946,755)

Net change in unrealized appreciation (depreciation) on:
Investments	(90,800,841)	(35,821,653)	(473,664,726)	(82,049,590)
Translation of assets and liabilities in foreign currencies	(207,258)	(120,466)	18,415	1,676

Net change in unrealized appreciation (depreciation)	(91,008,099)	(35,942,119)	(473,646,311)	(82,047,914)

Net realized and unrealized loss	(136,907,773)	(62,696,687)	(579,596,547)	(138,994,669)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(136,903,996)	$(62,599,214)	$(574,652,336)	$(137,739,658)

[a]	Net of foreign withholding tax of $4,752, $44,032, $956,795 and $100,132, respectively.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Germany Index Fund	Italy Index Fund	Netherlands Investable Market Index Fund	Spain Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,336,809	$1,670,198	$428,059	$5,739,917
Interest from affiliated issuers (Note 2)	330	95	142	490
Securities lending income from affiliated issuers (Note 2)	123,901	11,297	4,909	572,792

Total investment income	1,461,040	1,681,590	433,110	6,313,199

EXPENSES
Investment advisory fees (Note 2)	1,138,136	331,294	351,688	694,969

Total expenses	1,138,136	331,294	351,688	694,969

Net investment income	322,904	1,350,296	81,422	5,618,230

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(39,160,354)	(20,440,787)	(23,437,929)	(17,066,822)
In-kind redemptions	(82,322,490)	(25,705,508)	(18,391,053)	(29,986,512)
Foreign currency transactions	(509,520)	(106,453)	(52,642)	128,491

Net realized loss	(121,992,364)	(46,252,748)	(41,881,624)	(46,924,843)

Net change in unrealized appreciation (depreciation) on:
Investments	(213,602,891)	(49,292,247)	(64,759,617)	(107,877,005)
Translation of assets and liabilities in foreign currencies	180,257	11,625	8,017	34,682

Net change in unrealized appreciation (depreciation)	(213,422,634)	(49,280,622)	(64,751,600)	(107,842,323)

Net realized and unrealized loss	(335,414,998)	(95,533,370)	(106,633,224)	(154,767,166)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(335,092,094)	$(94,183,074)	$(106,551,802)	$(149,148,936)

[a]	Net of foreign withholding tax of $185,019, $291,759, $74,034 and $903,986, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$–	$1,322,634	$10,566,567
Interest from affiliated issuers (Note 2)	142	469	340
Securities lending income from affiliated issuers (Note 2)	33,480	16,322	18,879

Total investment income	33,622	1,339,425	10,585,786

EXPENSES
Investment advisory fees (Note 2)	370,960	825,917	1,531,028

Total expenses	370,960	825,917	1,531,028

Net investment income (loss)	(337,338)	513,508	9,054,758

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,824,769)	(25,159,142)	(28,938,116)
Investments in affiliated issuers (Note 2)	–	–	(2,302,223)
In-kind redemptions	(39,208,720)	(16,707,147)	(28,251,989)
Foreign currency transactions	(35,170)	(91,821)	(1,486,008)

Net realized loss	(46,068,659)	(41,958,110)	(60,978,336)

Net change in unrealized appreciation (depreciation) on:
Investments	(58,713,746)	(109,233,346)	(332,440,289)
Translation of assets and liabilities in foreign currencies	4,228	(84,564)	258,403

Net change in unrealized appreciation (depreciation)	(58,709,518)	(109,317,910)	(332,181,886)

Net realized and unrealized loss	(104,778,177)	(151,276,020)	(393,160,222)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(105,115,515)	$(150,762,512)	$(384,105,464)

[a]	Net of foreign withholding tax of $–, $233,949 and $67,795, respectively.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Investable Market Index Fund		iShares MSCI Belgium Investable Market Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,777	$5,489,871	$97,473	$8,943,391
Net realized gain (loss)	(45,899,674)	827,676	(26,754,568)	10,301,055
Net change in unrealized appreciation (depreciation)	(91,008,099)	(72,261,407)	(35,942,119)	(77,304,920)

Net decrease in net assets resulting from operations	(136,903,996)	(65,943,860)	(62,599,214)	(58,060,474)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,480,497)	(10,677,774)	(863,335)	(16,629,945)

Total distributions to shareholders	(2,480,497)	(10,677,774)	(863,335)	(16,629,945)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,725,119	202,420,621	39,566,353	83,185,830
Cost of shares redeemed	(59,350,066)	(405,710,636)	(34,417,081)	(192,024,177)

Net increase (decrease) in net assets from capital share transactions	4,375,053	(203,290,015)	5,149,272	(108,838,347)

DECREASE IN NET ASSETS	(135,009,440)	(279,911,649)	(58,313,277)	(183,528,766)

NET ASSETS
Beginning of period	193,602,171	473,513,820	119,954,633	303,483,399

End of period	$58,592,731	$193,602,171	$61,641,356	$119,954,633

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(675,267)	$1,801,453	$(142,716)	$623,146

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	5,700,000	4,040,000	3,320,000
Shares redeemed	(3,500,000)	(11,900,000)	(2,720,000)	(8,240,000)

Net increase (decrease) in shares outstanding	(800,000)	(6,200,000)	1,320,000	(4,920,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI EMU Index Fund		iShares MSCI France Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,944,211	$77,988,337	$1,255,011	$12,303,626
Net realized gain (loss)	(105,950,236)	420,891,072	(56,946,755)	20,272,014
Net change in unrealized appreciation (depreciation)	(473,646,311)	(780,256,430)	(82,047,914)	(74,337,717)

Net decrease in net assets resulting from operations	(574,652,336)	(281,377,021)	(137,739,658)	(41,762,077)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,852,012)	(132,228,318)	(3,305,755)	(15,471,999)

Total distributions to shareholders	(14,852,012)	(132,228,318)	(3,305,755)	(15,471,999)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	174,162,885	935,523,497	108,673,950	392,494,736
Cost of shares redeemed	(343,883,429)	(2,201,675,459)	(90,213,408)	(553,753,893)

Net increase (decrease) in net assets from capital share transactions	(169,720,544)	(1,266,151,962)	18,460,542	(161,259,157)

DECREASE IN NET ASSETS	(759,224,892)	(1,679,757,301)	(122,584,871)	(218,493,233)

NET ASSETS
Beginning of period	1,291,808,029	2,971,565,330	227,202,527	445,695,760

End of period	$532,583,137	$1,291,808,029	$104,617,656	$227,202,527

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$320,102	$10,227,903	$(59,254)	$1,991,490

SHARES ISSUED AND REDEEMED
Shares sold	5,900,000	17,500,000	4,200,000	10,800,000
Shares redeemed	(10,400,000)	(41,400,000)	(5,000,000)	(15,600,000)

Net decrease in shares outstanding	(4,500,000)	(23,900,000)	(800,000)	(4,800,000)

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$322,904	$46,008,248	$1,350,296	$11,898,862
Net realized gain (loss)	(121,992,364)	227,568,876	(46,252,748)	(6,321,261)
Net change in unrealized appreciation (depreciation)	(213,422,634)	(371,327,133)	(49,280,622)	(51,884,781)

Net decrease in net assets resulting from operations	(335,092,094)	(97,750,009)	(94,183,074)	(46,307,180)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,317,923)	(72,915,709)	(2,704,016)	(18,054,401)

Total distributions to shareholders	(1,317,923)	(72,915,709)	(2,704,016)	(18,054,401)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	190,551,492	961,273,471	65,383,156	499,630,008
Cost of shares redeemed	(243,303,812)	(1,762,400,887)	(137,731,797)	(363,609,192)

Net increase (decrease) in net assets from capital share transactions	(52,752,320)	(801,127,416)	(72,348,641)	136,020,816

INCREASE (DECREASE) IN NET ASSETS	(389,162,337)	(971,793,134)	(169,235,731)	71,659,235

NET ASSETS
Beginning of period	669,451,979	1,641,245,113	244,154,451	172,495,216

End of period	$280,289,642	$669,451,979	$74,918,720	$244,154,451

Undistributed net investment income included in net assets at end of period	$954,237	$1,949,256	$4,287	$1,358,007

SHARES ISSUED AND REDEEMED
Shares sold	9,600,000	29,100,000	3,600,000	16,800,000
Shares redeemed	(13,200,000)	(55,800,000)	(7,050,000)	(12,150,000)

Net increase (decrease) in shares outstanding	(3,600,000)	(26,700,000)	(3,450,000)	4,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands Investable Market Index Fund		iShares MSCI Spain Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$81,422	$9,878,532	$5,618,230	$19,885,704
Net realized gain (loss)	(41,881,624)	13,136,127	(46,924,843)	24,027,821
Net change in unrealized appreciation (depreciation)	(64,751,600)	(54,521,906)	(107,842,323)	(122,537,204)

Net decrease in net assets resulting from operations	(106,551,802)	(31,507,247)	(149,148,936)	(78,623,679)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,392,379)	(15,733,536)	(9,825,412)	(24,006,924)

Total distributions to shareholders	(2,392,379)	(15,733,536)	(9,825,412)	(24,006,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,053,105	108,417,983	112,005,926	1,073,349,945
Cost of shares redeemed	(49,719,869)	(102,878,515)	(118,812,727)	(1,171,926,810)

Net increase (decrease) in net assets from capital share transactions	(21,666,764)	5,539,468	(6,806,801)	(98,576,865)

DECREASE IN NET ASSETS	(130,610,945)	(41,701,315)	(165,781,149)	(201,207,468)

NET ASSETS
Beginning of period	209,652,547	251,353,862	321,348,548	522,556,016

End of period	$79,041,602	$209,652,547	$155,567,399	$321,348,548

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(45,448)	$2,265,509	$2,282,341	$6,489,523

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	3,550,000	2,775,000	17,250,000
Shares redeemed	(3,400,000)	(3,400,000)	(3,600,000)	(19,875,000)

Net increase (decrease) in shares outstanding	(1,950,000)	150,000	(825,000)	(2,625,000)

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden Index Fund		iShares MSCI Switzerland Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(337,338)	$10,430,468	$513,508	$7,419,424
Net realized gain (loss)	(46,068,659)	5,147,723	(41,958,110)	55,472,783
Net change in unrealized appreciation (depreciation)	(58,709,518)	(109,865,275)	(109,317,910)	(89,962,657)

Net decrease in net assets resulting from operations	(105,115,515)	(94,287,084)	(150,762,512)	(27,070,450)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(148,655)	(24,097,389)	(1,024,002)	(10,490,319)

Total distributions to shareholders	(148,655)	(24,097,389)	(1,024,002)	(10,490,319)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,049,948	281,026,512	76,246,615	294,689,801
Cost of shares redeemed	(73,087,864)	(508,014,443)	(103,686,964)	(209,602,175)

Net increase (decrease) in net assets from capital share transactions	(41,037,916)	(226,987,931)	(27,440,349)	85,087,626

INCREASE (DECREASE) IN NET ASSETS	(146,302,086)	(345,372,404)	(179,226,863)	47,526,857

NET ASSETS
Beginning of period	227,653,796	573,026,200	366,524,913	318,998,056

End of period	$81,351,710	$227,653,796	$187,298,050	$366,524,913

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(310,847)	$175,146	$533,572	$1,044,066

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	9,300,000	3,500,000	11,750,000
Shares redeemed	(4,875,000)	(16,575,000)	(6,250,000)	(8,250,000)

Net increase (decrease) in shares outstanding	(2,925,000)	(7,275,000)	(2,750,000)	3,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI United Kingdom Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,054,758	$39,928,967
Net realized gain (loss)	(60,978,336)	89,735,490
Net change in unrealized appreciation (depreciation)	(332,181,886)	(319,757,708)

Net decrease in net assets resulting from operations	(384,105,464)	(190,093,251)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,893,948)	(63,131,140)

Total distributions to shareholders	(13,893,948)	(63,131,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,742,750	463,470,489
Cost of shares redeemed	(113,959,957)	(455,482,369)

Net increase (decrease) in net assets from capital share transactions	(100,217,207)	7,988,120

DECREASE IN NET ASSETS	(498,216,619)	(245,236,271)

NET ASSETS
Beginning of period	882,502,067	1,127,738,338

End of period	$384,285,448	$882,502,067

Undistributed net investment income included in net assets at end of period	$3,837,816	$8,677,006

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	20,200,000
Shares redeemed	(8,800,000)	(20,200,000)

Net decrease in shares outstanding	(7,800,000)	–

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$29.78	$37.28	$31.08	$26.62	$17.04	$10.61

Income from investment operations:
Net investment income[a]	0.00 [b]	0.56	0.51	0.44	0.29	0.21
Net realized and unrealized gain (loss)[c]	(19.08)	(6.98)	6.42	4.31	9.38	6.39

Total from investment operations	(19.08)	(6.42)	6.93	4.75	9.67	6.60

Less distributions from:
Net investment income	(0.42)	(1.08)	(0.73)	(0.29)	(0.09)	(0.17)

Total distributions	(0.42)	(1.08)	(0.73)	(0.29)	(0.09)	(0.17)

Net asset value, end of period	$10.28	$29.78	$37.28	$31.08	$26.62	$17.04

Total return	(64.35)%[d]	(17.64)%	22.35%	18.00%	56.82%	62.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,593	$193,602	$473,514	$391,637	$196,952	$57,920
Ratio of expenses to average net assets[e]	0.55%	0.52%	0.51%	0.54%	0.57%	0.77%
Ratio of net investment income to average net assets[e]	0.01%	1.57%	1.36%	1.48%	1.26%	1.37%
Portfolio turnover rate[f]	7%	26%	21%	32%	21%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$17.64	$25.89	$22.83	$18.94	$14.77	$11.16

Income from investment operations:
Net investment income[a]	0.02	0.78	0.76	0.75	0.71	0.37
Net realized and unrealized gain (loss)[b]	(9.92)	(7.27)	2.74	3.95	3.75	4.25

Total from investment operations	(9.90)	(6.49)	3.50	4.70	4.46	4.62

Less distributions from:
Net investment income	(0.15)	(1.76)	(0.44)	(0.81)	(0.29)	(1.01)

Total distributions	(0.15)	(1.76)	(0.44)	(0.81)	(0.29)	(1.01)

Net asset value, end of period	$7.59	$17.64	$25.89	$22.83	$18.94	$14.77

Total return	(56.21)%[c]	(26.21)%	15.36%	25.66%	30.22%	42.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,641	$119,955	$303,483	$152,484	$46,960	$24,813
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.51%	0.54%	0.57%	0.78%
Ratio of net investment income to average net assets[d]	0.30%	3.32%	2.90%	3.60%	3.89%	2.79%
Portfolio turnover rate[e]	18%	31%	12%	10%	10%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of period	$45.97	$57.15	$46.14	$37.49	$29.69	$25.06

Income from investment operations:
Net investment income[b]	0.19	1.71	1.40	1.37	0.88	0.68
Net realized and unrealized gain (loss)[c]	(23.05)	(9.59)	10.54	7.94	7.57	4.35

Total from investment operations	(22.86)	(7.88)	11.94	9.31	8.45	5.03

Less distributions from:
Net investment income	(0.54)	(3.30)	(0.93)	(0.66)	(0.65)	(0.40)

Total distributions	(0.54)	(3.30)	(0.93)	(0.66)	(0.65)	(0.40)

Net asset value, end of period	$22.57	$45.97	$57.15	$46.14	$37.49	$29.69

Total return	(50.00)%[d]	(14.52)%	26.10%	25.18%	28.54%	20.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$532,583	$1,291,808	$2,971,565	$1,794,921	$547,284	$326,606
Ratio of expenses to average net assets[e]	0.56%	0.52%	0.51%	0.54%	0.58%	0.79%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	n/a	n/a	n/a	n/a	0.57%	0.79%
Ratio of net investment income to average net assets[e]	1.22%	3.06%	2.60%	3.23%	2.50%	2.29%
Portfolio turnover rate[f]	3%	27%	5%	8%	8%	11%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$30.70	$36.53	$31.16	$25.41	$20.40	$16.90

Income from investment operations:
Net investment income[a]	0.14	0.93	0.77	0.55	0.47	0.24
Net realized and unrealized gain (loss)[b]	(14.54)	(5.17)	5.06	5.52	4.84	3.54

Total from investment operations	(14.40)	(4.24)	5.83	6.07	5.31	3.78

Less distributions from:
Net investment income	(0.45)	(1.59)	(0.46)	(0.32)	(0.30)	(0.28)

Total distributions	(0.45)	(1.59)	(0.46)	(0.32)	(0.30)	(0.28)

Net asset value, end of period	$15.85	$30.70	$36.53	$31.16	$25.41	$20.40

Total return	(47.22)%[c]	(11.96)%	18.83%	24.13%	26.13%	22.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$104,618	$227,203	$445,696	$211,886	$81,326	$61,201
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets[d]	1.35%	2.60%	2.17%	1.95%	1.98%	1.23%
Portfolio turnover rate[e]	2%	10%	6%	10%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$27.55	$32.18	$23.68	$19.08	$14.96	$12.57

Income from investment operations:
Net investment income[a]	0.01	0.88	0.68	0.57	0.28	0.19
Net realized and unrealized gain (loss)[b]	(13.95)	(3.84)	8.33	4.15	4.03	2.40

Total from investment operations	(13.94)	(2.96)	9.01	4.72	4.31	2.59

Less distributions from:
Net investment income	(0.07)	(1.67)	(0.51)	(0.12)	(0.19)	(0.20)

Total distributions	(0.07)	(1.67)	(0.51)	(0.12)	(0.19)	(0.20)

Net asset value, end of period	$13.54	$27.55	$32.18	$23.68	$19.08	$14.96

Total return	(50.65)%[c]	(9.81)%	38.47%	24.82%	28.89%	20.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$280,290	$669,452	$1,641,245	$802,795	$314,793	$98,764
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.51%	0.54%	0.57%	0.80%
Ratio of net investment income to average net assets[d]	0.16%	2.72%	2.32%	2.62%	1.54%	1.27%
Portfolio turnover rate[e]	8%	11%	4%	12%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$25.04	$33.82	$30.48	$25.77	$20.21	$16.67

Income from investment operations:
Net investment income[a]	0.19	1.53	1.35	1.07	0.78	0.56
Net realized and unrealized gain (loss)[b]	(12.91)	(7.71)	2.66	4.15	5.42	3.59

Total from investment operations	(12.72)	(6.18)	4.01	5.22	6.20	4.15

Less distributions from:
Net investment income	(0.43)	(2.60)	(0.67)	(0.51)	(0.64)	(0.61)

Total distributions	(0.43)	(2.60)	(0.67)	(0.51)	(0.64)	(0.61)

Net asset value, end of period	$11.89	$25.04	$33.82	$30.48	$25.77	$20.21

Total return	(51.18)%[c]	(19.43)%	13.20%	20.61%	30.74%	25.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,919	$244,154	$172,495	$146,324	$42,526	$27,279
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.52%	0.54%	0.57%	0.83%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	n/a	n/a	n/a	0.79%
Ratio of net investment income to average net assets[d]	2.26%	5.06%	4.02%	3.87%	3.18%	2.85%
Portfolio turnover rate[e]	8%	29%	16%	15%	18%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$24.38	$29.75	$24.17	$19.10	$15.70	$14.31

Income from investment operations:
Net investment income[a]	0.01	1.10	0.98	0.60	0.57	0.39
Net realized and unrealized gain (loss)[b]	(12.15)	(4.68)	5.05	4.95	3.09	1.37

Total from investment operations	(12.14)	(3.58)	6.03	5.55	3.66	1.76

Less distributions from:
Net investment income	(0.35)	(1.79)	(0.45)	(0.48)	(0.26)	(0.37)

Total distributions	(0.35)	(1.79)	(0.45)	(0.48)	(0.26)	(0.37)

Net asset value, end of period	$11.89	$24.38	$29.75	$24.17	$19.10	$15.70

Total return	(50.06)%[c]	(12.67)%	25.22%	29.53%	23.40%	12.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,042	$209,653	$251,354	$109,991	$63,974	$28,265
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.51%	0.54%	0.57%	0.78%
Ratio of net investment income to average net assets[d]	0.13%	3.86%	3.50%	2.78%	3.13%	2.45%
Portfolio turnover rate[e]	8%	26%	8%	17%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$50.41	$58.06	$44.81	$35.70	$27.55	$22.39

Income from investment operations:
Net investment income[a]	0.83	1.98	1.30	1.07	0.79	0.44
Net realized and unrealized gain (loss)[b]	(21.67)	(7.33)	12.33	8.78	7.97	4.99

Total from investment operations	(20.84)	(5.35)	13.63	9.85	8.76	5.43

Less distributions from:
Net investment income	(1.54)	(2.30)	(0.38)	(0.74)	(0.61)	(0.27)

Total distributions	(1.54)	(2.30)	(0.38)	(0.74)	(0.61)	(0.27)

Net asset value, end of period	$28.03	$50.41	$58.06	$44.81	$35.70	$27.55

Total return	(42.02)%[c]	(9.76)%	30.47%	28.09%	31.85%	24.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,567	$321,349	$522,556	$178,130	$66,945	$45,456
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.51%	0.54%	0.57%	0.80%
Ratio of net investment income to average net assets[d]	4.49%	3.28%	2.36%	2.67%	2.33%	1.64%
Portfolio turnover rate[e]	7%	22%	12%	6%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$24.48	$34.57	$25.88	$21.58	$16.82	$12.59

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.91	1.15	0.76	0.46	0.28
Net realized and unrealized gain (loss)[b]	(11.66)	(8.63)	7.88	3.96	4.45	4.20

Total from investment operations	(11.70)	(7.72)	9.03	4.72	4.91	4.48

Less distributions from:
Net investment income	(0.02)	(2.37)	(0.34)	(0.42)	(0.15)	(0.25)

Total distributions	(0.02)	(2.37)	(0.34)	(0.42)	(0.15)	(0.25)

Net asset value, end of period	$12.76	$24.48	$34.57	$25.88	$21.58	$16.82

Total return	(47.81)%[c]	(23.16)%	35.01%	22.16%	29.21%	35.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,352	$227,654	$573,026	$151,427	$61,513	$27,758
Ratio of expenses to average net assets[d]	0.55%	0.51%	0.51%	0.54%	0.58%	0.92%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	n/a	n/a	0.57%	0.79%
Ratio of net investment income (loss) to average net assets[d]	(0.50)%	2.91%	3.42%	3.13%	2.28%	1.74%
Portfolio turnover rate[e]	2%	17%	7%	14%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$23.09	$25.78	$22.49	$17.63	$14.58	$12.23

Income from investment operations:
Net investment income[a]	0.03	0.49	0.36	0.27	0.22	0.09
Net realized and unrealized gain (loss)[b]	(8.78)	(2.51)	3.12	4.71	2.92	2.31

Total from investment operations	(8.75)	(2.02)	3.48	4.98	3.14	2.40

Less distributions from:
Net investment income	(0.07)	(0.67)	(0.19)	(0.12)	(0.09)	(0.05)

Total distributions	(0.07)	(0.67)	(0.19)	(0.12)	(0.09)	(0.05)

Net asset value, end of period	$14.27	$23.09	$25.78	$22.49	$17.63	$14.58

Total return	(37.97)%[c]	(7.97)%	15.53%	28.36%	21.54%	19.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$187,298	$366,525	$318,998	$188,319	$79,324	$41,920
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets[d]	0.35%	1.93%	1.42%	1.34%	1.34%	0.64%
Portfolio turnover rate[e]	9%	11%	5%	11%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$19.35	$24.73	$21.92	$18.74	$15.72	$13.00

Income from investment operations:
Net investment income[a]	0.21	0.83	0.84	0.97	0.60	0.48
Net realized and unrealized gain (loss)[b]	(9.05)	(4.89)	2.78	2.79	2.76	2.72

Total from investment operations	(8.84)	(4.06)	3.62	3.76	3.36	3.20

Less distributions from:
Net investment income	(0.34)	(1.32)	(0.81)	(0.58)	(0.34)	(0.48)

Total distributions	(0.34)	(1.32)	(0.81)	(0.58)	(0.34)	(0.48)

Net asset value, end of period	$10.17	$19.35	$24.73	$21.92	$18.74	$15.72

Total return	(45.92)%[c]	(17.16)%	16.77%	20.61%	21.53%	24.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$384,285	$882,502	$1,127,738	$872,409	$464,850	$452,870
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.51%	0.54%	0.57%	0.77%
Ratio of net investment income to average net assets[d]	3.28%	3.64%	3.51%	4.81%	3.39%	3.11%
Portfolio turnover rate[e]	4%	14%	8%	10%	11%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands Investable Market, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”). Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers,

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of February 28, 2009:

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Austria Investable Market	$69,784,818	$–	$–	$69,784,818
Belgium Investable Market	61,963,694	–	192	61,963,886
EMU	547,392,338	–	78	547,392,416
France	107,693,230	–	–	107,693,230
Germany	302,939,305	–	–	302,939,305
Italy	74,908,297	–	–	74,908,297
Netherlands Investable Market	79,161,526	–	–	79,161,526
Spain	192,933,834	–	–	192,933,834
Sweden	88,644,326	–	–	88,644,326
Switzerland	188,231,162	–	–	188,231,162
United Kingdom	381,470,139	–	–	381,470,139

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended February 28, 2009:

iShares MSCI Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Austria Investable Market	$14	$–	$–	$–	$(14)	$–	$–
Belgium Investable Market	–	–	–	–	192	192	192
EMU	–	–	(2,188,382)	(49,209)	2,237,669	78	(1,936,673)

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2009.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2008, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Austria Investable Market	$336,553	$1,291,324	$370,948	$855,364	$–	$–	$9,795,917	$2,587,916	$15,238,022
Belgium Investable Market	59,876	1,677,678	117,767	175,781	33,969	–	–	1,698,444	3,763,515
EMU	–	–	–	659,648	1,873,963	–	–	–	2,533,611
France	–	2,436,748	236,944	2,400,550	–	–	158,472	335,795	5,568,509
Germany	–	8,697,227	5,469,732	8,656,712	2,241,687	–	4,227,713	3,394,735	32,687,806
Italy	–	2,648,775	848,408	541,980	527,327	–	–	472,268	5,038,758
Netherlands Investable Market	60,885	3,222,792	1,497,810	2,481,175	129,137	403,525	260,715	1,195,162	9,251,201
Spain	–	–	–	995,671	–	–	–	–	995,671
Sweden	–	713,472	1,577,551	1,149,514	–	107,613	–	100,015	3,648,165
Switzerland	–	1,970,979	1,018,305	2,149,171	354,252	–	–	–	5,492,707
United Kingdom	–	856,798	6,448,554	4,272,059	1,517,783	7,063,063	–	261,754	20,420,011

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Austria Investable Market	$226,853,737	$–	$(157,068,919)	$(157,068,919)
Belgium Investable Market	160,269,050	–	(98,305,164)	(98,305,164)
EMU	1,259,800,853	–	(712,408,437)	(712,408,437)
France	258,586,175	–	(150,892,945)	(150,892,945)
Germany	686,302,971	–	(383,363,666)	(383,363,666)
Italy	194,243,428	–	(119,335,131)	(119,335,131)
Netherlands Investable Market	183,286,933	–	(104,125,407)	(104,125,407)
Spain	404,686,210	–	(211,752,376)	(211,752,376)
Sweden	227,735,795	–	(139,091,469)	(139,091,469)
Switzerland	334,849,654	–	(146,618,492)	(146,618,492)
United Kingdom	849,422,942	–	(467,952,803)	(467,952,803)

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2009, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Investable Market	$122,000
Belgium Investable Market	25,682
EMU	323,228
France	75,762
Germany	123,901
Italy	11,297

iShares MSCI Index Fund	Securities Lending Agent Fees
Netherlands Investable Market	$4,909
Spain	572,792
Sweden	33,480
Switzerland	16,322
United Kingdom	18,879

Cross trades for the six months ended February 28, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2009, the iShares MSCI United Kingdom Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Net Realized Loss
Barclays PLC	2,878	204	653	2,429	$3,233,457	$(2,302,223)

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2009 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Investable Market	$9,396,300	$7,825,292
Belgium Investable Market	12,081,078	13,346,382
EMU	25,955,653	34,641,361
France	3,527,366	5,758,857
Germany	34,816,011	33,012,628
Italy	10,096,683	11,812,197
Netherlands Investable Market	11,023,429	12,647,317
Spain	17,652,272	22,262,126
Sweden	2,359,881	2,759,357
Switzerland	27,333,057	27,956,169
United Kingdom	23,441,776	26,677,223

In-kind transactions (see Note 4) for the six months ended February 28, 2009 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Investable Market	$60,260,414	$58,770,921
Belgium Investable Market	36,727,819	30,726,872
EMU	172,836,156	341,761,217
France	108,539,994	90,079,925
Germany	189,480,434	241,650,960
Italy	65,223,016	137,282,479
Netherlands Investable Market	27,986,099	49,642,329
Spain	111,614,181	117,522,814
Sweden	32,033,345	73,039,394
Switzerland	73,368,970	101,376,963
United Kingdom	13,645,868	113,087,643

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber& Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0569-0409

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The Shares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does his company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved iShares® is a registered trademark of Barclays Global investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-G. The Funds’ Forms N-G are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room n Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 -800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-82-0209

IShares

LET’S BUILD A BETTER INVESTMENT WORLD®.

BARCLAYS

GLOBAL INVESTORS

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2009

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares MSCI Australia Index Fund

iShares MSCI Hong Kong Index Fund

iShares MSCI Japan Small Cap Index Fund

iShares MSCI Malaysia Index Fund

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI Singapore Index Fund

iShares MSCI South Korea Index Fund

iShares MSCI Taiwan Index Fund

iShares MSCI Thailand Investable Market Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

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3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

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Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (49.25)%, while the total return for the Index was (49.54)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(55.44)%	(55.03)%	(55.90)%	0.67%	0.17%	0.04%	5.41%	5.05%	4.98%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(55.44)%	(55.03)%	(55.90)%	3.39%	0.83%	0.21%	69.30%	63.73%	62.57%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	39.69%

Basic Materials	22.65

Consumer Non-Cyclical	15.87

Industrial	7.31

Energy	6.40

Communications	2.72

Consumer Cyclical	2.32

Utilities	1.10

Technology	0.54

Short-Term and Other Net Assets	1.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
BHP Billiton Ltd.	15.57%

Westpac Banking Corp.	7.60

Commonwealth Bank of Australia	7.05

National Australia Bank Ltd.	5.38

Woolworths Ltd.	5.15

Australia and New Zealand Banking Group Ltd.	4.38

CSL Ltd.	3.55

Westfield Group	3.46

QBE Insurance Group Ltd.	3.03

Wesfarmers Ltd.	2.85

TOTAL	58.02%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (36.00)%, while the total return for the Index was (35.78)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(46.16)%	(45.28)%	(45.97)%	0.01%	(0.44)%	0.54%	3.74%	3.51%	4.37%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(46.16)%	(45.28)%	(45.97)%	0.04%	(2.18)%	2.72%	44.41%	41.16%	53.37%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	46.80%

Utilities	20.13

Diversified	13.45

Consumer Cyclical	10.56

Industrial	6.03

Communications	1.34

Basic Materials	1.04

Technology	0.39

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
CLP Holdings Ltd.	10.10%

Cheung Kong (Holdings) Ltd.	7.84

Sun Hung Kai Properties Ltd.	7.49

Hutchison Whampoa Ltd.	7.34

Hongkong Electric Holdings Ltd.	5.89

Hang Seng Bank Ltd.	5.80

Hong Kong Exchanges and Clearing Ltd.	5.49

Hong Kong and China Gas Co. Ltd. (The)	4.14

Esprit Holdings Ltd.	3.93

Li & Fung Ltd.	3.63

TOTAL	61.65%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan IndexSM. The small-cap universe is defined as all listed securities that have a market capitalization in the range of $200 million to $1,500 million. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (25.23)%, while the total return for the Index was (25.48)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(32.39)%	(34.21)%	(32.51)%	(29.02)%	(30.97)%	(29.03)%	(33.59)%	(35.78)%	(33.61)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/20/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Industrial	25.00%

Consumer Cyclical	24.03

Financial	19.54

Consumer Non-Cyclical	14.66

Basic Materials	9.07

Communications	3.71

Technology	2.59

Utilities	0.86

Energy	0.10

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Sagami Railway Co. Ltd.	0.63%

Rinnai Corp.	0.54

Awa Bank Ltd. (The)	0.54

AirWater Inc.	0.54

GSYuasa Corp.	0.52

Rengo Co. Ltd.	0.52

Shiga Bank Ltd.	0.51

Daishi Bank Ltd. (The)	0.50

Hyakugo Bank Ltd. (The)	0.49

Nipro Corp.	0.48

TOTAL	5.27%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (23.62)%, while the total return for the Index was (23.48)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.63)%	(41.32)%	(42.53)%	3.01%	2.68%	3.56%	11.75%	9.51%	11.44%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.63)%	(41.32)%	(42.53)%	16.00%	14.15%	19.12%	203.63%	148.13%	195.52%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	30.50%

Consumer Non-Cyclical	17.94

Consumer Cyclical	13.60

Industrial	12.52

Utilities	8.89

Communications	7.39

Diversified	7.11

Energy	0.95

Basic Materials	0.56

Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Bumiputra-Commerce Holdings Bhd	9.57%

Sime Darby Bhd	7.11

IOI Corp. Bhd	6.58

Malayan Banking Bhd	6.53

MISC Bhd	4.95

Public Bank Bhd	4.83

Tenaga Nasional Bhd	4.38

Genting Bhd	4.02

DiGi.Com Bhd	3.45

Resorts World Bhd	3.38

TOTAL	54.80%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific ex-Japan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (46.19)%, while the total return for the Index was (46.41)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(52.93)%	(52.47)%	(53.33)%	0.48%	(0.09)%	0.22%	6.98%	6.71%	6.81%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(52.93)%	(52.47)%	(53.33)%	2.43%	(0.46)%	1.12%	64.21%	61.20%	62.31%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	41.90%

Basic Materials	14.70

Consumer Non-Cyclical	11.06

Industrial	7.52

Utilities	5.62

Communications	4.87

Consumer Cyclical	4.76

Energy	4.08

Diversified	4.00

Technology	0.43

Short-Term and Other Net Assets	1.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	9.96%

Westpac Banking Corp. (Australia)	4.86

Commonwealth Bank of Australia (Australia)	4.52

National Australia Bank Ltd. (Australia)	3.44

Woolworths Ltd. (Australia)	3.29

Australia and New Zealand Banking Group Ltd. (Australia)	2.80

CLP Holdings Ltd. (Hong Kong)	2.44

CSL Ltd. (Australia)	2.26

Westfield Group (Australia)	2.20

Singapore Telecommunications Ltd. (Singapore)	2.04

TOTAL	37.81%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (47.13)%, while the total return for the Index was (47.37)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.30)%	(50.40)%	(51.43)%	1.99%	1.51%	1.83%	3.05%	2.99%	2.83%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.30)%	(50.40)%	(51.43)%	10.35%	7.77%	9.50%	35.08%	34.28%	32.18%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	47.21%

Communications	20.94

Industrial	9.87

Consumer Non-Cyclical	8.23

Diversified	6.57

Consumer Cyclical	6.01

Short-Term and Other Net Assets	1.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Singapore Telecommunications Ltd.	17.00%

DBS Group Holdings Ltd.	11.96

United Overseas Bank Ltd.	11.13

Oversea-Chinese Banking Corp.	8.99

Keppel Corp. Ltd.	5.01

Singapore Airlines Ltd.	4.79

Singapore Press Holdings Ltd.	3.94

Singapore Exchange Ltd.	3.54

CapitaLand Ltd.	3.09

Singapore Technologies Engineering Ltd.	3.09

TOTAL	72.54%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 28, 2009

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (48.26)%, while the total return for the Index was (48.25)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(61.25)%	(61.22)%	(61.21)%	(3.17)%	(3.99)%	(2.57)%	1.74%	1.38%	2.23%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(61.25)%	(61.22)%	(61.21)%	(14.89)%	(18.43)%	(12.19)%	16.40%	12.85%	21.44%

Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Technology	21.69%

Industrial	18.29

Financial	14.44

Consumer Cyclical	12.17

Basic Materials	11.13

Communications	7.42

Consumer Non-Cyclical	5.74

Energy	3.39

Utilities	2.47

Diversified	1.78

Short-Term and Other Net Assets	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	18.23%

POSCO	6.61

KB Financial Group Inc.	3.41

KT&G Corp.	3.04

Shinhan Financial Group Co. Ltd.	2.68

Hyundai Heavy Industries Co. Ltd.	2.59

Hyundai Motor Co. Ltd.	2.58

LG Electronics Inc.	2.34

Korea Electric Power Corp.	2.13

Samsung Fire & Marine Insurance Co. Ltd.	2.01

TOTAL	45.62%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (42.20)%, while the total return for the Index was (42.27)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.35)%	(51.81)%	(51.27)%	(8.40)%	(9.05)%	(7.76)%	(9.13)%	(9.40)%	(8.35)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.35)%	(51.81)%	(51.27)%	(35.50)%	(37.78)%	(33.21)%	(56.53)%	(57.61)%	(53.15)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Technology	39.44%

Industrial	20.62

Financial	14.65

Basic Materials	11.85

Communications	7.09

Consumer Cyclical	3.56

Consumer Non-Cyclical	1.42

Energy	1.26

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.89%

Hon Hai Precision Industry Co. Ltd.	6.56

Chunghwa Telecom Co. Ltd.	4.85

MediaTek Inc.	4.47

HTC Corp.	3.94

China Steel Corp.	3.38

AU Optronics Corp.	3.03

Formosa Plastics Corp.	3.02

Nan Ya Plastic Corp.	2.66

Cathay Financial Holding Co. Ltd.	2.64

TOTAL	49.44%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Thailand Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market IndexSM (the “Index”). The Index is a free float adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (42.20)%, while the total return for the Index was (42.14)%.

Cumulative Total Returns

Inception to 2/28/09

NAV	MARKET	INDEX
(55.14)%	(55.29)%	(55.11)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	31.42%

Energy	28.57

Communications	11.95

Industrial	7.40

Consumer Cyclical	7.11

Basic Materials	4.64

Consumer Non-Cyclical	4.26

Utilities	3.91

Technology	0.24

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
PTT PCL NVDR	12.24%

PTT Exploration & Production PCL NVDR	10.07

Bangkok Bank PCL NVDR	9.08

Advanced Info Service PCL NVDR	6.56

Kasikornbank PCL NVDR	5.75

Siam Commercial Bank PCL NVDR	5.59

Siam Cement PCL NVDR	3.63

Banpu PCL NVDR	3.46

Bank of Ayudhya PCL NVDR	3.25

CP All PCL NVDR	2.98

TOTAL	62.61%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Australia
Actual	$1,000.00	$ 507.50	0.55%	$2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
Hong Kong
Actual	1,000.00	640.00	0.56	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81
Japan Small Cap
Actual	1,000.00	747.70	0.56	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81
Malaysia
Actual	1,000.00	763.80	0.56	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Pacific ex-Japan
Actual	$1,000.00	$ 538.10	0.50%	$1.91
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
Singapore
Actual	1,000.00	528.70	0.56	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81
South Korea
Actual	1,000.00	517.40	0.67	2.52
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
Taiwan
Actual	1,000.00	578.00	0.76	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.76	3.81
Thailand Investable Market
Actual	1,000.00	578.00	0.67	2.62
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.60%

AIRLINES – 0.28%
Qantas Airways Ltd.	1,197,190	$1,196,951

		1,196,951

APPAREL – 0.18%
Billabong International Ltd.	176,700	792,451

		792,451

BANKS – 25.81%
Australia and New Zealand Banking Group Ltd.	2,223,950	18,910,455
Bendigo and Adelaide Bank Ltd.	313,880	1,289,358
Commonwealth Bank of Australia	1,599,800	30,456,560
National Australia Bank Ltd.	2,033,760	23,230,904
Suncorp-Metway Ltd.	1,212,374	4,074,002
Suncorp-Metway Ltd. New[a]	209,639	668,300
Westpac Banking Corp.	3,040,000	32,802,137

		111,431,716

BEVERAGES – 2.91%
Coca-Cola Amatil Ltd.	602,300	3,447,623
Foster’s Group Ltd.	2,090,190	7,357,601
Lion Nathan Ltd.	321,100	1,755,953

		12,561,177

BIOTECHNOLOGY – 0.70%
Sonic Healthcare Ltd.	395,010	3,028,226

		3,028,226

BUILDING MATERIALS – 0.70%
Boral Ltd.	636,310	1,150,414
CSR Ltd.	1,405,240	888,760
James Hardie Industries NV	467,400	991,347

		3,030,521

CHEMICALS – 0.83%
Incitec Pivot Ltd.	1,833,690	2,553,767
Nufarm Ltd.	155,610	1,018,967

		3,572,734

COMMERCIAL SERVICES – 2.30%
Brambles Ltd.	1,507,840	4,450,370
Macquarie Infrastructure Group	2,605,280	1,714,315
Transurban Group	1,313,470	3,750,823

		9,915,508

Security	Shares	Value
COMPUTERS – 0.54%
Computershare Ltd.	519,460	$2,339,592

		2,339,592

DIVERSIFIED FINANCIAL SERVICES – 1.66%
ASX Ltd.	186,770	3,154,768
Macquarie Group Ltd.[b]	307,230	3,332,731
Perpetual Ltd.	41,420	677,935

		7,165,434

ELECTRIC – 0.94%
AGL Energy Ltd.	483,050	4,076,560

		4,076,560

ELECTRIC - DISTRIBUTION – 0.16%
SP AusNet	1,050,890	671,361

		671,361

ENGINEERING & CONSTRUCTION – 0.84%
Leighton Holdings Ltd.[b]	160,360	1,950,572
WorleyParsons Ltd.	163,780	1,668,862

		3,619,434

ENTERTAINMENT – 1.31%
Aristocrat Leisure Ltd.	346,560	821,393
Tabcorp Holdings Ltd.	635,740	2,591,189
Tatts Group Ltd.	1,231,200	2,241,674

		5,654,256

FOOD – 5.92%
Goodman Fielder Ltd.	1,442,670	1,064,505
Metcash Ltd.	841,130	2,246,148
Woolworths Ltd.	1,331,710	22,238,943

		25,549,596

HEALTH CARE - PRODUCTS – 0.49%
Cochlear Ltd.	61,180	2,091,039

		2,091,039

INSURANCE – 6.09%
AMP Ltd.	2,116,790	6,531,664
AXA Asia Pacific Holdings Ltd.	932,520	1,834,880
Insurance Australia Group Ltd.	2,214,910	4,867,584
QBE Insurance Group Ltd.	1,073,690	13,073,766

		26,307,894

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2009

Security	Shares	Value
IRON & STEEL – 0.54%
BlueScope Steel Ltd.	953,230	$1,358,005
OneSteel Ltd.	908,960	987,171

		2,345,176
LODGING – 0.39%
Crown Ltd.[b]	513,016	1,700,972

		1,700,972
MANUFACTURING – 4.02%
Orica Ltd.	384,370	3,263,423
Wesfarmers Ltd.	1,095,889	12,321,913
Wesfarmers Ltd. Partially Protected	158,080	1,767,315

		17,352,651
MEDIA – 0.21%
Fairfax Media Ltd.[b]	1,488,840	884,565

		884,565
METAL FABRICATE & HARDWARE – 0.43%
Sims Metal Management Ltd.	167,580	1,867,100

		1,867,100
MINING – 21.28%
Alumina Ltd.	1,578,140	1,214,875
BHP Billiton Ltd.	3,649,140	67,210,027
Fortescue Metals Group Ltd.[a,b]	1,382,820	2,341,049
Newcrest Mining Ltd.	520,980	10,311,014
OZ Minerals Ltd.	3,504,384	1,410,429
Rio Tinto Ltd.[b]	310,460	9,371,441

		91,858,835
OIL & GAS – 6.40%
Caltex Australia Ltd.	144,400	867,150
Origin Energy Ltd.	960,640	8,346,386
Santos Ltd.	636,120	6,286,780
Woodside Petroleum Ltd.	530,100	12,123,827

		27,624,143
PACKAGING & CONTAINERS – 0.59%
Amcor Ltd.	911,810	2,563,043

		2,563,043
PHARMACEUTICALS – 3.55%
CSL Ltd.	653,600	15,307,469

		15,307,469

Security	Shares	Value
REAL ESTATE – 5.58%
Dexus Property Group	3,810,640	$1,704,099
Goodman Group	2,879,450	478,280
GPT Group (The)	4,843,860	1,454,415
Lend Lease Corp. Ltd.	474,620	1,637,339
Mirvac Group	1,745,910	948,068
Stockland Corp. Ltd.	1,692,330	2,940,714
Westfield Group	2,195,070	14,934,713

		24,097,628

REAL ESTATE INVESTMENT TRUSTS – 0.55%
CFS Retail Property Trust[b]	1,875,490	2,036,867
Macquarie Office Trust	4,527,489	347,086

		2,383,953
RETAIL – 0.16%
Harvey Norman Holdings Ltd.[b]	566,200	690,879

		690,879
TELECOMMUNICATIONS – 2.51%
Telstra Corp. Ltd.	4,774,890	10,829,057

		10,829,057
TRANSPORTATION – 0.73%
Macquarie Airports	740,050	732,810
Toll Holdings Ltd.	710,220	2,427,424

		3,160,234

TOTAL COMMON STOCKS (Cost: $974,524,471)		425,670,155

SHORT-TERM INVESTMENTS – 3.39%

MONEY MARKET FUNDS – 3.39%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	12,208,208	12,208,208
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	2,040,855	2,040,855
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	388,782	388,782

		14,637,845

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2009

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,637,845)	$14,637,845

TOTAL INVESTMENTS IN SECURITIES – 101.99%
(Cost: $989,162,316)	440,308,000

Other Assets, Less Liabilities – (1.99)%	(8,573,034)

NET ASSETS – 100.00%	$431,734,966

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.74%

AIRLINES – 0.86%
Cathay Pacific Airways Ltd.[a]	8,670,000	$9,078,183

		9,078,183

APPAREL – 0.89%
Yue Yuen Industrial Holdings Ltd.[a]	5,058,500	9,471,356

		9,471,356

BANKS – 11.10%
Bank of East Asia Ltd.	10,115,100	21,208,723
BOC Hong Kong (Holdings) Ltd.	26,732,500	26,956,911
Hang Seng Bank Ltd.[a]	5,491,000	61,601,955
Wing Hang Bank Ltd.[a]	1,445,000	8,114,837

		117,882,426

CHEMICALS – 0.67%
Kingboard Chemical Holdings Co. Ltd.	4,335,000	7,155,218

		7,155,218

DISTRIBUTION & WHOLESALE – 7.56%
Esprit Holdings Ltd.	7,658,500	41,724,797
Li & Fung Ltd.[a]	17,341,000	38,506,237

		80,231,034

DIVERSIFIED FINANCIAL SERVICES – 5.49%
Hong Kong Exchanges and Clearing Ltd.[a]	7,225,000	58,275,896

		58,275,896

ELECTRIC – 15.99%
CLP Holdings Ltd.	14,450,200	107,236,587
Hongkong Electric Holdings Ltd.	10,115,000	62,608,157

		169,844,744

ENGINEERING & CONSTRUCTION – 3.01%
Cheung Kong Infrastructure Holdings Ltd.[a]	2,890,000	11,012,328
Hong Kong Aircraft Engineering Co. Ltd.[a]	578,000	5,213,620
New World Development Co. Ltd.	17,340,800	15,764,567

		31,990,515

Security	Shares	Value
GAS – 4.14%
Hong Kong and China Gas Co. Ltd. (The)[a]	28,900,712	$43,975,861

		43,975,861

HOLDING COMPANIES - DIVERSIFIED – 13.45%
Hutchison Whampoa Ltd.	14,742,800	77,944,887
NWS Holdings Ltd.	5,780,000	7,423,539
Swire Pacific Ltd. Class A	5,780,000	35,925,157
Wharf Holdings Ltd. (The)	10,115,500	21,496,530

		142,790,113

LODGING – 0.88%
Shangri-La Asia Ltd.[a]	8,672,000	9,337,477

		9,337,477

MEDIA – 0.65%
Television Broadcasts Ltd.	1,995,000	6,945,931

		6,945,931

MINING – 0.37%
Mongolia Energy Corp. Ltd.[b]	14,450,000	3,931,643

		3,931,643

REAL ESTATE – 27.34%
Cheung Kong (Holdings) Ltd.	10,115,000	83,281,893
Chinese Estates Holdings Ltd.[a]	7,225,000	8,254,587
Hang Lung Development Co. Ltd.[a]	6,239,000	16,894,995
Hang Lung Properties Ltd.	14,950,000	28,878,645
Henderson Land Development Co. Ltd.	7,775,332	26,269,030
Hopewell Holdings Ltd.[a]	4,335,000	12,298,031
Hysan Development Co. Ltd.	4,335,000	6,640,937
Kerry Properties Ltd.	4,335,000	8,250,861
Sino Land Co. Ltd.	11,560,000	9,078,183
Sun Hung Kai Properties Ltd.	10,115,000	79,564,533
Wheelock and Co. Ltd.	6,452,000	10,899,070

		290,310,765

REAL ESTATE INVESTMENT TRUSTS – 2.87%
Link REIT (The)[a]	15,895,000	30,458,123

		30,458,123

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2009

Security	Shares	Value
RETAIL – 0.37%
Lifestyle International Holdings Ltd.[a]	5,057,500	$3,906,488

		3,906,488
SEMICONDUCTORS – 0.39%
ASM Pacific Technology Ltd.[a]	1,445,000	4,136,610

		4,136,610
TELECOMMUNICATIONS – 0.69%
Foxconn International Holdings Ltd.[b]	14,450,000	4,285,677
Hutchison Telecommunications International Ltd.[a]	13,005,000	3,052,148

		7,337,825
TRANSPORTATION – 3.02%
MTR Corp. Ltd.[a]	10,115,083	22,669,556
Orient Overseas International Ltd.[a]	1,445,200	3,354,473
Pacific Basin Shipping Ltd.	13,005,000	6,087,525

		32,111,554

TOTAL COMMON STOCKS (Cost: $1,961,807,436)		1,059,171,762

SHORT-TERM INVESTMENTS – 12.08%

MONEY MARKET FUNDS – 12.08%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	109,857,216	109,857,216
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	18,364,907	18,364,907
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	60,424	60,424

		128,282,547

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,282,547)	$128,282,547

TOTAL INVESTMENTS IN SECURITIES – 111.82%
(Cost: $2,090,089,983)	1,187,454,309

Other Assets, Less Liabilities – (11.82)%	(125,563,960)

NET ASSETS – 100.00%	$1,061,890,349

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.56%

ADVERTISING – 0.42%
Asatsu-DK Inc.	2,800	$52,998
Moshi Moshi Hotline Inc.	2,100	41,294

		94,292

AEROSPACE & DEFENSE – 0.12%
Japan Aviation Electronics Industry Ltd.	7,000	27,186

		27,186

AGRICULTURE – 0.56%
Hokuto Corp.	2,100	41,187
Sakata Seed Corp.	6,300	83,446

		124,633

APPAREL – 1.28%
Descente Ltd.	7,000	24,682
Gunze Ltd.	14,000	43,640
Japan Wool Textile Co. Ltd. (The)	7,000	39,276
Katakura Industries Co. Ltd.	2,800	23,723
Sanei-International Co. Ltd.	1,400	7,941
Sanyo Shokai Ltd.[a]	7,000	21,391
Tokyo Style Co. Ltd.	7,000	39,992
Wacoal Holdings Corp.	7,000	85,492

		286,137

AUTO MANUFACTURERS – 0.68%
Kanto Auto Works Ltd.	4,200	35,971
Nissan Shatai Co. Ltd.	7,000	40,707
Shinmaywa Industries Ltd.	14,000	28,760
Toyota Auto Body Co. Ltd.	3,500	47,790

		153,228

AUTO PARTS & EQUIPMENT – 2.61%
Aisan Industry Co. Ltd.	2,100	8,692
Akebono Brake Industry Co. Ltd.[a]	5,600	28,502
Calsonic Kansei Corp.	14,000	11,590
Exedy Corp.	2,800	36,372
FCC Co. Ltd.	3,500	36,164
Futaba Industrial Co. Ltd.	4,200	12,105
Kayaba Industry Co. Ltd.	14,000	18,744
Keihin Corp.	3,500	33,911
Koito Manufacturing Co. Ltd.	7,000	43,998
Musashi Seimitsu Industry Co. Ltd.	2,100	20,604
Nifco Inc.	3,500	32,158

Security	Shares	Value
Nissin Kogyo Co. Ltd.	3,500	$32,480
Press Kogyo Co. Ltd.	7,000	5,652
Riken Corp.	14,000	26,613
Sanden Corp.	14,000	17,027
Showa Corp.	5,600	16,598
T.RAD Co. Ltd.	7,000	7,297
Takata Corp.	2,800	17,714
Topre Corp.	5,600	40,063
Toyo Tire & Rubber Co. Ltd.	14,000	16,312
TS Tech Co. Ltd.	4,200	27,644
Unipres Corp.	2,800	20,089
Yokohama Rubber Co. Ltd. (The)	21,000	72,543

		582,872

BANKS – 13.09%
Aichi Bank Ltd. (The)	700	47,718
Akita Bank Ltd. (The)	21,000	75,119
Aomori Bank Ltd. (The)	7,000	26,256
Awa Bank Ltd. (The)	21,000	120,405
Bank of Ikeda Ltd. (The)[b]	1,400	54,801
Bank of Iwate Ltd. (The)	1,400	76,836
Bank of Nagoya Ltd. (The)	14,000	74,403
Bank of Okinawa Ltd. (The)	2,100	74,046
Bank of Saga Ltd. (The)	14,000	45,501
Bank of the Ryukyus Ltd.	3,500	29,582
Chiba Kogyo Bank Ltd. (The)[b]	3,500	35,091
Chukyo Bank Ltd. (The)	14,000	45,787
Daishi Bank Ltd. (The)	28,000	111,319
Ehime Bank Ltd. (The)	14,000	41,494
Eighteenth Bank Ltd. (The)	14,000	47,074
Fukui Bank Ltd. (The)	28,000	91,287
Higashi-Nippon Bank Ltd. (The)	14,000	38,060
Higo Bank Ltd. (The)	14,000	79,268
Hokkoku Bank Ltd. (The)	21,000	68,251
Hokuetsu Bank Ltd. (The)	21,000	35,628
Hyakugo Bank Ltd. (The)	21,000	110,103
Hyakujushi Bank Ltd. (The)	21,000	99,586
Juroku Bank Ltd. (The)	28,000	91,001
Kagoshima Bank Ltd. (The)	14,000	99,443
Kansai Urban Banking Corp.	14,000	20,747
Kanto Tsukuba Bank Ltd. (The)	4,900	9,916
Keiyo Bank Ltd. (The)	21,000	97,654
Kiyo Holdings Inc.	56,000	66,391

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
Michinoku Bank Ltd. (The)	14,000	$30,048
Mie Bank Ltd. (The)	7,000	21,248
Minato Bank Ltd. (The)	14,000	21,176
Miyazaki Bank Ltd. (The)	14,000	51,653
Musashino Bank Ltd. (The)	2,800	83,275
Nanto Bank Ltd. (The)	14,000	73,688
Ogaki Kyoritsu Bank Ltd. (The)	21,000	91,001
Oita Bank Ltd. (The)	14,000	76,263
San-in Godo Bank Ltd. (The)	14,000	100,158
Shiga Bank Ltd.	21,000	114,395
Shikoku Bank Ltd. (The)	14,000	58,092
Shonai Bank Ltd. (The)	7,000	11,447
Tochigi Bank Ltd. (The)	7,000	35,127
Toho Bank Ltd. (The)	21,000	81,987
Tokushima Bank Ltd. (The)	7,000	33,982
Tokyo Tomin Bank Ltd. (The)	2,800	41,437
Yachiyo Bank Ltd. (The)	1,400	47,790
Yamagata Bank Ltd. (The)	14,000	70,540
Yamanashi Chuo Bank Ltd. (The)	14,000	72,973

		2,929,047

BEVERAGES – 0.67%
Kagome Co. Ltd.	6,300	93,040
Takara Holdings Inc.	14,000	57,376

		150,416

BIOTECHNOLOGY – 0.11%
AnGes MG Inc.[b]	14	11,590
Takara Bio Inc.[b]	7	12,684

		24,274

BUILDING MATERIALS – 1.98%
Central Glass Co. Ltd.	21,000	55,159
Chofu Seisakusho Co. Ltd.	2,100	41,680
Nichias Corp.	7,000	14,451
Rinnai Corp.	3,500	121,979
Sanwa Holdings Corp.	21,000	53,012
Sumitomo Osaka Cement Co. Ltd.	35,000	75,834
Takara Standard Co. Ltd.	14,000	80,413

		442,528

CHEMICALS – 5.54%
Adeka Corp.	8,400	45,758
Aica Kogyo Co. Ltd.	7,000	60,167
AirWater Inc.	14,000	120,047
C. Uyemura & Co. Ltd.	700	10,302

Security	Shares	Value
Chugoku Marine Paints Ltd.	7,000	$45,930
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,000	15,668
Earth Chemical Co. Ltd.	1,400	37,989
Fujimi Inc.	2,100	25,133
Ishihara Sangyo Kaisha Ltd.[b]	35,000	20,389
Lintec Corp.	4,200	47,604
Nihon Nohyaku Co. Ltd.[a]	7,000	48,362
Nihon Parkerizing Co. Ltd.	7,000	62,241
Nippon Carbon Co. Ltd.	14,000	23,895
Nippon Kayaku Co. Ltd.	14,000	62,957
Nippon Paint Co. Ltd.	21,000	76,621
Nippon Shokubai Co. Ltd.	7,000	43,426
Nippon Soda Co. Ltd.	14,000	40,350
Nippon Synthetic Chemical Industry Co. Ltd. (The)	7,000	15,167
NOF Corp.	14,000	48,219
Sakai Chemical Industry Co. Ltd.	7,000	19,746
Sumitomo Bakelite Co. Ltd.	21,000	86,065
Taiyo Ink Manufacturing Co. Ltd.	1,400	25,798
Takasago International Corp.	7,000	34,340
Toagosei Co. Ltd.	21,000	47,647
Tokai Carbon Co. Ltd.	14,000	44,785
Tokyo Ohka Kogyo Co. Ltd.	4,200	55,073
Toyo Ink Manufacturing Co. Ltd.	21,000	37,989
Zeon Corp.	14,000	37,488

		1,239,156

COMMERCIAL SERVICES – 2.11%
Aeon Delight Co. Ltd.	1,400	18,114
Daiseki Co. Ltd.	2,860	40,571
Meitec Corp.	3,500	47,826
Nichii Gakkan Co.	2,100	32,237
Nishio Rent All Co. Ltd.	2,100	11,075
Nissha Printing Co. Ltd.	2,100	52,798
Park 24 Co. Ltd.	9,100	62,592
Pasona Group Inc.	28	14,766
Sohgo Security Services Co. Ltd.	5,600	46,016
So-net M3 Inc.	7	23,251
TKC Corp.	2,100	43,140
Toppan Forms Co. Ltd.	5,600	61,354
Zenrin Co. Ltd.	2,100	19,059

		472,799

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
COMPUTERS – 0.65%
DTS Corp.	2,800	$18,028
Hitachi Information Systems Ltd.	2,100	33,803
Net One Systems Co. Ltd.	49	68,959
NS Solutions Corp.	2,100	23,888

		144,678

COSMETICS & PERSONAL CARE – 1.31%
Aderans Holdings Co. Ltd.	3,500	24,181
Fancl Corp.	3,500	40,135
Kose Corp.	2,800	58,521
Lion Corp.	14,000	70,540
Mandom Corp.	4,200	71,470
Pigeon Corp.	1,400	27,143

		291,990

DISTRIBUTION & WHOLESALE – 2.13%
Doshisha Co. Ltd.	2,100	23,566
Hanwa Co. Ltd.	21,000	57,520
Inaba Denki Sangyo Co. Ltd.	2,800	65,389
Itochu Enex Co. Ltd.	7,700	47,926
Iwatani Corp.	28,000	59,523
Japan Pulp & Paper Co. Ltd.	14,000	38,060
Japan Wind Development Co. Ltd.	7	19,767
JFE Shoji Holdings Inc.	7,000	18,529
Kanematsu Corp.[b]	42,000	33,052
Matsuda Sangyo Co. Ltd.	1,560	17,139
Nagase & Co. Ltd.	7,000	55,588
Sumikin Bussan Corp.	7,000	16,025
Trusco Nakayama Corp.	2,100	23,501

		475,585

DIVERSIFIED FINANCIAL SERVICES – 1.93%
Aizawa Securities Co. Ltd.	4,200	5,194
Century Leasing System Inc.	2,100	11,440
Fuyo General Lease Co. Ltd.	1,400	16,583
Hitachi Credit Corp.	3,500	30,548
IBJ Leasing Co. Ltd.	2,100	20,668
Ichiyoshi Securities Co. Ltd.	4,200	19,016
Jaccs Co. Ltd.[b]	14,000	24,038
Japan Securities Finance Co. Ltd.	7,700	24,947
Marusan Securities Co. Ltd.	6,300	25,433
Mizuho Investors Securities Co. Ltd.	28,000	21,749
Okasan Securities Group Inc.	14,000	46,788
OMC Card Inc.[b]	7,000	10,230

Security	Shares	Value
Orient Corp.[b]	21,000	$15,024
Osaka Securities Exchange Co. Ltd.	21	70,397
Ricoh Leasing Co. Ltd.	2,100	27,193
SPARX Group Co. Ltd.	77	4,989
Tokai Tokyo Securities Co. Ltd.	21,000	35,628
Tokyo Leasing Co. Ltd.	2,800	13,021
Toyo Securities Co. Ltd.	7,000	9,444

		432,330

ELECTRIC – 0.38%
Okinawa Electric Power Co. Inc. (The)	1,400	85,850

		85,850

ELECTRICAL COMPONENTS & EQUIPMENT – 1.46%
Fujikura Ltd.	28,000	61,812
Funai Electric Co. Ltd.	2,100	54,729
GS Yuasa Corp.[a]	28,000	116,756
Hitachi Cable Ltd.	14,000	21,463
Shinko Electric Co. Ltd.	14,000	39,348
Toshiba Tec Corp.	14,000	33,338

		327,446

ELECTRONICS – 4.97%
A&D Co. Ltd.	2,100	4,615
Anritsu Corp.	14,000	31,765
Chiyoda Integre Co. Ltd.	2,100	23,265
CMK Corp.	4,900	13,121
Cosel Co. Ltd.	3,500	28,796
Dainippon Screen Manufacturing Co. Ltd.	21,000	29,189
Eizo Nanao Corp.	2,100	38,783
Fujitsu General Ltd.	7,000	10,517
Furuno Electric Co. Ltd.	2,800	12,277
Futaba Corp.	3,500	48,899
Hamamatsu Photonics K.K.	5,600	90,887
HORIBA Ltd.	2,800	45,873
Hosiden Corp.	5,600	59,809
JEOL Ltd.	7,000	18,529
Kaga Electronics Co. Ltd.	3,500	32,873
Koa Corp.	4,900	23,187
Kuroda Electric Co. Ltd.	3,500	19,817
Macnica Inc.	2,100	23,673
Meiko Electronics Co. Ltd.	700	4,471
Micronics Japan Co. Ltd.	1,400	8,871
NEC Tokin Corp.[b]	7,000	11,161

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
Nichicon Corp.	6,300	$41,208
Nihon Dempa Kogyo Co. Ltd.	1,400	17,485
Nippon Chemi-Con Corp.	14,000	22,607
Nitto Kogyo Corp.	2,800	20,604
Ryosan Co. Ltd.	4,200	92,503
Sanyo Denki Co. Ltd.	7,000	12,663
Sodick Co. Ltd.	6,300	8,435
Star Micronics Co. Ltd.	4,200	35,628
Taiyo Yuden Co. Ltd.	7,000	42,210
Tamura Corp.	7,000	12,877
Tokyo Seimitsu Co. Ltd.[a]	3,500	27,043
Toyo Corp.	3,500	30,978
ULVAC Inc.[a]	2,800	42,896
Wacom Co. Ltd.	35	28,688
Yamatake Corp.	5,600	95,007

		1,111,210

ENGINEERING & CONSTRUCTION – 4.57%
Chiyoda Corp.	14,000	56,518
Chudenko Corp.	2,800	42,639
COMSYS Holdings Corp.	14,000	101,446
Japan Airport Terminal Co. Ltd.	5,600	62,213
Kandenko Co. Ltd.	7,000	44,570
Kyowa Exeo Corp.	7,000	57,806
Maeda Corp.	21,000	64,817
Maeda Road Construction Co. Ltd.	7,000	57,233
Nippo Corp.	7,000	56,303
Nishimatsu Construction Co. Ltd.	28,000	24,038
Okumura Corp.	14,000	53,513
Penta-Ocean Construction Co. Ltd.[b]	24,500	29,547
Shinko Plantech Co. Ltd.	3,500	19,495
SHO-BOND Holdings Co. Ltd.	2,800	54,658
Taihei Kogyo Co. Ltd.	7,000	15,811
Taikisha Ltd.	3,500	42,603
Takasago Thermal Engineering Co. Ltd.	7,000	38,346
Takuma Co. Ltd.	7,000	9,372
Toda Corp.	21,000	55,373
Tokyu Construction Co. Ltd.	8,820	19,922
Toshiba Plant Systems & Services Corp.	7,000	66,748
Toyo Construction Co. Ltd.[b]	35,000	11,447

Security	Shares	Value
Toyo Engineering Corp.	14,000	$38,633

		1,023,051

ENTERTAINMENT – 1.11%
Avex Group Holdings Inc.	3,500	31,621
Resorttrust Inc.	3,500	30,763
Shochiku Co. Ltd.	7,000	48,577
Toei Co. Ltd.	7,000	28,545
Tokyotokeiba Co. Ltd.	14,000	17,170
USJ Co. Ltd.	98	37,760
Yomiuri Land Co. Ltd.	7,000	19,960
Yoshimoto Kogyo Co. Ltd.	3,500	33,088

		247,484

ENVIRONMENTAL CONTROL – 0.12%
Asahi Pretec Corp.	2,100	25,841

		25,841

FOOD – 4.81%
Ariake Japan Co. Ltd.	2,100	32,580
Ezaki Glico Co. Ltd.	7,000	63,958
Fuji Oil Co. Ltd.	8,400	105,510
House Foods Corp.	6,300	92,074
Itoham Foods Inc.	14,000	41,208
J-Oil Mills Inc.	7,000	18,887
Maruha Nichiro Holdings Inc.	35,000	41,852
Meiji Seika Kaisha Ltd.[a]	28,000	93,577
Mitsui Sugar Co. Ltd.	7,000	20,389
Morinaga & Co. Ltd.	28,000	55,803
Morinaga Milk Industry Co. Ltd.	21,000	63,529
Nichirei Corp.	21,000	69,968
Nippon Beet Sugar Manufacturing Co. Ltd.	7,000	16,598
Nippon Flour Mills Co. Ltd.	14,000	63,100
Nippon Suisan Kaisha Ltd.	20,300	44,606
Nisshin OilliO Group Ltd. (The)	14,000	67,678
Q.P. Corp.	8,400	93,319
Snow Brand Milk Products Co. Ltd.[a]	17,500	47,396
Unicharm Petcare Corp.	1,400	42,925

		1,074,957

FOREST PRODUCTS & PAPER – 1.46%
Daio Paper Corp.	7,000	54,515
Hokuetsu Paper Mills Ltd.	10,500	38,740

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
Mitsubishi Paper Mills Ltd.	28,000	$35,771
Rengo Co. Ltd.	21,000	115,254
Sumitomo Forestry Co. Ltd.	14,000	82,702

		326,982

GAS – 0.48%
Saibu Gas Co. Ltd.	42,000	106,454

		106,454

HAND & MACHINE TOOLS – 1.19%
DISCO Corp.[a]	2,100	53,334
Hitachi Koki Co. Ltd.	4,900	44,871
Meidensha Corp.	21,000	43,140
Mori Seiki Co. Ltd.	7,000	57,591
OSG Corp.	7,700	40,371
Union Tool Co.	1,400	26,399

		265,706

HEALTH CARE - PRODUCTS – 1.67%
Hogy Medical Co. Ltd.	1,400	77,694
Nakanishi Inc.	700	41,136
Nihon Kohden Corp.	3,500	44,570
Nipro Corp.	7,000	107,313
Sysmex Corp.	2,800	85,707
Topcon Corp.	5,600	16,369

		372,789

HOME BUILDERS – 0.24%
PanaHome Corp.	7,000	36,701
Token Corp.	840	17,470

		54,171

HOME FURNISHINGS – 1.02%
Alpine Electronics Inc.	4,200	27,257
Canon Electronics Inc.	2,100	24,811
Daiwa Industries Ltd.	7,000	20,819
Foster Electric Co. Ltd.	2,100	11,461
France Bed Holdings Co. Ltd.	14,000	19,316
Hitachi Maxell Ltd.	4,200	29,747
Juki Corp.	14,000	8,585
JVC KENWOOD Holdings Inc.[b]	68,600	23,137
Nidec Sankyo Corp.	7,000	27,973
Noritz Corp.	2,800	36,057

		229,163

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.11%
Pilot Corp.	21	$23,888

		23,888

HOUSEWARES – 0.49%
Noritake Co. Ltd.	14,000	37,202
Sangetsu Co. Ltd.	3,500	71,899

		109,101

INSURANCE – 0.02%
Fuji Fire & Marine Insurance
Co. Ltd. (The)	7,000	4,579

		4,579

INTERNET – 1.64%
Access Co. Ltd.[a,b]	21	50,415
CyberAgent Inc.	49	22,561
Dwango Co. Ltd.	7	9,916
eAccess Ltd.	119	73,094
En-Japan Inc.	14	10,044
GMO Internet Inc.	4,900	18,980
Gourmet Navigator Inc.	14	28,316
Index Holdings[b]	108	3,609
Internet Initiative Japan Inc.	14	11,590
kabu.com Securities Co. Ltd.	35	31,371
Kakaku.com Inc.	14	41,623
Monex Group Inc.	98	24,038
Opt Inc.	7	8,156
So-net Entertainment Corp.	14	26,943
VeriSign Japan K.K.	28	6,470

		367,126

IRON & STEEL – 1.28%
Aichi Steel Corp.	14,000	35,485
Godo Steel Ltd.	14,000	33,338
Kyoei Steel Ltd.	1,400	26,499
Mitsubishi Steel Manufacturing Co. Ltd.	14,000	26,041
Nakayama Steel Works Ltd.	7,000	13,307
Nippon Metal Industry Co. Ltd.	14,000	15,596
Nippon Yakin Kogyo Co. Ltd.	10,500	20,604
Sanyo Special Steel Co. Ltd.	14,000	27,615
TOPY Industries Ltd.	21,000	31,121
Yodogawa Steel Works Ltd.	14,000	56,661

		286,267

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
LEISURE TIME – 1.65%
Accordia Golf Co. Ltd.	56	$32,737
Aruze Corp.	2,100	11,268
Daiichikosho Co. Ltd.	4,200	39,362
Fields Corp.	14	21,319
Heiwa Corp.	4,900	48,827
HIS Co. Ltd.	2,800	40,206
Mars Engineering Corp.	1,400	44,213
Mizuno Corp.	7,000	28,259
Pacific Golf Group International Holdings K.K.	49	22,461
Roland Corp.	2,100	21,441
Round One Corp.	4,200	24,596
Tokyo Dome Corp.	14,000	35,199

		369,888

LODGING – 0.13%
Fujita Kanko Inc.	7,000	28,187

		28,187

MACHINERY – 3.45%
Aida Engineering Ltd.	7,000	19,316
Chugai Ro Co. Ltd.	7,000	16,097
CKD Corp.	6,300	18,028
Daifuku Co. Ltd.	7,000	34,483
Daihen Corp.	14,000	37,059
Fuji Machine Manufacturing Co. Ltd.	4,200	29,876
Furukawa Co. Ltd.	28,000	20,890
Harmonic Drive Systems Inc.	6	10,118
Iseki & Co. Ltd.[b]	21,000	48,505
Komori Corp.	5,600	41,437
Makino Milling Machine Co. Ltd.	7,000	15,167
Max Co. Ltd.	7,000	75,262
Miura Co. Ltd.	2,800	60,667
Modec Inc.	2,100	24,296
Nabtesco Corp.	7,000	43,354
Nippon Thompson Co. Ltd.	7,000	20,962
Obara Corp.	1,400	8,170
Okuma Corp.	14,000	44,642
Shima Seiki Manufacturing Ltd.	2,100	38,375
Sintokogio Ltd.	5,600	31,478
Tadano Ltd.	7,000	28,474
Takeuchi Manufacturing Co. Ltd.	1,400	9,529
Toshiba Machine Co. Ltd.	14,000	34,769

Security	Shares	Value
Toyo Kanetsu K.K.	21,000	$33,267
Tsubakimoto Chain Co.	14,000	26,900

		771,121

MACHINERY - DIVERSIFIED – 0.27%
Ebara Corp.	35,000	60,810

		60,810

MANUFACTURING – 1.71%
Amano Corp.	7,000	60,667
Glory Ltd.	5,600	91,974
Kimoto Co. Ltd.	2,100	4,614
Kureha Corp.	21,000	83,918
Nikkiso Co. Ltd.	7,000	31,836
Nitta Corp.	2,800	32,108
Tamron Co. Ltd.	1,400	12,978
Tenma Corp.	2,800	25,812
Tokai Rubber Industries Ltd.	2,800	16,884
Toyo Tanso Co. Ltd.[a]	700	21,820

		382,611

MEDIA – 0.50%
Gakken Co. Ltd.	7,000	10,016
Kadokawa Group Holdings Inc.[a]	2,100	36,765
SKY Perfect JSAT Holdings Inc.	140	55,230
Usen Corp.[b]	10,018	9,317

		111,328

METAL FABRICATE & HARDWARE – 1.36%
Ahresty Corp.	2,100	5,430
Kitz Corp.	7,000	21,749
Misumi Group Inc.	7,000	79,197
Nachi-Fujikoshi Corp.	21,000	28,545
Neturen Co. Ltd.	4,200	25,540
Oiles Corp.	3,580	36,808
Onoken Co. Ltd.	1,400	9,315
Ryobi Ltd.	21,000	31,979
Tocalo Co. Ltd.	2,100	18,093
Toho Zinc Co. Ltd.	14,000	28,760
Yamezen Corp.	6,300	18,801

		304,217

MINING – 0.79%
Mitsui Mining Co. Ltd.	14,000	13,879
Nippon Denko Co. Ltd.	7,000	19,531
Nippon Light Metal Co. Ltd.	56,000	38,919

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
Nittetsu Mining Co. Ltd.	7,000	$21,319
Pacific Metals Co. Ltd.[a]	14,000	54,658
Sumitomo Light Metal Industries Ltd.	35,000	28,617

		176,923

OFFICE & BUSINESS EQUIPMENT – 0.13%
Canon Finetech Inc.	2,800	29,332

		29,332

OFFICE FURNISHINGS – 0.50%
Itoki Corp.	4,900	13,171
Kokuyo Co. Ltd.	8,400	60,782
Okamura Corp.	7,000	38,418

		112,371

OIL & GAS – 0.10%
AOC Holdings Inc.	4,200	22,879

		22,879

PACKAGING & CONTAINERS – 0.42%
FP Corp.	1,400	64,101
Fuji Seal International Inc.	2,100	30,648

		94,749

PHARMACEUTICALS – 3.31%
EPS Co. Ltd.	7	28,617
Kaken Pharmaceutical Co. Ltd.	7,000	66,534
Kobayashi Pharmaceutical Co. Ltd.	2,800	92,718
Miraca Holdings Inc.	4,900	102,412
Mochida Pharmaceutical Co. Ltd.	7,000	76,335
Nichi-Iko Pharmaceutical Co. Ltd.	2,100	59,773
Nippon Shinyaku Co. Ltd.	7,000	66,891
Rohto Pharmaceutical Co. Ltd.	7,000	74,690
Sawai Pharmaceutical Co. Ltd.[a]	1,400	68,680
Seikagaku Corp.	3,500	37,130
Shin Nippon Biomedical Laboratories Ltd.	1,400	3,949
Toho Pharmaceutical Co. Ltd.	3,500	33,982
Towa Pharmaceutical Co. Ltd.	700	28,974

		740,685

REAL ESTATE – 0.83%
Atrium Co. Ltd.[b]	1,400	1,560
Daibiru Corp.	4,900	36,958
Daikyo Inc.	21,000	9,444
Goldcrest Co. Ltd.	1,820	32,905
Heiwa Real Estate Co. Ltd.	14,000	29,046

Security	Shares	Value
Sankei Building Co. Ltd. (The)	2,800	$13,908
Shoei Co. Ltd.	2,800	11,447
Sumitomo Real Estate Sales Co. Ltd.	700	17,492
TOC Co. Ltd.	7,000	24,753
Tokyu Livable Inc.	2,100	8,392

		185,905

REAL ESTATE INVESTMENT TRUSTS – 3.66%
DA Office Investment Corp.	21	27,751
Frontier Real Estate Investment Corp.	14	67,392
Fukuoka REIT Corp.	7	24,539
Global One Real Estate Investment Corp.	7	43,712
Hankyu REIT Inc.	7	26,613
Japan Excellent Inc.	14	49,078
Japan Logistics Fund Inc.	14	70,254
Kenedix Realty Investment Corp.	14	22,965
MID REIT Inc.	14	22,936
Mori Hills REIT Investment Corp.	7	17,242
MORI TRUST Sogo REIT Inc.	14	97,154
Nippon Accommodations Fund Inc.	14	53,084
Nippon Commercial Investment Corp.	28	12,978
Nippon Residential Investment Corp.	21	8,231
ORIX JREIT Inc.	21	63,336
Premier Investment Co.	14	39,920
TOKYU REIT Inc.	14	73,974
Top REIT Inc.	14	45,930
United Urban Investment Corp.	14	50,938

		818,027

RETAIL – 10.26%
Aoki Holdings Inc.	2,100	19,424
Aoyama Trading Co. Ltd.	5,600	69,195
Arcs Co. Ltd.	2,800	40,493
Askul Corp.[a]	2,100	32,344
Autobacs Seven Co. Ltd.	3,500	89,785
Best Denki Co. Ltd.	7,000	19,316
BIC Camera Inc.	63	11,100
Cawachi Ltd.	1,400	23,265
Chiyoda Co. Ltd.	2,800	36,715
Circle K Sunkus Co. Ltd.	4,200	64,774
Culture Convenience Club Co. Ltd.[a]	8,400	58,464
Daiei Inc. (The)[a,b]	6,300	19,896
DCM Japan Holdings Co. Ltd.	6,300	28,846
Don Quijote Co. Ltd.	4,200	50,008

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
Doutor Nichires Holdings Co. Ltd.	4,200	$59,279
Duskin Co. Ltd.	4,900	78,424
EDION Corp.	7,000	17,599
GEO Corp.	42	27,000
H2O Retailing Corp.	14,000	75,405
Heiwado Co. Ltd.	3,500	48,291
Izumi Co. Ltd.	5,600	58,893
Izumiya Co. Ltd.	7,000	34,984
Joshin Denki Co. Ltd.[a]	7,000	39,205
Keiyo Co. Ltd.	3,500	18,529
Kisoji Co. Ltd.	2,800	52,082
Kohnan Shoji Co. Ltd.	2,100	19,660
Komeri Co. Ltd.	2,800	46,130
K’s Holdings Corp.	3,500	42,102
Link Theory Holdings Co. Ltd.[b]	7	12,091
Maruetsu Inc. (The)[b]	7,000	32,408
Matsumotokiyoshi Co. Ltd.	4,200	75,849
Matsuya Co. Ltd.[a]	2,800	43,326
McDonald’s Holdings Co. (Japan) Ltd.	4,900	89,391
Nishimatsuya Chain Co. Ltd.	4,900	36,157
Nissen Holdings Co. Ltd.	4,900	21,534
Parco Co. Ltd.	7,000	52,154
Paris Miki Inc.	3,500	25,648
Plenus Co. Ltd.	2,800	39,405
Point Inc.	1,260	51,896
Right On Co. Ltd.	2,100	20,583
Ryohin Keikaku Co. Ltd.	2,100	74,475
Saizeriya Co. Ltd.	2,800	27,529
San-A & Co. Ltd.	700	21,212
Sankyo-Tateyama Holdings Inc.	35,000	21,820
Seiko Corp.	7,000	12,377
Senshukai Co. Ltd.	4,200	26,613
Shimachu Co. Ltd.	4,200	65,461
St. Marc Holdings Co. Ltd.	700	17,707
Sugi Pharmacy Co. Ltd.	2,800	59,380
Sundrug Co. Ltd.	2,800	46,903
Tsuruha Holdings Inc.	1,400	44,785
Valor Co. Ltd.	3,500	26,614
Watami Co. Ltd.	2,800	59,952
Xebio Co. Ltd.	2,100	31,786
Yoshinoya Holdings Co. Ltd.[a]	42	47,089

Security	Shares	Value
Zensho Co. Ltd.[a]	6,300	$31,035

		2,296,388

SEMICONDUCTORS – 0.43%
Epson Toyocom Corp.	7,000	11,089
Megachips Corp.	1,400	23,823
Mimasu Semiconductor Industry Co. Ltd.	2,100	21,420
Sanken Electric Co. Ltd.	7,000	17,313
Shindengen Electric Manufacturing Co. Ltd.	14,000	23,466

		97,111

SHIPBUILDING – 0.42%
Hitachi Zosen Corp.[b]	73,500	60,095
Namura Shipbuilding Co. Ltd.	4,200	10,602
Sasebo Heavy Industries Co. Ltd.[a]	14,000	23,895

		94,592

SOFTWARE – 1.38%
Capcom Co. Ltd.	4,200	80,957
Fujisoft Inc.	2,800	41,322
Hitachi Software Engineering Co. Ltd.	2,800	32,823
Koei Co. Ltd.	2,100	16,161
Nihon Unisys Ltd.	5,600	39,834
NSD Co. Ltd.	3,500	21,176
Obic Business Consultants Co. Ltd.	700	23,609
Sumisho Computer Systems Corp.	2,100	22,922
Trans Cosmos Inc.[a]	2,800	15,024
Works Applications Co. Ltd.	35	14,308

		308,136

STORAGE & WAREHOUSING – 0.58%
Mitsui-Soko Co. Ltd.	14,000	47,074
Shibusawa Warehouse Co. Ltd. (The)	7,000	31,908
Sumitomo Warehouse Co. Ltd. (The)	14,000	50,222

		129,204

TELECOMMUNICATIONS – 1.15%
Denki Kogyo Co. Ltd.	7,000	38,919
Hitachi Kokusai Electric Inc.[a]	7,000	38,990
IT Holdings Corp.[b]	6,448	75,060
Japan Radio Co. Ltd.	7,000	8,442
Oki Electric Industry Co. Ltd.[b]	70,000	37,917
Okinawa Cellular Telephone Co.	14	25,340
Telepark Corp.	21	22,128

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2009

Security	Shares	Value
Uniden Corp.	7,000	$10,302

		257,098

TEXTILES – 1.05%
Daiwabo Co. Ltd.	14,000	31,765
Kurabo Industries Ltd.	21,000	28,545
Nitto Boseki Co. Ltd.	28,000	42,067
Seiren Co. Ltd.	5,600	25,755
Toyobo Co. Ltd.	56,000	76,120
Unitika Ltd.[a]	49,000	30,548

		234,800

TOYS, GAMES & HOBBIES – 0.30%
Sanrio Co. Ltd.	4,200	40,006
Tomy Co. Ltd.	7,000	27,830

		67,836

TRANSPORTATION – 2.96%
Daiichi Chuo Kisen Kaisha[a]	14,000	29,046
Fukuyama Transporting Co. Ltd.	14,000	54,658
Hitachi Transport System Ltd.	4,200	38,504
Iino Kaiun Kaisha Ltd.	7,700	41,945
Inui Steamship Co. Ltd.	2,100	12,599
Kintetsu World Express Inc.	1,400	25,555
Nippon Konpo Unyu Soko Co. Ltd.	7,000	59,666
Nishi-Nippon Railroad Co. Ltd.	28,000	107,026
Sagami Railway Co. Ltd.	35,000	141,295
Sankyu Inc.	21,000	55,159
Seino Holdings Co. Ltd.	14,000	65,961
Shinwa Kaiun Kaisha Ltd.	7,000	17,170
Yusen Air & Sea Service Co. Ltd.	1,400	14,451

		663,035

VENTURE CAPITAL – 0.01%
Japan Asia Investment Co. Ltd.	7,000	2,218

		2,218

TOTAL COMMON STOCKS (Cost: $31,520,382)		22,272,667

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.50%

MONEY MARKET FUNDS – 3.50%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	663,363	$663,363
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	110,895	110,895
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	8,669	8,669

		782,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $782,927)		782,927

TOTAL INVESTMENTS IN SECURITIES – 103.06%
(Cost: $32,303,309)		23,055,594

Other Assets, Less Liabilities – (3.06)%		(683,962)

NET ASSETS – 100.00%		$22,371,632

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.46%

AGRICULTURE – 12.94%
Asiatic Development Bhd	1,324,800	$1,465,052
British American Tobacco (Malaysia) Bhd	845,200	10,201,672
IOI Corp. Bhd	19,917,330	19,877,039
Kuala Lumpur Kepong Bhd	2,822,400	7,574,614

		39,118,377

AIRLINES – 1.12%
AirAsia Bhd[a]	6,278,400	1,634,162
Malaysian Airline System Bhd	2,419,200	1,748,741

		3,382,903

AUTO PARTS & EQUIPMENT – 1.71%
UMW Holdings Bhd	3,513,600	5,164,968

		5,164,968

BANKS – 26.30%
Alliance Financial Group Bhd	5,011,200	2,405,917
AMMB Holdings Bhd	10,368,037	6,935,329
Bumiputra-Commerce Holdings Bhd	15,552,032	28,943,768
Hong Leong Bank Bhd	2,764,800	3,915,091
Malayan Banking Bhd	14,342,400	19,729,262
Public Bank Bhd	6,220,800	14,597,697
Public Bank Bhd New	177,737	421,871
RHB Capital Bhd	2,534,400	2,556,617

		79,505,552

BUILDING MATERIALS – 0.72%
Lafarge Malayan Cement Bhd	2,016,060	2,175,115

		2,175,115

COMMERCIAL SERVICES – 2.31%
PLUS Expressways Bhd	8,812,800	6,988,437

		6,988,437

DIVERSIFIED FINANCIAL SERVICES – 1.46%
Bursa Malaysia Bhd	1,843,200	2,485,772
Hong Leong Credit Bhd	1,555,200	1,921,191

		4,406,963

ELECTRIC – 6.38%
Tenaga Nasional Bhd	7,603,250	13,227,502
YTL Power International Bhd	11,577,675	6,058,176

		19,285,678

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 6.85%
Gamuda Bhd	9,446,400	$5,044,874
IJM Corp. Bhd	4,665,600	4,656,162
MMC Corp. Bhd	5,356,800	2,037,246
YTL Corp. Bhd	4,780,888	8,962,150

		20,700,432

ENTERTAINMENT – 3.37%
Berjaya Sports Toto Bhd	4,377,600	5,643,945
Tanjong PLC	1,209,600	4,534,980

		10,178,925

FOOD – 2.69%
PPB Group Bhd	3,110,466	8,137,969

		8,137,969

GAS – 2.51%
Petronas Gas Bhd	2,880,000	7,573,837

		7,573,837

HOLDING COMPANIES - DIVERSIFIED – 7.11%
Sime Darby Bhd	14,112,025	21,505,851

		21,505,851

IRON & STEEL – 0.56%
Parkson Holdings Bhd	1,843,200	1,700,268

		1,700,268

LODGING – 7.40%
Genting Bhd	13,017,600	12,148,590
Resorts World Bhd	17,164,800	10,231,749

		22,380,339

MEDIA – 0.40%
Astro All Asia Networks PLC	2,246,400	1,205,755

		1,205,755

OIL & GAS – 0.95%
Petronas Dagangan Bhd	1,440,000	2,874,174

		2,874,174

REAL ESTATE – 2.74%
IGB Corp. Bhd	5,241,600	1,936,883
KLCC Property Holdings Bhd	2,707,200	2,154,077
SP Setia Bhd	4,780,800	4,203,751

		8,294,711

TELECOMMUNICATIONS – 6.99%
DiGi.Com Bhd	1,843,200	10,440,243
Telekom Malaysia Bhd	6,048,000	5,611,630

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2009

Security	Shares	Value
TM International Sdn Bhd[a]	6,220,800	$5,067,246

		21,119,119

TRANSPORTATION – 4.95%
MISC Bhd	6,566,400	14,965,901

		14,965,901

TOTAL COMMON STOCKS (Cost: $230,237,859)		300,665,274

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[b,c]	76	76

		76

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76)		76

TOTAL INVESTMENTS IN SECURITIES – 99.46%
(Cost: $230,237,935)		300,665,350

Other Assets, Less Liabilities – 0.54%		1,626,667

NET ASSETS – 100.00%		$302,292,017

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.89%

AUSTRALIA – 63.00%
AGL Energy Ltd.	1,295,536	$10,933,297
Alumina Ltd.	4,281,659	3,296,082
Amcor Ltd.	2,396,320	6,735,912
AMP Ltd.	5,581,440	17,222,345
Aristocrat Leisure Ltd.	907,392	2,150,640
ASX Ltd.	490,144	8,279,117
Australia and New Zealand Banking Group Ltd.	5,874,112	49,948,124
AXA Asia Pacific Holdings Ltd.	2,444,192	4,809,334
Bendigo and Adelaide Bank Ltd.	781,456	3,210,069
BHP Billiton Ltd.	9,626,352	177,298,589
Billabong International Ltd.	486,608	2,182,304
BlueScope Steel Ltd.	2,497,232	3,557,645
Boral Ltd.	1,696,736	3,067,606
Brambles Ltd.	4,018,256	11,859,830
Caltex Australia Ltd.	392,496	2,357,013
CFS Retail Property Trust	4,958,832	5,385,515
Coca-Cola Amatil Ltd.	1,611,328	9,223,396
Cochlear Ltd.	160,208	5,475,665
Commonwealth Bank of Australia	4,232,048	80,568,587
Computershare Ltd.	1,352,656	6,092,217
Crown Ltd.[a]	1,327,360	4,401,037
CSL Ltd.	1,716,864	40,209,369
CSR Ltd.[a]	3,795,488	2,400,500
Dexus Property Group	9,996,816	4,470,526
Fairfax Media Ltd.[a]	4,021,520	2,389,308
Fortescue Metals Group Ltd.[a,b]	3,598,016	6,091,270
Foster’s Group Ltd.	5,567,568	19,598,193
Goodman Fielder Ltd.	3,896,400	2,875,043
Goodman Group	7,766,960	1,290,100
GPT Group (The)	12,752,720	3,829,125
Harvey Norman Holdings Ltd.[a]	1,584,672	1,933,622
Incitec Pivot Ltd.	4,901,440	6,826,201
Insurance Australia Group Ltd.	5,838,684	12,831,349
James Hardie Industries NV	1,250,656	2,652,619
Leighton Holdings Ltd.[a]	432,752	5,263,867
Lend Lease Corp. Ltd.	1,236,512	4,265,707
Lion Nathan Ltd.	852,448	4,661,660
Macquarie Airports	1,985,328	1,965,907

Security	Shares	Value
Macquarie Group Ltd.[a]	812,192	$8,810,393
Macquarie Infrastructure Group[a]	7,019,776	4,619,122
Macquarie Office Trust	9,755,552	747,880
Metcash Ltd.	2,244,964	5,994,936
Mirvac Group	4,503,504	2,445,504
National Australia Bank Ltd.	5,367,920	61,315,807
Newcrest Mining Ltd.	1,383,664	27,384,887
Nufarm Ltd.	378,896	2,481,092
OneSteel Ltd.	2,491,520	2,705,903
Orica Ltd.	1,008,576	8,563,129
Origin Energy Ltd.	2,527,968	21,963,896
OZ Minerals Ltd.	8,067,530	3,246,983
Perpetual Ltd.	111,792	1,829,737
Qantas Airways Ltd.	3,120,112	3,119,489
QBE Insurance Group Ltd.	2,847,840	34,676,670
Rio Tinto Ltd.[a]	818,720	24,713,606
Santos Ltd.	1,679,872	16,602,191
Sims Metal Management Ltd.	449,888	5,012,447
Sonic Healthcare Ltd.	1,045,298	8,013,464
SP AusNet	2,510,288	1,603,697
Stockland Corp. Ltd.	4,362,608	7,580,782
Suncorp-Metway Ltd.	3,082,199	10,357,271
Suncorp-Metway Ltd. New[b]	525,598	1,766,194
Tabcorp Holdings Ltd.	1,679,872	6,846,928
Tatts Group Ltd.	3,280,048	5,972,057
Telstra Corp. Ltd.	12,509,552	28,370,632
Toll Holdings Ltd.	1,876,800	6,414,616
Transurban Group	3,459,024	9,877,795
Wesfarmers Ltd.	2,859,786	32,154,747
Wesfarmers Ltd. Partially Protected	417,256	4,664,870
Westfield Group	5,746,000	39,094,362
Westpac Banking Corp.	8,019,648	86,533,417
Woodside Petroleum Ltd.	1,395,088	31,906,821
Woolworths Ltd.	3,503,360	58,504,497
WorleyParsons Ltd.	428,128	4,362,478

		1,121,866,990

HONG KONG – 23.97%
ASM Pacific Technology Ltd.[a]	544,000	1,557,312
Bank of East Asia Ltd.	4,025,600	8,440,632
BOC Hong Kong (Holdings) Ltd.[a]	10,472,000	10,559,909
Cathay Pacific Airways Ltd.[a]	3,264,000	3,417,669

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
Cheung Kong (Holdings) Ltd.	4,080,000	$33,592,696
Cheung Kong Infrastructure Holdings Ltd.	1,360,000	5,182,272
Chinese Estates Holdings Ltd.	2,448,000	2,796,848
CLP Holdings Ltd.	5,848,000	43,398,677
Esprit Holdings Ltd.[a]	3,019,200	16,449,110
Foxconn International Holdings Ltd.[a,b]	6,256,000	1,855,446
Genting International PLC[a,b]	8,160,000	2,216,674
Hang Lung Development Co. Ltd.	2,448,000	6,629,099
Hang Lung Properties Ltd.	5,984,736	11,560,606
Hang Seng Bank Ltd.[a]	2,176,000	24,411,920
Henderson Land Development Co. Ltd.	2,992,056	10,108,688
Hong Kong Aircraft Engineering Co. Ltd.	128,800	1,161,789
Hong Kong and China Gas Co. Ltd. (The)[a]	11,424,661	17,383,977
Hong Kong Exchanges and Clearing Ltd.[a]	2,992,000	24,133,077
Hongkong Electric Holdings Ltd.	3,944,000	24,411,920
Hopewell Holdings Ltd.	1,768,000	5,015,668
Hutchison Telecommunications International Ltd.	5,168,000	1,212,880
Hutchison Whampoa Ltd.	5,984,000	31,637,288
Hysan Development Co. Ltd.	1,632,000	2,500,117
Kerry Properties Ltd.	1,904,000	3,623,908
Kingboard Chemical Holdings Co. Ltd.	1,632,000	2,693,729
Li & Fung Ltd.[a]	6,529,600	14,499,183
Lifestyle International Holdings Ltd.	1,768,000	1,365,629
Link REIT (The)[a]	6,256,000	11,987,796
Mongolia Energy Corp. Ltd.[b]	5,440,000	1,480,148
MTR Corp. Ltd.	4,080,000	9,143,948
New World Development Co. Ltd.	7,072,941	6,430,029
Noble Group Ltd.	4,624,400	3,230,290
NWS Holdings Ltd.	2,448,000	3,144,087
Orient Overseas International Ltd.	615,000	1,427,485

Security	Shares	Value
Pacific Basin Shipping Ltd.	4,624,000	$2,164,453
Shangri-La Asia Ltd.	3,808,000	4,100,221
Sino Land Co. Ltd.	4,896,000	3,844,878
Sun Hung Kai Properties Ltd.	4,080,000	32,093,257
Swire Pacific Ltd. Class A	2,312,000	14,370,063
Television Broadcasts Ltd.	816,000	2,841,043
Wharf Holdings Ltd. (The)	3,808,000	8,092,411
Wheelock and Co. Ltd.	2,448,000	4,135,295
Wing Hang Bank Ltd.	544,000	3,054,998
Yue Yuen Industrial Holdings Ltd.	1,904,000	3,564,982

		426,922,107

NEW ZEALAND – 0.95%
Auckland International Airport Ltd.	2,913,392	2,582,735
Contact Energy Ltd.	787,984	2,348,238
Fletcher Building Ltd.	1,451,936	3,810,539
Sky City Entertainment Group Ltd.	1,437,861	1,951,614
Telecom Corp. of New Zealand Ltd.	5,188,400	6,288,637

		16,981,763

SINGAPORE – 10.97%
Ascendas Real Estate Investment Trust[a]	3,844,813	3,133,345
CapitaLand Ltd.[a]	4,896,000	6,270,021
CapitaMall Trust Management Ltd.[a]	3,264,622	3,019,474
City Developments Ltd.	1,360,000	4,222,236
ComfortDelGro Corp. Ltd.	5,440,000	4,609,275
COSCO Corp. (Singapore) Ltd.[a]	2,721,104	1,267,185
DBS Group Holdings Ltd.	4,896,000	24,826,751
Fraser and Neave Ltd.[a]	2,720,150	4,011,346
Golden Agri-Resources Ltd.	14,416,000	2,657,370
Jardine Cycle & Carriage Ltd.[a]	378,000	2,161,257
Keppel Corp. Ltd.	3,808,000	10,763,185
Neptune Orient Lines Ltd.	1,360,000	1,055,559
Olam International Ltd.[a]	3,536,600	2,813,542
Oversea-Chinese Banking Corp.[a]	7,072,600	20,493,660
Parkway Holdings Ltd.	2,448,968	1,663,163
SembCorp Industries Ltd.	2,720,240	3,712,377

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
SembCorp Marine Ltd.[a]	2,448,200	$2,216,856
Singapore Airlines Ltd.[a]	1,632,800	10,750,859
Singapore Exchange Ltd.[a]	2,448,000	7,188,358
Singapore Press Holdings Ltd.[a]	4,352,517	7,657,232
Singapore Technologies Engineering Ltd.	3,808,000	5,689,464
Singapore Telecommunications Ltd.	22,848,328	36,353,979
United Overseas Bank Ltd.	3,536,000	22,847,578
UOL Group Ltd.	1,360,000	1,477,783
Wilmar International Ltd.[a]	2,448,000	4,560,016

		195,421,871

TOTAL COMMON STOCKS (Cost: $2,807,749,843)		1,761,192,731

RIGHTS – 0.05%

SINGAPORE – 0.05%
CapitaLand Ltd.[a,b]	2,421,000	955,184

		955,184

TOTAL RIGHTS (Cost: $2,963,868)		955,184

SHORT-TERM INVESTMENTS – 8.66%

MONEY MARKET FUNDS – 8.66%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	131,389,978	131,389,978
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	21,964,554	21,964,554
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	778,342	778,342

		154,132,874

TOTAL SHORT-TERM INVESTMENTS
(Cost: $154,132,874)		154,132,874

Value
TOTAL INVESTMENTS IN SECURITIES – 107.60%
(Cost: $2,964,846,585)	$1,916,280,789

Other Assets, Less Liabilities – (7.60)%	(135,369,720)

NET ASSETS – 100.00%	$1,780,911,069

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 98.32%

AGRICULTURE – 3.52%
Golden Agri-Resources Ltd.	43,000,000	$7,926,396
Wilmar International Ltd.[a]	7,525,000	14,017,205

		21,943,601

AIRLINES – 4.79%
Singapore Airlines Ltd.[a]	4,540,467	29,895,837

		29,895,837

BANKS – 32.08%
DBS Group Holdings Ltd.[a]	14,715,500	74,619,701
Oversea-Chinese Banking Corp.[a]	19,350,000	56,068,818
United Overseas Bank Ltd.	10,750,000	69,460,255

		200,148,774

BEVERAGES – 2.29%
Fraser and Neave Ltd.[a]	9,675,000	14,267,512

		14,267,512

DISTRIBUTION & WHOLESALE – 1.22%
Jardine Cycle & Carriage Ltd.	1,335,000	7,633,012

		7,633,012

DIVERSIFIED FINANCIAL SERVICES – 3.54%
Singapore Exchange Ltd.[a]	7,525,000	22,096,566

		22,096,566

ENGINEERING & CONSTRUCTION – 5.20%
SembCorp Industries Ltd.	9,675,000	13,203,706
Singapore Technologies Engineering Ltd.[a]	12,900,000	19,273,656

		32,477,362

FOOD – 1.37%
Olam International Ltd.[a]	10,750,000	8,552,163

		8,552,163

HEALTH CARE - SERVICES – 1.05%
Parkway Holdings Ltd.[a]	9,675,533	6,570,927

		6,570,927

HOLDING COMPANIES - DIVERSIFIED – 6.57%
Keppel Corp. Ltd.	11,050,000	31,232,456
Noble Group Ltd.[a]	13,975,000	9,761,982

		40,994,438

Security	Shares	Value
MEDIA – 3.94%
Singapore Press Holdings Ltd.[a]	13,975,000	$24,585,732

		24,585,732

REAL ESTATE – 7.82%
CapitaLand Ltd.[a]	15,050,000	19,273,656
City Developments Ltd.[a]	5,375,000	16,687,148
Genting International PLC[a,b]	25,800,000	7,008,602
UOL Group Ltd.[a]	5,375,000	5,840,502

		48,809,908

REAL ESTATE INVESTMENT TRUSTS – 3.26%
Ascendas Real Estate Investment Trust[a]	11,505,335	9,376,316
CapitaMall Trust Management Ltd.[a]	11,825,000	10,937,035

		20,313,351

SHIPBUILDING – 1.09%
SembCorp Marine Ltd.[a]	7,525,000	6,813,919

		6,813,919

TELECOMMUNICATIONS – 17.00%
Singapore Telecommunications Ltd.[a]	66,650,568	106,047,731

		106,047,731

TRANSPORTATION – 3.58%
ComfortDelGro Corp. Ltd.[a]	18,275,000	15,484,283
COSCO Corp. (Singapore) Ltd.[a]	7,525,000	3,504,301
Neptune Orient Lines Ltd.[a]	4,300,000	3,337,430

		22,326,014

TOTAL COMMON STOCKS (Cost: $1,267,728,400)		613,476,847

RIGHTS – 0.51%

REAL ESTATE – 0.51%
CapitaLand Ltd.[a,b]	7,980,000	3,148,438

		3,148,438

TOTAL RIGHTS (Cost: $12,705,698)		3,148,438

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 26.29%

MONEY MARKET FUNDS – 26.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	140,490,254	$140,490,254
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	23,485,853	23,485,853
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	61,646	61,646

		164,037,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,037,753)		164,037,753

TOTAL INVESTMENTS IN SECURITIES – 125.12%
(Cost: $1,444,471,851)		780,663,038

Other Assets, Less Liabilities – (25.12)%		(156,720,911)

NET ASSETS – 100.00%		$623,942,127

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 96.16%

AGRICULTURE – 3.04%
KT&G Corp.	647,466	$33,312,727

		33,312,727

AIRLINES – 0.38%
Korean Air Co. Ltd.[a]	206,012	4,124,270

		4,124,270

AUTO MANUFACTURERS – 3.02%
Hyundai Motor Co. Ltd.[b]	892,710	28,350,164
Kia Motors Corp.[a,b]	1,108,530	4,850,496

		33,200,660

AUTO PARTS & EQUIPMENT – 1.87%
Hankook Tire Co. Ltd.[b]	529,740	4,352,608
Hyundai Mobis	333,546	16,204,224

		20,556,832

BANKS – 1.33%
Busan Bank	716,130	2,419,011
Daegu Bank	725,940	2,764,584
Industrial Bank of Korea[a]	1,059,480	4,103,887
Korea Exchange Bank[b]	1,500,930	5,344,035

		14,631,517

BEVERAGES – 0.25%
Hite Brewery Co. Ltd.[a]	30,961	2,745,808

		2,745,808

CHEMICALS – 3.58%
DC Chemical Co. Ltd.[a,b]	68,670	9,582,902
Hanwha Chemical Corp.	421,830	1,911,782
Honam Petrochemical Corp.[a]	88,290	2,705,986
KCC Corp.	29,430	5,469,547
Korea Zinc Co. Ltd.[b]	49,050	2,872,312
LG Chem Ltd.[b]	304,115	16,757,560

		39,300,089

COMMERCIAL SERVICES – 0.26%
S1 Corp.	101,248	2,839,037

		2,839,037

COSMETICS & PERSONAL CARE – 0.64%
AmorePacific Corp.	19,620	7,024,050

		7,024,050

DISTRIBUTION & WHOLESALE – 2.82%
Daewoo International Corp.	284,499	3,608,416

Security	Shares	Value
Hanwha Corp.[a]	264,870	$4,171,249
Hyosung Corp.[b]	137,345	4,522,936
Samsung C&T Corp.	774,990	16,677,320
SK Networks Co. Ltd.	421,830	2,008,059

		30,987,980

DIVERSIFIED FINANCIAL SERVICES – 10.86%
Daewoo Securities Co. Ltd.	716,130	6,677,965
Hana Financial Group Inc.	725,941	8,757,684
Hyundai Securities Co. Ltd.	794,617	4,798,274
KB Financial Group Inc.[a]	1,952,199	37,427,226
Korea Investment Holdings Co. Ltd.	235,445	3,492,908
Mirae Asset Securities Co. Ltd.[b]	127,534	4,740,423
Samsung Card Co. Ltd.[b]	215,825	3,757,762
Samsung Securities Co.[b]	294,300	10,075,481
Shinhan Financial Group Co. Ltd.[a,b]	1,936,350	29,420,903
Woori Finance Holdings Co. Ltd.[a,b]	1,383,210	5,655,511
Woori Investment & Securities Co. Ltd.	500,310	4,453,363

		119,257,500

ELECTRIC – 2.13%
Korea Electric Power Corp.[a,b]	1,491,120	23,336,733

		23,336,733

ELECTRICAL COMPONENTS & EQUIPMENT – 3.00%
LG Electronics Inc.[b]	549,366	25,650,216
LS Corp.	107,910	4,644,317
Samsung Digital Imaging Co. Ltd.[b,c]	85,906	1,317,273
Taihan Electric Wire Co. Ltd.[a]	147,150	1,357,791

		32,969,597

ELECTRONICS – 3.08%
LG Display Co. Ltd.[b]	1,040,522	17,302,452
Samsung Electro-Mechanics Co. Ltd.[b]	343,350	9,123,908
Samsung SDI Co. Ltd.[b]	196,200	7,356,700

		33,783,060

ENGINEERING & CONSTRUCTION – 3.91%
Daelim Industrial Co. Ltd.[b]	166,770	4,393,549

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2009

Security	Shares	Value
Daewoo Engineering & Construction Co. Ltd.[b]	1,039,864	$5,804,523
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	186,390	7,268,420
GS Engineering & Construction Corp.[b]	196,200	6,058,083
Hanjin Heavy Industries & Construction Co. Ltd.[b]	186,394	3,014,393
Hyundai Engineering & Construction Co. Inc.[b]	294,308	9,883,836
Kumho Industrial Co. Ltd.[a]	137,340	1,052,328
Samsung Engineering Co. Ltd.	186,390	5,457,392

		42,932,524

ENVIRONMENTAL CONTROL – 0.46%
Woongjin Coway Co. Ltd.	284,490	5,036,781

		5,036,781

FOOD – 0.53%
CJ CheilJedang Corp.[b]	43,164	3,546,569
Lotte Confectionery Co. Ltd.[a,b]	3,500	2,270,949

		5,817,518

GAS – 0.34%
Korea Gas Corp.[a]	137,340	3,676,431

		3,676,431

HOLDING COMPANIES - DIVERSIFIED – 1.78%
GS Holdings Corp.	294,300	4,893,805
LG Corp.[b]	549,361	14,616,191

		19,509,996

HOME BUILDERS – 0.60%
Hyundai Development Co.[b]	353,167	6,586,616

		6,586,616

HOUSEHOLD PRODUCTS & WARES – 0.45%
LG Household & Health Care Ltd.[b]	51,150	4,986,583

		4,986,583

INSURANCE – 2.19%
Dongbu Insurance Co. Ltd.	206,010	1,934,492
Samsung Fire & Marine Insurance Co. Ltd.	215,835	22,097,225

		24,031,717

Security	Shares	Value
INTERNET – 2.00%
LG Dacom Corp.	235,440	$2,686,795
NHN Corp.[a]	222,687	19,313,577

		22,000,372

IRON & STEEL – 7.55%
Dongkuk Steel Mill Co. Ltd.[b]	215,821	3,011,783
Hyundai Steel Co.[b]	323,735	7,304,357
POSCO	353,160	72,543,463

		82,859,603

LODGING – 0.46%
Kangwon Land Inc.[b]	627,842	5,097,250

		5,097,250

MACHINERY – 0.34%
Doosan Infracore Co. Ltd.[a,b]	441,450	3,713,534

		3,713,534

MANUFACTURING – 0.95%
Cheil Industries Inc.	274,680	6,591,604
Doosan Corp.[a,b]	58,860	3,796,057

		10,387,661

METAL PROCESSORS & FABRICATORS – 0.21%
Taewoong Co. Ltd.	40,040	2,323,808

		2,323,808

MULTIPLE UTILITIES – 0.70%
KT Freetel Co. Ltd.[a]	431,640	7,684,233

		7,684,233

OIL & GAS – 3.39%
SK Corp.	206,014	11,486,271
SK Energy Co. Ltd.[b]	353,162	16,696,606
S-Oil Corp.	264,870	9,067,933

		37,250,810

PHARMACEUTICALS – 0.57%
Yuhan Corp.	50,031	6,296,696

		6,296,696

RETAIL – 2.79%
Hyundai Department Store Co. Ltd.	88,290	3,235,669
Lotte Shopping Co. Ltd.[b]	58,865	6,333,697
Shinsegae Co. Ltd.	79,980	21,018,546

		30,587,912

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2009

Security	Shares	Value
SEMICONDUCTORS – 19.77%
Hynix Semiconductor Inc.[a,b]	2,266,110	$12,767,649
Samsung Electronics Co. Ltd.	643,460	200,150,258
Samsung Techwin Co. Ltd.	206,011	4,090,665

		217,008,572

SHIPBUILDING – 5.14%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	559,170	7,183,338
Hyundai Heavy Industries Co. Ltd.[b]	245,250	28,387,268
Hyundai Mipo Dockyard Co. Ltd.	68,670	5,328,810
Samsung Heavy Industries Co. Ltd.[b]	941,760	13,326,503
STX Shipbuilding Co. Ltd.[a,b]	274,680	2,149,436

		56,375,355

TELECOMMUNICATIONS – 4.72%
KT Corp.	534,151	13,044,640
KT Corp. SP ADR[a,b]	490,500	5,895,809
LG Telecom Ltd.	794,613	4,606,527
SK Telecom Co. Ltd.	124,780	15,256,766
SK Telecom Co. Ltd. ADR	971,226	13,004,716

		51,808,458

TRANSPORTATION – 1.05%
Hanjin Shipping Co. Ltd.[b]	333,540	3,349,538
Korea Express Co. Ltd.[a]	58,860	3,646,364
Korea Line Corp.	39,260	1,374,804
STX Pan Ocean Co. Ltd.[b]	588,630	3,147,549

		11,518,255

TOTAL COMMON STOCKS (Cost: $1,330,415,787)		1,055,560,545

PREFERRED STOCKS – 2.30%

AUTO MANUFACTURERS – 0.23%
Hyundai Motor Co. Ltd.[b]	215,820	2,512,153

		2,512,153

ELECTRICAL COMPONENTS & EQUIPMENT – 0.15%
LG Electronics Inc.[b]	88,296	1,698,554

		1,698,554

Security	Shares	Value
SEMICONDUCTORS – 1.92%
Samsung Electronics Co. Ltd.[b]	117,720	$21,072,149

		21,072,149

TOTAL PREFERRED STOCKS (Cost: $47,910,708)		25,282,856

RIGHTS – 0.06%

BANKS – 0.00%
Busan Bank[a,c]	161,802	18,992

		18,992

DIVERSIFIED FINANCIAL SERVICES – 0.06%
Shinhan Financial Group Co. Ltd.[a,b,c]	306,537	639,660

		639,660

TOTAL RIGHTS (Cost: $0)		658,652

SHORT-TERM INVESTMENTS – 16.29%

MONEY MARKET FUNDS – 16.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[d,e,f]	148,604,116	148,604,116
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[d,e,f]	24,842,253	24,842,253
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[d,e]	5,390,428	5,390,428

		178,836,797

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,836,797)		178,836,797

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 114.81% (Cost: $1,557,163,292)	$1,260,338,850

Other Assets, Less Liabilities – (14.81)%	(162,547,125)

NET ASSETS – 100.00%	$1,097,791,725

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

AIRLINES – 0.35%
China Airlines Ltd.[a]	10,504,588	$1,939,642
EVA Airways Corp.[a]	11,312,396	2,059,655

		3,999,297

APPAREL – 0.49%
Pou Chen Corp.	12,928,594	5,588,703

		5,588,703

AUTO MANUFACTURERS – 0.18%
Yulon Motor Co. Ltd.	4,848,362	2,026,426

		2,026,426

AUTO PARTS & EQUIPMENT – 0.36%
Cheng Shin Rubber Industry Co. Ltd.	4,848,084	4,052,619

		4,052,619

BANKS – 6.78%
Chang Hwa Commercial Bank Ltd.	24,240,446	7,078,212
Chinatrust Financial Holding Co. Ltd.	51,712,342	15,766,183
E.Sun Financial Holding Co. Ltd.	18,584,913	4,256,310
First Financial Holding Co. Ltd.	27,472,187	11,049,747
Hua Nan Financial Holdings Co. Ltd.	19,392,824	9,354,568
Mega Financial Holding Co. Ltd.	52,520,136	14,448,807
Taishin Financial Holdings Co. Ltd.	25,856,439	3,664,010
Taiwan Business Bank[a]	12,928,000	2,309,398
Taiwan Cooperative Bank Ltd.	21,008,650	8,780,794

		76,708,029

BUILDING MATERIALS – 2.16%
Asia Cement Corp.	11,312,618	8,452,524
Taiwan Cement Corp.	17,776,558	13,333,118
Taiwan Glass Industrial Corp.	5,656,196	2,687,914

		24,473,556

CHEMICALS – 7.98%
Eternal Chemical Co. Ltd.	4,040,066	1,827,378

Security	Shares	Value
Formosa Chemicals & Fibre Co.	17,776,393	$17,938,475
Formosa Plastics Corp.	25,048,111	34,203,939
Nan Ya Plastic Corp.	31,512,447	30,085,742
Taiwan Fertilizer Co. Ltd.	4,040,000	6,199,104

		90,254,638

COMMERCIAL SERVICES – 0.19%
Taiwan Secom Co. Ltd.	1,616,610	2,175,133

		2,175,133

COMPUTERS – 12.12%
Acer Inc.	16,160,516	21,466,239
Advantech Co. Ltd.	2,424,293	3,053,659
CMC Magnetics Corp.[a]	15,352,400	2,259,031
Compal Electronics Inc.	22,624,348	13,083,086
Foxconn Technology Co. Ltd.	3,233,106	7,497,004
HTC Corp.	4,040,788	44,535,831
Innolux Display Corp.	12,120,912	10,392,377
Inotera Memories Inc.[a]	4,848,000	1,665,431
Inventec Co. Ltd.	8,888,652	2,633,656
Lite-On Technology Corp.	12,928,893	7,661,511
MiTAC International Corp.	7,272,585	2,664,904
Qisda Corp.	8,888,211	1,636,094
Quanta Computer Inc.	12,120,387	12,387,038
Wistron Corp.	8,080,396	6,187,842

		137,123,703

DIVERSIFIED FINANCIAL SERVICES – 3.89%
Fubon Financial Holding Co. Ltd.	26,664,000	14,426,795
KGI Securities Co. Ltd.	12,928,000	2,757,213
Polaris Securities Co. Ltd.	12,928,991	3,793,772
SinoPac Financial Holdings Co. Ltd.	38,784,193	6,484,110
Yuanta Financial Holding Co. Ltd.	45,248,076	16,515,551

		43,977,441

ELECTRICAL COMPONENTS & EQUIPMENT – 1.89%
Delta Electronics Inc.	9,696,648	15,461,784
Pacific Electric Wire & Cable Co. Ltd.[b]	197	–
Tatung Co. Ltd.[a]	22,624,120	3,432,656
Walsin Lihwa Corp.	16,160,069	2,521,288

		21,415,728

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2009

Security	Shares	Value
ELECTRONICS – 14.62%
ASUSTeK Computer Inc.	24,240,243	$23,212,176
AU Optronics Corp.	46,056,884	34,280,778
Cheng Uei Precision Industry Co. Ltd.	1,616,325	1,860,105
Chi Mei Optoelectronics Corp.	28,280,629	9,148,508
Chunghwa Picture Tubes Ltd.	45,248,105	3,860,108
HannStar Display Corp.	27,472,675	3,248,133
Hon Hai Precision Industry Co. Ltd.	37,168,589	74,163,739
Kinsus Interconnect Technology Corp.	1,616,043	1,924,549
Nan Ya Printed Circuit Board Corp.	808,739	1,622,965
Synnex Technology International Corp.	5,656,502	6,509,637
Tripod Technology Corp.	2,424,682	2,984,737
Unimicron Technology Corp.	5,656,794	2,558,646
Ya Hsin Industrial Co. Ltd.[b]	6,845,461	19

		165,374,100

ENERGY - ALTERNATE SOURCES – 0.20%
Motech Industries Inc.	1,035,408	2,312,005

		2,312,005

FOOD – 1.23%
Uni-President Enterprises Co.	18,584,908	13,886,209

		13,886,209

HOME FURNISHINGS – 0.28%
Teco Electric and Machinery Co. Ltd.	11,312,092	3,134,737

		3,134,737

INSURANCE – 3.11%
Cathay Financial Holding Co. Ltd.	37,168,200	29,846,070
Shin Kong Financial Holding Co. Ltd.	25,856,490	5,329,480

		35,175,550

INVESTMENT COMPANIES – 0.87%
China Development Financial Holding Corp.	57,368,496	9,788,192

		9,788,192

Security	Shares	Value
IRON & STEEL – 3.87%
China Steel Corp.	59,792,484	$38,256,645
Feng Hsin Iron & Steel Co. Ltd.	2,527,050	2,387,319
Tung Ho Steel Enterprise Corp.	4,848,000	3,115,744

		43,759,708

MANUFACTURING – 0.51%
Largan Precision Co. Ltd.	808,210	5,761,112

		5,761,112

METAL FABRICATE & HARDWARE – 0.49%
Catcher Technology Co. Ltd.	3,232,130	5,486,890

		5,486,890

OIL & GAS – 1.06%
Formosa Petrochemical Corp.	7,272,000	11,970,285

		11,970,285

RETAIL – 0.77%
Far Eastern Department Stores Co. Ltd.	4,848,500	1,908,503
President Chain Store Corp.	3,237,640	6,821,645

		8,730,148

SEMICONDUCTORS – 27.32%
Advanced Semiconductor Engineering Inc.	26,664,372	9,312,664
Epistar Corp.	3,232,047	4,043,355
Everlight Electronics Co. Ltd.	1,665,592	2,584,346
Formosa Sumco Technology Corp.	1,616,000	2,803,475
Macronix International Co. Ltd.	17,776,636	5,776,013
MediaTek Inc.	5,815,970	50,614,914
Nanya Technology Corp.[a]	16,160,690	2,965,519
Novatek Microelectronics Corp. Ltd.	3,232,980	3,970,481
Powerchip Semiconductor Corp.[a]	47,672,901	5,404,426
Powertech Technology Inc.	3,232,915	4,997,707
ProMOS Technologies Inc.[a]	32,448,000	1,096,106
Realtek Semiconductor Corp.	2,424,595	2,797,223
Richtek Technology Corp.	808,700	3,507,380
Siliconware Precision Industries Co. Ltd.	17,776,214	15,342,967
Sino-American Silicon Products Inc.	1,124,324	2,153,279

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2009

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	130,896,323	$168,437,934
Transcend Information Inc.	1,727,015	3,500,355
United Microelectronics Corp.	82,416,501	18,497,498
Vanguard International Semiconductor Corp.	4,848,416	1,201,989

		309,007,631

TELECOMMUNICATIONS – 7.09%
Chunghwa Telecom Co. Ltd.	35,552,677	54,858,489
Compal Communications Inc.	1,711,810	1,117,309
Far EasTone Telecommunications Co. Ltd.	9,696,259	9,423,815
Taiwan Cellular Corp.	11,312,677	14,767,705

		80,167,318

TEXTILES – 1.13%
Far Eastern Textile Ltd.	16,968,195	10,152,306
Formosa Taffeta Co. Ltd.	5,656,515	2,615,196

		12,767,502

TRANSPORTATION – 0.95%
Evergreen Marine Corp. Ltd.	7,272,467	2,768,957
U-Ming Marine Transport Corp.	2,424,800	3,120,243
Wan Hai Lines Ltd.	7,272,433	2,768,944
Yang Ming Marine Transport Corp.	8,080,305	2,074,928

		10,733,072

TOTAL COMMON STOCKS (Cost: $1,545,366,175)		1,129,849,732

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	962,952	962,952

		962,952

TOTAL SHORT-TERM INVESTMENTS (Cost: $962,952)		962,952

Value
TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $1,546,329,127)	$1,130,812,684

Other Assets, Less Liabilities – 0.03%	293,191

NET ASSETS – 100.00%	$1,131,105,875

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.50%

AGRICULTURE – 1.29%
Charoen Pokphand Foods PCL NVDR	3,139,500	$293,298

		293,298

AUTO PARTS & EQUIPMENT – 0.14%
Thai Stanley Electric PCL NVDR	23,100	31,126

		31,126

BANKS – 27.47%
Bangkok Bank PCL NVDR	1,001,700	2,062,649
Bank of Ayudhya PCL NVDR	3,019,800	738,674
Kasikornbank PCL NVDR	1,062,600	1,306,957
Kiatnakin Bank PCL NVDR	241,500	68,085
Krung Thai Bank PCL NVDR	3,423,000	391,687
Siam City Bank PCL NVDR[a]	600,600	124,502
Siam Commercial Bank PCL NVDR	821,100	1,270,912
TMB Bank PCL NVDR[a]	20,592,600	278,894

		6,242,360

BUILDING MATERIALS – 3.89%
Dynasty Ceramic PCL NVDR	81,900	28,070
Siam Cement PCL NVDR	298,200	824,212
TPI Polene PCL NVDR[a]	394,800	31,427

		883,709

CHEMICALS – 3.79%
Indorama Polymers PCL NVDR	378,200	44,113
IRPC PCL NVDR	8,383,200	433,294
PTT Chemical PCL NVDR	296,100	241,430
Thai Plastic & Chemical PCL NVDR	409,500	141,480

		860,317

COAL – 3.46%
Banpu PCL NVDR	134,400	787,529

		787,529

COMMERCIAL SERVICES – 0.84%
Bangkok Expressway PCL NVDR	438,900	191,670

		191,670

COMPUTERS – 0.24%
Cal-Comp Electronics (Thailand) PCL NVDR	1,633,800	55,092

		55,092

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.43%
Kim Eng Securities (Thailand) PCL NVDR	298,200	$59,755
Phatra Securities PCL NVDR	113,400	35,731
Thanachart Capital PCL NVDR	806,400	179,423
TISCO Financial Group PCL NVDR	176,400	50,219

		325,128

ELECTRIC – 3.20%
Glow Energy PCL NVDR	552,300	317,519
Ratchaburi Electricity Generating Holding PCL NVDR	390,600	410,249

		727,768

ELECTRONICS – 1.20%
Delta Electronics (Thailand) PCL NVDR	426,300	124,897
Hana Microelectronics PCL NVDR	472,500	147,575

		272,472

ENGINEERING & CONSTRUCTION – 1.20%
Airports of Thailand PCL NVDR	436,800	194,375
Italian-Thai Development PCL NVDR	1,225,400	78,577

		272,952

ENTERTAINMENT – 0.30%
Major Cineplex Group PCL NVDR	392,700	69,466

		69,466

FOOD – 1.42%
Khon Kaen Sugar
Industry PCL NVDR	506,100	87,427
Thai Union Frozen Products PCL NVDR	352,800	188,199
Thai Vegetable Oil PCL NVDR	193,200	46,725

		322,351

HEALTH CARE - SERVICES – 0.71%
Bumrungrad Hospital PCL NVDR	275,100	161,197

		161,197

HOME BUILDERS – 0.92%
Asian Property
Development PCL NVDR	739,200	42,088
Land and Houses PCL NVDR	2,247,000	167,687

		209,775

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
IRON & STEEL – 0.85%
G Steel PCL NVDR	5,751,900	$50,874
Sahaviriya Steel Industries PCL NVDR	5,130,300	51,048
Tata Steel (Thailand) PCL NVDR	2,028,600	45,977
Thainox Stainless PCL NVDR	2,012,500	44,500

		192,399

LODGING – 0.06%
Central Plaza Hotel PCL NVDR	149,100	12,775

		12,775

MEDIA – 2.15%
BEC World PCL NVDR	867,300	462,656
MCOT PCL NVDR	71,400	26,247

		488,903

OIL & GAS – 25.11%
Esso (Thailand) PCL NVDR	1,068,900	132,357
PTT Exploration and Production PCL NVDR	930,300	2,288,466
PTT PCL NVDR	645,100	2,781,526
Thai Oil PCL NVDR	758,100	502,886

		5,705,235

REAL ESTATE – 2.52%
Amata Corp. PCL NVDR	441,000	42,662
Bangkok Land PCL NVDR[a]	7,337,400	36,504
Central Pattana PCL NVDR	655,200	224,557
Erawan Group PCL (The) NVDR	292,100	10,253
Hemaraj Land and Development PCL NVDR	3,954,300	55,741
LPN Development PCL NVDR	468,300	31,582
Preuksa Real Estate PCL NVDR	548,100	59,688
Quality House PCL NVDR	3,028,200	66,959
Ticon Industrial Connection PCL NVDR	262,500	43,895

		571,841

RETAIL – 5.69%
CP All PCL NVDR	2,024,400	677,038
Home Product Center PCL NVDR	399,000	40,584
PTT Aromatics & Refining PCL NVDR	1,152,900	318,657

Security	Shares	Value
Robinson Department Store PCL NVDR	428,400	$74,597
Siam Makro PCL NVDR	94,500	181,530

		1,292,406

TELECOMMUNICATIONS – 9.80%
Advanced Info Service PCL NVDR	669,900	1,490,518
Samart Corp. PCL NVDR	331,800	47,688
Thaicom PCL NVDR[a]	382,200	33,593
Total Access Communication PCL NVDR	711,900	590,299
True Corp. PCL NVDR[a]	1,589,700	65,908

		2,228,006
TRANSPORTATION – 1.11%
Precious Shipping PCL NVDR	361,200	105,824
Regional Container Lines PCL NVDR	180,600	29,950
Thoresen Thai Agencies PCL NVDR	307,230	116,336

		252,110

WATER – 0.71%
Thai Tap Water Supply PCL NVDR	1,209,600	161,146

		161,146

TOTAL COMMON STOCKS (Cost: $48,043,337)		22,611,031

WARRANTS – 0.00%

REAL ESTATE – 0.00%
Bangkok Land PCL NVDR (Expires 5/2/13)[a,b]	1,083,411	898
Ticon Industrial Connection PCL Class W3 NVDR (Expires 1/31/14)[a,b]	79,167	–

		898

TOTAL WARRANTS (Cost: $0)		898

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.25%

MONEY MARKET FUNDS – 0.25%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	56,510	$56,510

		56,510

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,510)		56,510

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $48,099,847)		22,668,439

Other Assets, Less Liabilities – 0.25%		55,694

NET ASSETS – 100.00%		$22,724,133

NVDR – Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Australia Index Fund	Hong Kong Index Fund	Japan Small Cap Index Fund	Malaysia Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$974,524,471	$1,961,807,436	$31,520,382	$230,237,859
Affiliated issuers (Note 2)	14,637,845	128,282,547	782,927	76

Total cost of investments	$989,162,316	$2,090,089,983	$32,303,309	$230,237,935

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$425,670,155	$1,059,171,762	$22,272,667	$300,665,274
Affiliated issuers (Note 2)	14,637,845	128,282,547	782,927	76

Total fair value of investments	440,308,000	1,187,454,309	23,055,594	300,665,350
Foreign currencies, at value[b]	692,136	1,169,850	44,029	427,288
Receivables:
Investment securities sold	1,729,498	3,864,452	72	1,702,991
Dividends and interest	5,269,773	420,866	56,796	914,686

Total Assets	447,999,407	1,192,909,477	23,156,491	303,710,315

LIABILITIES
Payables:
Investment securities purchased	1,818,614	2,277,937	–	1,280,415
Collateral for securities on loan (Note 5)	14,249,063	128,222,123	774,258	–
Capital shares redeemed	–	37,109	–	–
Investment advisory fees (Note 2)	196,764	481,959	10,601	137,883

Total Liabilities	16,264,441	131,019,128	784,859	1,418,298

NET ASSETS	$431,734,966	$1,061,890,349	$22,371,632	$302,292,017

Net assets consist of:
Paid-in capital	$1,190,753,108	$2,139,686,896	$33,293,357	$336,641,596
Distributions in excess of net investment income	(6,926,921)	(2,542,030)	(18,597)	(96,214)
Accumulated net realized loss	(203,187,368)	(172,618,547)	(1,649,492)	(104,662,202)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(548,903,853)	(902,635,970)	(9,253,636)	70,408,837

NET ASSETS	$431,734,966	$1,061,890,349	$22,371,632	$302,292,017

Shares outstanding[c]	38,000,000	108,375,000	700,000	43,200,000

Net asset value per share	$11.36	$9.80	$31.96	$7.00

[a]	Securities on loan with market values of $13,505,437, $121,299,172, $724,893 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $701,063, $1,169,790, $47,096 and $432,302, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million, 250 million, 500 million and 300 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Pacific ex-Japan Index Fund	Singapore Index Fund	South Korea Index Fund	Taiwan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,810,713,711	$1,280,434,098	$1,378,326,495	$1,545,366,175
Affiliated issuers (Note 2)	154,132,874	164,037,753	178,836,797	962,952

Total cost of investments	$2,964,846,585	$1,444,471,851	$1,557,163,292	$1,546,329,127

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,762,147,915	$616,625,285	$1,081,502,053	$1,129,849,732
Affiliated issuers (Note 2)	154,132,874	164,037,753	178,836,797	962,952

Total fair value of investments	1,916,280,789	780,663,038	1,260,338,850	1,130,812,684
Foreign currencies, at value[b]	4,261,006	7,158,927	–	–
Receivables:
Investment securities sold	4,722,052	626,198	65,320,079	9,000,048
Dividends and interest	13,858,001	712,389	11,588,350	127
Capital shares sold	387,168	–	–	–

Total Assets	1,939,509,016	789,160,552	1,337,247,279	1,139,812,859

LIABILITIES
Payables:
Investment securities purchased	4,559,039	–	3,299,977	3,876,387
Collateral for securities on loan (Note 5)	153,354,532	163,976,107	173,446,369	–
Capital shares redeemed	–	929,323	61,997,927	4,199,724
Investment advisory fees (Note 2)	684,376	312,995	711,281	630,873

Total Liabilities	158,597,947	165,218,425	239,455,554	8,706,984

NET ASSETS	$1,780,911,069	$623,942,127	$1,097,791,725	$1,131,105,875

Net assets consist of:
Paid-in capital	$3,021,632,418	$1,521,262,970	$2,197,195,621	$2,520,286,907
Undistributed (distributions in excess of) net investment income	5,155,969	(4,239,871)	8,726,446	(1,795,126)
Accumulated net realized loss	(197,163,368)	(229,163,059)	(808,904,444)	(971,867,720)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,048,713,950)	(663,917,913)	(299,225,898)	(415,518,186)

NET ASSETS	$1,780,911,069	$623,942,127	$1,097,791,725	$1,131,105,875

Shares outstanding[c]	81,600,000	107,500,000	49,050,000	161,600,000

Net asset value per share	$21.82	$5.80	$22.38	$7.00

[a]	Securities on loan with market values of $144,797,845, $155,321,882, $163,819,175 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $4,305,371, $7,254,451, $– and $–, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 300 million, 200 million and 400 million, respectively.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2009

iShares MSCI
Thailand Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$48,043,337
Affiliated issuers (Note 2)	56,510

Total cost of investments	$48,099,847

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$22,611,929
Affiliated issuers (Note 2)	56,510

Total fair value of investments	22,668,439
Receivables:
Investment securities sold	1,102,357
Dividends and interest	95,064

Total Assets	23,865,860

LIABILITIES
Payables:
Investment securities purchased	1,129,067
Investment advisory fees (Note 2)	12,660

Total Liabilities	1,141,727

NET ASSETS	$22,724,133

Net assets consist of:
Paid-in capital	$65,419,443
Undistributed net investment income	86,775
Accumulated net realized loss	(17,348,575)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(25,433,510)

NET ASSETS	$22,724,133

Shares outstanding[a]	1,050,000

Net asset value per share	$21.64

[a]	$0.001 par value, number of shares authorized: 200 million.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Australia Index Fund	Hong Kong Index Fund	Japan Small Cap Index Fund	Malaysia Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$18,192,086	$34,467,877	$281,411	$6,739,612
Interest from affiliated issuers (Note 2)	551	1,743	23	178
Securities lending income from affiliated issuers (Note 2)	129,867	483,052	8,519	–

Total investment income	18,322,504	34,952,672	289,953	6,739,790

EXPENSES
Investment advisory fees (Note 2)	1,652,169	3,375,298	73,256	903,793

Total expenses	1,652,169	3,375,298	73,256	903,793

Net investment income	16,670,335	31,577,374	216,697	5,835,997

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(101,650,584)	(102,430,565)	(352,343)	(16,360,453)
In-kind redemptions	(48,434,352)	(2,164,993)	(1,231,776)	–
Foreign currency transactions	(2,173,383)	55,774	37,045	(123,229)

Net realized loss	(152,258,319)	(104,539,784)	(1,547,074)	(16,483,682)

Net change in unrealized appreciation (depreciation) on:
Investments	(352,245,995)	(552,907,676)	(7,251,143)	(88,114,429)
Translation of assets and liabilities in foreign currencies	123,509	(3,224)	(6,011)	16,226

Net change in unrealized appreciation (depreciation)	(352,122,486)	(552,910,900)	(7,257,154)	(88,098,203)

Net realized and unrealized loss	(504,380,805)	(657,450,684)	(8,804,228)	(104,581,885)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(487,710,470)	$(625,873,310)	$(8,587,531)	$(98,745,888)

[a]	Net of foreign withholding tax of $182,058, $–, $21,115 and $–, respectively.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Pacific ex-Japan Index Fund	Singapore Index Fund	South Korea Index Fund	Taiwan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$57,263,504	$11,341,768	$14,069,248	$9,541,962
Interest from unaffiliated issuers	–	–	–	2,179
Interest from affiliated issuers (Note 2)	2,968	877	4,392	13,867
Securities lending income from affiliated issuers (Note 2)	744,501	523,776	2,218,132	–

Total investment income	58,010,973	11,866,421	16,291,772	9,558,008

EXPENSES
Investment advisory fees (Note 2)	5,096,242	2,459,861	4,492,166	5,307,974
Foreign taxes (Note 1)	–	–	28	705,508

Total expenses	5,096,242	2,459,861	4,492,194	6,013,482

Net investment income	52,914,731	9,406,560	11,799,578	3,544,526

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(149,869,328)	(134,439,095)	(467,503,410)	(590,695,010)
In-kind redemptions	43,936,305	(46,482,268)	–	–
Foreign currency transactions	(5,197,887)	(915,054)	(125,713)	(1,504,590)

Net realized loss	(111,130,910)	(181,836,417)	(467,629,123)	(592,199,600)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,406,095,989)	(479,873,654)	(546,971,685)	(557,791,027)
Translation of assets and liabilities in foreign currencies	184,354	(126,296)	(2,457,536)	420,737

Net change in unrealized appreciation (depreciation)	(1,405,911,635)	(479,999,950)	(549,429,221)	(557,370,290)

Net realized and unrealized loss	(1,517,042,545)	(661,836,367)	(1,017,058,344)	(1,149,569,890)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,464,127,814)	$(652,429,807)	$(1,005,258,766)	$(1,146,025,364)

[a]	Net of foreign withholding tax of $606,866, $–, $2,461,624 and $2,379,034, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2009

iShares MSCI
Thailand Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$543,050
Interest from affiliated issuers (Note 2)	243

Total investment income	543,293

EXPENSES
Investment advisory fees (Note 2)	92,571

Total expenses	92,571

Net investment income	450,722

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,525,337)
In-kind redemptions	(13,173,058)
Foreign currency transactions	(5,391)

Net realized loss	(16,703,786)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,378,584)
Translation of assets and liabilities in foreign currencies	922

Net change in unrealized appreciation (depreciation)	(4,377,662)

Net realized and unrealized loss	(21,081,448)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,630,726)

[a]	Net of foreign withholding tax of $60,428.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Hong Kong Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,670,335	$53,814,337	$31,577,374	$50,723,883
Net realized gain (loss)	(152,258,319)	153,528,689	(104,539,784)	231,716,450
Net change in unrealized appreciation (depreciation)	(352,122,486)	(365,807,308)	(552,910,900)	(582,947,008)

Net decrease in net assets resulting from operations	(487,710,470)	(158,464,282)	(625,873,310)	(300,506,675)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,295,338)	(81,749,137)	(41,093,456)	(69,181,586)

Total distributions to shareholders	(33,295,338)	(81,749,137)	(41,093,456)	(69,181,586)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	188,224,807	709,635,261	222,481,817	1,671,011,829
Cost of shares redeemed	(294,576,279)	(874,442,072)	(168,809,100)	(1,071,448,062)

Net increase (decrease) in net assets from capital share transactions	(106,351,472)	(164,806,811)	53,672,717	599,563,767

INCREASE (DECREASE) IN NET ASSETS	(627,357,280)	(405,020,230)	(613,294,049)	229,875,506

NET ASSETS
Beginning of period	1,059,092,246	1,464,112,476	1,675,184,398	1,445,308,892

End of period	$431,734,966	$1,059,092,246	$1,061,890,349	$1,675,184,398

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,926,921)	$9,698,082	$(2,542,030)	$6,974,052

SHARES ISSUED AND REDEEMED
Shares sold	12,000,000	23,200,000	18,375,000	82,050,000
Shares redeemed	(18,200,000)	(32,000,000)	(15,525,000)	(55,500,000)

Net increase (decrease) in shares outstanding	(6,200,000)	(8,800,000)	2,850,000	26,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 28, 2009 (Unaudited)	Period from December 20, 2007[a] to August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$216,697	$91,139	$5,835,997	$27,165,781
Net realized loss	(1,547,074)	(107,449)	(16,483,682)	(42,591,881)
Net change in unrealized appreciation (depreciation)	(7,257,154)	(1,996,482)	(88,098,203)	(98,392,878)

Net decrease in net assets resulting from operations	(8,587,531)	(2,012,792)	(98,745,888)	(113,818,978)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(264,460)	(56,942)	(7,829,481)	(46,957,845)

Total distributions to shareholders	(264,460)	(56,942)	(7,829,481)	(46,957,845)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,552,934	36,663,666	67,675,820	714,281,254
Cost of shares redeemed	(10,923,243)	–	(131,899,200)	(821,853,186)

Net increase (decrease) in net assets from capital share transactions	(3,370,309)	36,663,666	(64,223,380)	(107,571,932)

INCREASE (DECREASE) IN NET ASSETS	(12,222,300)	34,593,932	(170,798,749)	(268,348,755)

NET ASSETS
Beginning of period	34,593,932	–	473,090,766	741,439,521

End of period	$22,371,632	$34,593,932	$302,292,017	$473,090,766

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(18,597)	$29,166	$(96,214)	$1,897,270

SHARES ISSUED AND REDEEMED
Shares sold	200,000	800,000	9,075,000	56,250,000
Shares redeemed	(300,000)	–	(16,275,000)	(73,425,000)

Net increase (decrease) in shares outstanding	(100,000)	800,000	(7,200,000)	(17,175,000)

[a]	Commencement of operations.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,914,731	$128,526,593	$9,406,560	$65,504,376
Net realized gain (loss)	(111,130,910)	102,089,773	(181,836,417)	132,846,334
Net change in unrealized appreciation (depreciation)	(1,405,911,635)	(653,824,213)	(479,999,950)	(410,162,165)

Net decrease in net assets resulting from operations	(1,464,127,814)	(423,207,847)	(652,429,807)	(211,811,455)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(36,503,709)	(199,385,029)	(32,977,402)	(95,160,270)
From net realized gain	–	(4,628,288)	–	–

Total distributions to shareholders	(36,503,709)	(204,013,317)	(32,977,402)	(95,160,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	217,054,217	726,432,412	99,873,271	810,998,513
Cost of shares redeemed	(199,482,778)	(371,535,398)	(267,492,426)	(696,268,481)

Net increase (decrease) in net assets from capital share transactions	17,571,439	354,897,014	(167,619,155)	114,730,032

DECREASE IN NET ASSETS	(1,483,060,084)	(272,324,150)	(853,026,364)	(192,241,693)

NET ASSETS
Beginning of period	3,263,971,153	3,536,295,303	1,476,968,491	1,669,210,184

End of period	$1,780,911,069	$3,263,971,153	$623,942,127	$1,476,968,491

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,155,969	$(11,255,053)	$(4,239,871)	$19,330,971

SHARES ISSUED AND REDEEMED
Shares sold	9,000,000	13,800,000	12,400,000	58,500,000
Shares redeemed	(6,300,000)	(8,100,000)	(34,000,000)	(55,100,000)

Net increase (decrease) in shares outstanding	2,700,000	5,700,000	(21,600,000)	3,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,799,578	$40,026,865	$3,544,526	$111,484,150
Net realized loss	(467,629,123)	(254,209,320)	(592,199,600)	(187,544,546)
Net change in unrealized appreciation (depreciation)	(549,429,221)	(859,380,138)	(557,370,290)	(549,162,768)

Net decrease in net assets resulting from operations	(1,005,258,766)	(1,073,562,593)	(1,146,025,364)	(625,223,164)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,397,919)	(49,844,649)	(105,890,576)	(68,184,922)

Total distributions to shareholders	(8,397,919)	(49,844,649)	(105,890,576)	(68,184,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	708,639,286	1,462,000,429	70,167,545	1,558,478,632
Cost of shares redeemed	(582,954,018)	(782,282,834)	(605,153,526)	(716,827,104)

Net increase (decrease) in net assets from capital share transactions	125,685,268	679,717,595	(534,985,981)	841,651,528

INCREASE (DECREASE) IN NET ASSETS	(887,971,417)	(443,689,647)	(1,786,901,921)	148,243,442

NET ASSETS
Beginning of period	1,985,763,142	2,429,452,789	2,918,007,796	2,769,764,354

End of period	$1,097,791,725	$1,985,763,142	$1,131,105,875	$2,918,007,796

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,726,446	$5,324,787	$(1,795,126)	$100,550,924

SHARES ISSUED AND REDEEMED
Shares sold	23,600,000	21,550,000	8,400,000	98,600,000
Shares redeemed	(20,150,000)	(14,150,000)	(69,000,000)	(49,600,000)

Net increase (decrease) in shares outstanding	3,450,000	7,400,000	(60,600,000)	49,000,000

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended February 28, 2009 (Unaudited)	Period from March 26, 2008[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$450,722	$412,262
Net realized loss	(16,703,786)	(7,034,262)
Net change in unrealized appreciation (depreciation)	(4,377,662)	(21,055,848)

Net decrease in net assets resulting from operations	(20,630,726)	(27,677,848)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(775,148)	–

Total distributions to shareholders	(775,148)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,486,702	147,211,231
Cost of shares redeemed	(17,604,972)	(61,285,106)

Net increase (decrease) in net assets from capital share transactions	(14,118,270)	85,926,125

INCREASE (DECREASE) IN NET ASSETS	(35,524,144)	58,248,277

NET ASSETS
Beginning of period	58,248,277	–

End of period	$22,724,133	$58,248,277

Undistributed net investment income included in net assets at end of period	$86,775	$411,201

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,900,000
Shares redeemed	(600,000)	(1,400,000)

Net increase (decrease) in shares outstanding	(450,000)	1,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$23.96	$27.62	$21.59	$18.28	$13.56	$11.22

Income from investment operations:
Net investment income[a]	0.42	0.96	0.89	0.75	0.70	0.45
Net realized and unrealized gain (loss)[b]	(12.13)	(3.34)	6.24	3.23	4.60	2.32

Total from investment operations	(11.71)	(2.38)	7.13	3.98	5.30	2.77

Less distributions from:
Net investment income	(0.89)	(1.28)	(1.10)	(0.67)	(0.58)	(0.43)

Total distributions	(0.89)	(1.28)	(1.10)	(0.67)	(0.58)	(0.43)

Net asset value, end of period	$11.36	$23.96	$27.62	$21.59	$18.28	$13.56

Total return	(49.25)%[c]	(9.25)%	33.97%	22.35%	39.58%	24.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$431,735	$1,059,092	$1,464,112	$686,407	$369,355	$178,998
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets[d]	5.59%	3.38%	3.46%	3.75%	4.13%	3.37%
Portfolio turnover rate[e]	7%	10%	10%	7%	17%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$15.87	$18.30	$14.20	$13.01	$10.91	$9.03

Income from investment operations:
Net investment income[a]	0.28	0.45	0.47	0.38	0.33	0.28
Net realized and unrealized gain (loss)[b]	(5.98)	(2.25)	3.94	1.17	2.04	1.75

Total from investment operations	(5.70)	(1.80)	4.41	1.55	2.37	2.03

Less distributions from:
Net investment income	(0.37)	(0.63)	(0.31)	(0.36)	(0.27)	(0.15)

Total distributions	(0.37)	(0.63)	(0.31)	(0.36)	(0.27)	(0.15)

Net asset value, end of period	$9.80	$15.87	$18.30	$14.20	$13.01	$10.91

Total return	(36.00)%[c]	(10.54)%	31.44%	12.20%	21.96%	22.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,061,890	$1,675,184	$1,445,309	$882,712	$637,985	$449,923
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.52%	0.54%	0.57%	0.80%
Ratio of net investment income to average net assets[d]	5.21%	2.34%	2.92%	2.87%	2.75%	2.78%
Portfolio turnover rate[e]	6%	17%	9%	10%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small Cap Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Period from Dec. 20, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$43.24	$48.85

Income from investment operations:
Net investment income[b]	0.30	0.29
Net realized and unrealized loss[c]	(11.14)	(5.74)

Total from investment operations	(10.84)	(5.45)

Less distributions from:
Net investment income	(0.44)	(0.16)

Total distributions	(0.44)	(0.16)

Net asset value, end of period	$31.96	$43.24

Total return	(25.23)%[d]	(11.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,372	$34,594
Ratio of expenses to average net assets[e]	0.56%	0.53%
Ratio of net investment income to average net assets[e]	1.65%	0.93%
Portfolio turnover rate[f]	3%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$9.39	$10.97	$7.75	$7.19	$6.54	$5.99

Income from investment operations:
Net investment income[a]	0.13	0.34	0.34	0.26	0.20	0.13
Net realized and unrealized gain (loss)[b]	(2.34)	(1.31)	3.08	0.59	0.61	0.52

Total from investment operations	(2.21)	(0.97)	3.42	0.85	0.81	0.65

Less distributions from:
Net investment income	(0.18)	(0.61)	(0.20)	(0.29)	(0.16)	(0.10)

Total distributions	(0.18)	(0.61)	(0.20)	(0.29)	(0.16)	(0.10)

Net asset value, end of period	$7.00	$9.39	$10.97	$7.75	$7.19	$6.54

Total return	(23.62)%[c]	(9.86)%	44.64%	12.35%	12.39%	11.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$302,292	$473,091	$741,440	$374,334	$387,575	$224,218
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets[d]	3.60%	2.84%	3.21%	3.46%	2.85%	1.97%
Portfolio turnover rate[e]	23%	92%	87%	60%	15%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2009 and the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 3%, 16%, 3%, 9% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of period	$41.37	$48.31	$37.34	$32.52	$25.24	$20.68

Income from investment operations:
Net investment income[b]	0.70	1.64	1.52	1.28	1.23	0.89
Net realized and unrealized gain (loss)[c]	(19.76)	(6.01)	11.18	4.77	7.05	4.17

Total from investment operations	(19.06)	(4.37)	12.70	6.05	8.28	5.06

Less distributions from:
Net investment income	(0.49)	(2.51)	(1.73)	(1.23)	(1.00)	(0.50)
Net realized gain	–	(0.06)	–	–	–	–

Total distributions	(0.49)	(2.57)	(1.73)	(1.23)	(1.00)	(0.50)

Net asset value, end of period	$21.82	$41.37	$48.31	$37.34	$32.52	$25.24

Total return	(46.19)%[d]	(9.87)%	34.86%	19.17%	33.27%	24.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,780,911	$3,263,971	$3,536,295	$2,094,931	$1,522,107	$651,250
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	5.19%	3.35%	3.43%	3.67%	4.09%	3.68%
Portfolio turnover rate[f]	5%	14%	11%	8%	16%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28,2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$11.44	$13.28	$9.11	$7.77	$6.52	$5.38

Income from investment operations:
Net investment income[a]	0.08	0.47	0.47	0.40	0.38	0.22
Net realized and unrealized gain (loss)[b]	(5.43)	(1.67)	4.01	1.23	1.15	1.04

Total from investment operations	(5.35)	(1.20)	4.48	1.63	1.53	1.26

Less distributions from:
Net investment income	(0.29)	(0.64)	(0.31)	(0.29)	(0.28)	(0.12)

Total distributions	(0.29)	(0.64)	(0.31)	(0.29)	(0.28)	(0.12)

Net asset value, end of period	$5.80	$11.44	$13.28	$9.11	$7.77	$6.52

Total return	(47.13)%[c]	(9.55)%	49.92%	21.61%	24.06%	23.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$623,942	$1,476,968	$1,669,210	$574,620	$341,137	$170,047
Ratio of expenses to average net assets[d]	0.56%	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets[d]	2.12%	3.56%	3.80%	4.74%	5.19%	3.50%
Portfolio turnover rate[e]	6%	16%	8%	6%	8%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$43.55	$63.60	$46.00	$34.75	$24.17	$23.06

Income from investment operations:
Net investment income[a]	0.26	0.80	0.51	0.31	0.46	0.22
Net realized and unrealized gain (loss)[b]	(21.24)	(19.87)	17.42	11.20	10.22	1.13

Total from investment operations	(20.98)	(19.07)	17.93	11.51	10.68	1.35

Less distributions from:
Net investment income	(0.19)	(0.98)	(0.33)	(0.26)	(0.10)	(0.24)

Total distributions	(0.19)	(0.98)	(0.33)	(0.26)	(0.10)	(0.24)

Net asset value, end of period	$22.38	$43.55	$63.60	$46.00	$34.75	$24.17

Total return	(48.26)%[c]	(30.35)%	39.18%	33.16%	44.29%	5.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,097,792	$1,985,763	$2,429,453	$1,621,334	$698,455	$315,464
Ratio of expenses to average net assets[d]	0.67%	0.63%	0.68%	0.70%	0.74%	0.94%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.67%	0.63%	0.68%	0.70%	0.74%	0.94%
Ratio of net investment income to average net assets[d]	1.77%	1.35%	0.96%	0.71%	1.49%	0.87%
Portfolio turnover rate[e]	41%	42%	20%	47%	30%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2009 and the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 2%, 15%, 6%, 14% and 9%, respectively. See Note 4.

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$13.13	$15.99	$12.57	$11.57	$10.66	$10.79

Income from investment operations:
Net investment income[a]	0.02	0.54	0.38	0.34	0.27	0.14
Net realized and unrealized gain (loss)[b]	(5.55)	(3.01)	3.34	0.80	0.72	(0.25)

Total from investment operations	(5.53)	(2.47)	3.72	1.14	0.99	(0.11)

Less distributions from:
Net investment income	(0.60)	(0.39)	(0.30)	(0.14)	(0.08)	(0.02)

Total distributions	(0.60)	(0.39)	(0.30)	(0.14)	(0.08)	(0.02)

Net asset value, end of period	$7.00	$13.13	$15.99	$12.57	$11.57	$10.66

Total return	(42.20)%[c]	(15.69)%	29.91%	9.84%	9.28%	(1.10)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,131,106	$2,918,008	$2,769,764	$1,893,751	$752,640	$390,228
Ratio of expenses to average net assets[d]	0.76%	0.73%	0.77%	0.85%	1.03%	1.19%[e]
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.67%	0.63%	0.68%	0.70%	0.74%	0.92%
Ratio of net investment income to average net assets[d]	0.45%	3.54%	2.61%	2.74%	2.34%	1.23%
Portfolio turnover rate[f]	8%	33%	35%	29%	20%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2009 and the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 4%, 11%, 12%, 10% and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$38.83	$50.03

Income from investment operations:
Net investment income[b]	0.43	0.32
Net realized and unrealized loss[c]	(16.76)	(11.52)

Total from investment operations	(16.33)	(11.20)

Less distributions from:
Net investment income	(0.86)	–

Total distributions	(0.86)	–

Net asset value, end of period	$21.64	$38.83

Total return	(42.20)%[d]	(22.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,724	$58,248
Ratio of expenses to average net assets[e]	0.67%	0.63%
Ratio of net investment income to average net assets[e]	3.27%	1.68%
Portfolio turnover rate[f]	8%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”). Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of February 28, 2009:

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Australia	$440,308,000	$–	$–	$440,308,000
Hong Kong	1,187,454,309	–	–	1,187,454,309
Japan Small Cap	23,055,594	–	–	23,055,594
Malaysia	300,665,350	–	–	300,665,350
Pacific ex-Japan	1,916,280,789	–	–	1,916,280,789
Singapore	780,663,038	–	–	780,663,038
South Korea	1,258,362,925	–	1,975,925	1,260,338,850
Taiwan	1,130,812,665	–	19	1,130,812,684
Thailand Investable Market	22,667,541	–	898	22,668,439

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended February 28, 2009:

iShares MSCI Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Australia	$138,879	$–	$(74,059)	$(64,820)	$–	$–	$–
Malaysia	17	–	41,558	(41,575)	–	–	–
Pacific ex-Japan	279,757	–	(149,184)	(130,573)	–	–	–
South Korea	–	–	–	–	1,975,925	1,975,925	1,975,925
Taiwan	22	–	(3)	–	–	19	(3)
Thailand Investable Market	3	–	895	–	–	898	895

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2009.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Certain Funds had tax basis net capital loss carryforwards as of August 31, 2008, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Australia	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$–	$7,066	$529,868	$7,764,877
Hong Kong	–	4,971,970	2,870,602	2,330,414	468,716	425,440	2,899,247	3,185,408	17,151,797
Malaysia	–	9,819,029	2,898,105	775,477	6,820,474	1,543,708	3,357,786	1,127,892	26,342,471
Singapore	–	1,934,119	4,428,316	4,256,421	2,558,348	–	–	807,115	13,984,319
South Korea	395,465	666,642	504,041	3,363,449	11,590,303	3,172,573	38,097,223	–	57,789,696
Taiwan	–	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	64,999,586	16,734,578	138,544,767

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,024,917,177	$–	$(584,609,177)	$(584,609,177)
Hong Kong	2,132,370,540	–	(944,916,231)	(944,916,231)
Japan Small Cap	32,420,010	174,918	(9,539,334)	(9,364,416)
Malaysia	261,617,978	54,236,058	(15,188,686)	39,047,372
Pacific ex-Japan	3,092,247,608	–	(1,175,966,819)	(1,175,966,819)
Singapore	1,465,573,585	–	(684,910,547)	(684,910,547)
South Korea	2,142,529,267	–	(882,190,417)	(882,190,417)
Taiwan	1,705,331,135	–	(574,518,451)	(574,518,451)
Thailand Investable Market	49,952,110	–	(27,283,671)	(27,283,671)

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets

0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets

0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee of 0.50% of the average daily net assets of the Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2009, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$129,867
Hong Kong	483,052
Japan Small Cap	8,519

iShares MSCI Index Fund	Securities Lending Agent Fees
Pacific ex-Japan	$744,501
Singapore	523,776
South Korea	2,218,132

Cross trades for the six months ended February 28, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2009, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$43,957,291	$57,425,966
Hong Kong	72,994,949	73,732,505
Japan Small Cap	855,333	977,511
Malaysia	76,596,498	141,769,433
Pacific ex-Japan	126,842,367	104,298,977
Singapore	55,085,238	81,073,188
South Korea	718,259,958	606,331,254
Taiwan	135,623,297	735,300,599
Thailand Investable Market	2,517,687	2,665,049

In-kind transactions (see Note 4) for the six months ended February 28, 2009, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$185,717,389	$290,954,162
Hong Kong	217,675,636	165,475,577
Japan Small Cap	7,506,302	10,812,649
Pacific ex-Japan	213,802,830	197,222,158
Singapore	97,889,536	261,277,167
Thailand Investable Market	3,474,553	17,507,792

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	71

Notes:

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology

  Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

  Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

  Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology

  Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

  Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

  Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

  Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

  Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus

  Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

  Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber &

  Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country

  Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable

  Market (EWO)

iShares MSCI Belgium Investable

  Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable

  Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

  Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable

  Market (EWW)

iShares MSCI Netherlands Investable

  Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

  Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate

  Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

  Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International

  Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select

  Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed

  Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed

  Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

  America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

  Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0569-0409

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI. The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service marks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal. A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website. This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

LET’S BUILD A BETTER INVESTMENT WORLD.®

BGI-SAR-83-0209

BARCLAYS GLOBAL INVESTORS

iShares

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2009

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See inside cover for details.

iShares MSCI Brazil Index Fund

iShares MSCI BRIC Index Fund

iShares MSCI Canada Index Fund

iShares MSCI Chile Investable Market Index Fund

iShares MSCI Israel Capped Investable Market Index Fund

iShares MSCI Mexico Investable Market Index Fund

iShares MSCI South Africa Index Fund

iShares MSCI Turkey Investable Market Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund and the Index was (51.00)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(56.77)%	(56.97)%	(56.72)%	18.41%	18.31%	19.90%	9.18%	9.14%	11.19%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(56.77)%	(56.97)%	(56.72)%	132.81%	131.76%	147.81%	113.59%	112.94%	149.98%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Basic Materials	27.36%

Energy	26.57

Financial	18.24

Utilities	8.64

Consumer Non-Cyclical	6.97

Communications	6.57

Diversified	1.61

Industrial	1.35

Consumer Cyclical	1.10

Short-Term and Other Net Assets	1.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	13.25%

Petroleo Brasileiro SA	11.93

Companhia Vale do Rio Doce Class A Preferred	9.87

Companhia Vale do Rio Doce ADR	7.64

Banco Bradesco SA Preferred	4.78

Banco Itau Holding Financeira SA Preferred	4.41

Unibanco – Uniao de Bancos Brasileiros SA Units	2.94

Companhia de Bebidas das Americas Preferred	2.82

Companhia Siderurgica Nacional	2.23

Companhia Energetica de Minas Gerais Preferred	2.02

TOTAL	61.89%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BRIC INDEX FUND

Performance as of February 28, 2009

The iShares MSCI BRIC Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (49.62)%, while the total return for the Index was (49.50)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(58.40)%	(58.73)%	(58.87)%	(51.11)%	(51.52)%	(51.38)%	(60.52)%	(60.94)%	(60.80)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Energy	29.33%

Financial	24.71

Communications	13.97

Basic Materials	11.14

Consumer Non-Cyclical	5.62

Industrial	4.09

Technology	3.99

Utilities	3.14

Diversified	2.15

Consumer Cyclical	1.46

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
China Mobile Ltd. (China)	7.61%

Petroleo Brasileiro SA Preferred (Brazil)	4.98

OAO Gazprom SP ADR (Russia)	4.58

Petroleo Brasileiro SA (Brazil)	4.43

Reliance Industries Ltd. GDR (India)	3.53

Companhia Vale do Rio Doce Class A Preferred (Brazil)	3.30

China Life Insurance Co. Ltd. Class H (China)	3.08

China Construction Bank Class H (China)	2.65

Companhia Vale do Rio Doce (Brazil)	2.61

Infosys Technologies Ltd. SP ADR (India)	2.52

TOTAL	39.29%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (49.44)%, while the total return for the Index was (49.45)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.73)%	(51.74)%	(51.68)%	2.04%	1.86%	2.17%	6.83%	6.75%	7.10%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.73)%	(51.74)%	(51.68)%	10.63%	9.66%	11.33%	93.64%	92.25%	98.48%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	27.82%

Energy	26.73

Basic Materials	21.49

Communications	6.43

Industrial	5.13

Technology	3.89

Consumer Non-Cyclical	2.68

Consumer Cyclical	2.50

Utilities	1.59

Diversified	1.42

Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Royal Bank of Canada	5.66%

EnCana Corp.	5.15

Barrick Gold Corp.	4.59

Potash Corp. of Saskatchewan Inc.	4.41

Toronto-Dominion Bank (The)	4.14

Bank of Nova Scotia	3.89

Goldcorp Inc.	3.69

Research In Motion Ltd.	3.54

Suncor Energy Inc.	3.40

Canadian Natural Resources Ltd.	3.02

TOTAL	41.49%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Chile Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (26.26)%, while the total return for the Index was (26.76)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(31.60)%	(31.33)%	(31.88)%	(25.30)%	(24.74)%	(25.61)%	(31.53)%	(30.87)%	(31.90)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Utilities	32.41%

Basic Materials	19.48

Diversified	11.45

Consumer Non-Cyclical	10.91

Consumer Cyclical	9.95

Financial	8.68

Communications	3.31

Industrial	2.50

Technology	1.22

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Empresa Nacional de Electricidad SA	12.51%

Enersis SA	11.38

Empresas Copec SA	10.92

Sociedad Quimica y Minera de Chile SA Class B Preferred	8.82

Empresas CMPC SA	5.90

Colbun SA	4.75

Banco Santander Chile SA	4.72

Centros Comerciales Sudamericanos SA	4.69

LAN Airlines SA	4.27

SACI Falabella SA	3.87

TOTAL	71.83%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free float adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (34.02)%, while the total return for the Index was (34.54)%.

Cumulative Total Returns

Inception to 2/28/09

NAV	MARKET	INDEX
(36.27)%	(38.05)%	(35.49)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (03/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Communications	27.23%

Consumer Non-Cyclical	25.98

Financial	22.27

Basic Materials	14.91

Industrial	6.23

Consumer Cyclical	1.03

Energy	0.97

Technology	0.67

Diversified	0.48

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Teva Pharmaceutical Industries Ltd.	23.99%

Israel Chemicals Ltd.	11.28

Check Point Software Technologies Ltd.	10.66

Bank Leumi le-Israel	4.93

Bank Hapoalim Ltd.	4.89

Bezeq Israeli Telecommunication Corp. Ltd.	4.73

NICE Systems Ltd.	3.45

Partner Communications Co. Ltd.	3.32

Elbit Systems Ltd.	3.07

Makhteshim-Agan Industries Ltd.	2.82

TOTAL	73.14%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Mexico Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (53.38)%, while the total return for the Index was (53.39)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(56.15)%	(56.32)%	(56.79)%	5.62%	5.44%	5.60%	9.83%	9.96%	10.43%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(56.15)%	(56.32)%	(56.79)%	31.43%	30.32%	31.32%	155.31%	158.40%	169.67%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Communications	47.37%

Consumer Non-Cyclical	12.79

Consumer Cyclical	10.93

Basic Materials	9.71

Industrial	9.11

Financial	6.04

Diversified	3.93

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
America Movil SAB de CV Series L	24.85%

Telefonos de Mexico SAB de CV Series L	6.73

Fomento Economico Mexicano SAB de CV BD Units	5.88

Wal-Mart de Mexico SAB de CV Series V	5.87

Grupo Televisa SA Series CPO	5.25

Telmex Internacional SAB de CV Series L	4.66

Cemex SAB de CV Series CPO	4.11

Carso Global Telecom SAB de CV Series A1	4.05

Kimberly-Clark de Mexico SAB de CV Series A	3.51

Grupo Mexico SA de CV Series B	3.29

TOTAL	68.20%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 28, 2009

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (42.65)%, while the total return for the Index was (41.80)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.88)%	(45.25)%	(44.80)%	3.98%	3.68%	5.03%	10.95%	10.81%	12.27%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.88)%	(45.25)%	(44.80)%	21.56%	19.82%	27.81%	87.89%	86.49%	101.84%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Basic Materials	28.56%

Financial	20.50

Communications	18.66

Energy	12.62

Consumer Cyclical	5.47

Diversified	5.34

Consumer Non-Cyclical	5.25

Industrial	3.54

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Sasol Ltd.	12.62%

MTN Group Ltd.	11.37

AngloGold Ashanti Ltd.	6.96

Standard Bank Group Ltd.	6.20

Gold Fields Ltd.	5.41

Impala Platinum Holdings Ltd.	5.31

Naspers Ltd.	4.92

Harmony Gold Mining Co. Ltd.	3.51

FirstRand Ltd.	2.83

Sanlam Ltd.	2.65

TOTAL	61.78%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free float adjusted market capitalization index designed to measure broad based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (57.66)%, while the total return for the Index was (57.89)%.

Cumulative Total Returns

Inception to 2/28/09

NAV	MARKET	INDEX
(55.88)%	(55.76)%	(55.99)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (03/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Financial	39.47%

Communications	18.65

Consumer Non-Cyclical	11.02

Basic Materials	7.09

Diversified	6.97

Industrial	6.96

Consumer Cyclical	4.80

Energy	4.38

Utilities	0.60

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Turkcell Iletisim Hizmetleri AS	13.03%

Turkiye Garanti Bankasi AS	10.27

Akbank TAS	8.32

Turkiye Is Bankasi AS	7.41

Turk Telekomunikasyon AS	5.04

Anadolu Efes Biracilik ve Malt Sanayii AS	4.88

Eregli Demir ve Celik Fabrikalari TAS	4.53

Tupras-Turkiye Petrol Rafinerileri AS	4.38

Enka Insaat ve Sanayi AS	3.61

Yapi ve Kredi Bankasi AS	3.47

TOTAL	64.94%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Brazil
Actual	$1,000.00	$ 490.00	0.67%	$2.48
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
BRIC
Actual	1,000.00	503.80	0.74	2.76
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.74	3.71
Canada
Actual	1,000.00	505.60	0.55	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
Chile Investable Market
Actual	1,000.00	737.40	0.68	2.93
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.68	3.41

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Israel Capped Investable Market
Actual	$1,000.00	$ 659.80	0.67%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
Mexico Investable Market
Actual	1,000.00	466.20	0.55	2.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.76
South Africa
Actual	1,000.00	573.50	0.67	2.61
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
Turkey Investable Market
Actual	1,000.00	423.40	0.67	2.36
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

10	2009 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 42.33%

AEROSPACE & DEFENSE – 0.73%
Empresa Brasileira de Aeronautica SA	10,242,032	$28,383,091

		28,383,091

AGRICULTURE – 0.94%
Souza Cruz SA	1,820,800	36,752,902

		36,752,902

BANKS – 4.37%
Banco do Brasil SA	7,283,260	42,419,323
Banco Nossa Caixa SA	455,200	13,380,353
Unibanco - Uniao de Bancos Brasileiros SA Units	21,622,020	114,565,792

		170,365,468

COMMERCIAL SERVICES – 0.58%
Companhia de Concessoes Rodoviarias	2,336,000	22,770,597

		22,770,597

COSMETICS & PERSONAL CARE – 0.67%
Natura Cosmeticos SA	2,846,200	25,972,473

		25,972,473

DIVERSIFIED FINANCIAL SERVICES – 2.69%
BM&F Bovespa SA	21,394,400	53,530,984
Redecard SA	4,908,600	51,604,289

		105,135,273

ELECTRIC – 2.96%
Centrais Eletricas Brasileiras SA	4,226,399	46,565,035
CPFL Energia SA	2,731,250	36,121,872
EDP Energias do Brasil SA	1,365,600	13,437,780
Tractebel Energia SA	2,599,200	19,444,814

		115,569,501

FOOD – 1.31%
Cosan SA Industria e Comercio[a]	1,621,690	7,024,141
JBS SA	7,322,187	14,194,820
Perdigao SA	2,391,475	29,777,786

		50,996,747

HOME BUILDERS – 0.18%
MRV Engenharia e Participacoes SA	1,593,249	6,981,352

		6,981,352

Security	Shares	Value
INSURANCE – 0.11%
Porto Seguro SA	910,400	$4,440,976

		4,440,976

INTERNET – 0.26%
B2W - Companhia Global do Varejo	1,138,030	10,222,170

		10,222,170

IRON & STEEL – 2.91%
Companhia Siderurgica Nacional	6,600,427	87,015,722
Gerdau SA	3,281,600	13,786,032
Usinas Siderurgicas de Minas Gerais SA	1,223,000	12,662,010

		113,463,764

MINING – 7.64%
Companhia Vale do Rio Doce ADR[b]	23,117,332	297,982,410

		297,982,410

OIL & GAS – 13.32%
OGX Petroleo e Gas Participacoes SAa	227,600	54,076,535
Petroleo Brasileiro SA	33,868,544	465,728,086

		519,804,621

REAL ESTATE – 0.56%
Cyrela Brazil Realty SA	3,869,200	11,454,654
Gafisa SA	2,503,685	10,433,776

		21,888,430

RETAIL – 0.38%
Lojas Renner SA	2,503,600	14,844,727

		14,844,727

TELECOMMUNICATIONS – 1.57%
Brasil Telecom Participacoes SA	1,195,982	30,352,192
GVT (Holding) SAa	1,365,603	14,069,501
Tele Norte Leste Participacoes SA	1,138,038	16,989,213

		61,410,906

TRANSPORTATION – 0.62%
ALL - America Latina Logistica SA	7,062,300	24,263,662

		24,263,662

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2009

Security	Shares	Value
WATER – 0.53%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,048,400	$20,707,963

		20,707,963

TOTAL COMMON STOCKS (Cost: $2,037,684,505)		1,651,957,033

PREFERRED STOCKS – 56.08%

AIRLINES – 0.18%
Tam SA	1,036,725	7,040,836

		7,040,836

BANKS – 9.40%
Banco Bradesco SA	21,426,940	186,517,098
Banco do Estado do Rio Grande do Sul SA	3,405,910	8,092,259
Banco Itau Holding Financeira SA	18,435,625	172,107,180

		366,716,537

BEVERAGES – 2.82%
Companhia de Bebidas das Americas	2,731,291	110,136,036

		110,136,036

CHEMICALS – 1.64%
Braskem SA Class A	3,298,136	7,461,721
Fertilizantes Fosfatados SA	3,287,280	19,906,153
Ultrapar Participacoes SA	1,593,200	36,600,722

		63,968,596

ELECTRIC – 5.15%
AES Tiete SA	1,138,000	8,446,467
Centrais Eletricas Brasileiras SA Class B	3,998,900	40,779,363
Companhia de Transmissao de Energia Eletrica Paulista	455,200	8,671,388
Companhia Energetica de Minas Gerais	5,650,686	79,009,802
Companhia Energetica de Sao Paulo Class B	2,731,270	15,666,326
Companhia Paranaense de Energia Class B	2,166,100	20,312,881

Security	Shares	Value
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	2,276,020	$28,033,905

		200,920,132

FOOD – 0.65%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,365,628	16,533,402
Sadia SA	7,283,200	8,759,442

		25,292,844

FOREST PRODUCTS & PAPER – 1.12%
Aracruz Celulose SA Class B	9,786,800	7,037,606
Klabin SA	11,152,400	14,444,656
Suzano Bahia Sul Papel e Celulose SAa	2,503,685	11,360,286
Votorantim Celulose e Papel SAa	2,276,100	11,007,212

		43,849,760

HOLDING COMPANIES - DIVERSIFIED – 1.61%
Itausa-Investimentos Itau SA	21,166,897	62,931,018

		62,931,018

INVESTMENT COMPANIES – 1.11%
Bradespar SA	4,589,300	43,229,739

		43,229,739

IRON & STEEL – 4.18%
Gerdau SA	13,428,446	71,490,381
Metalurgica Gerdau SA	5,603,790	39,330,217
Usinas Siderurgicas de Minas Gerais SA Class A	4,779,600	52,117,337

		162,937,935

MEDIA – 0.52%
Net Servicos de Comunicacao SAa	3,168,892	20,188,694

		20,188,694

MINING – 9.87%
Companhia Vale do Rio Doce Class A	34,140,000	385,187,637

		385,187,637

OIL & GAS – 13.25%
Petroleo Brasileiro SA	46,585,150	517,177,443

		517,177,443

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2009

Security	Shares	Value
RETAIL – 0.36%
Lojas Americanas SA	5,917,600	$14,059,899

		14,059,899

TELECOMMUNICATIONS – 4.22%
Brasil Telecom Participacoes SA	3,800,030	23,969,912
Brasil Telecom SA	3,138,259	15,427,354
Tele Norte Leste Participacoes SA	4,552,039	56,756,920
Telemar Norte Leste SA Class A	910,480	17,868,840
TIM Participacoes SA	9,534,200	13,471,368
Vivo Participacoes SA	2,276,020	37,040,359

		164,534,753

TOTAL PREFERRED STOCKS (Cost: $2,847,830,752)		2,188,171,859

RIGHTS – 0.00%

MEDIA – 0.00%
Net Servicos de Comunicacao SA Preferred[a]	36,090	21,095

		21,095

TELECOMMUNICATIONS – 0.00%
Vivo Participacoes SA Preferred[a]	35,260	65,983

		65,983

TOTAL RIGHTS (Cost: $0)		87,078

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.09%

MONEY MARKET FUNDS – 2.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	58,690,773	$58,690,773
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	9,811,377	9,811,377
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	12,939,124	12,939,124

		81,441,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,441,274)		81,441,274

TOTAL INVESTMENTS IN SECURITIES – 100.50% (Cost: $4,966,956,531)		3,921,657,244

Other Assets, Less Liabilities – (0.50)%		(19,398,235)

NET ASSETS – 100.00%		$3,902,259,009

ADR – American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 80.43%

BRAZIL – 13.41%
ALL - America Latina Logistica SA	62,300	$214,042
B2W - Companhia Global do Varejo	8,900	79,943
Banco do Brasil SA	53,400	311,013
BM&F Bovespa SA	152,169	380,742
Brasil Telecom Participacoes SA	8,900	225,868
Centrais Eletricas Brasileiras SA	35,600	392,229
Companhia de Concessoes Rodoviarias	26,700	260,263
Companhia Siderurgica Nacional	53,400	703,991
Companhia Vale do Rio Doce	195,800	2,541,777
Cosan SA Industria e Comercio[a]	17,800	77,098
CPFL Energia SA	17,800	235,412
Cyrela Brazil Realty SA	35,600	105,393
Empresa Brasileira de Aeronautica SA	71,200	197,312
Gafisa SA	17,800	74,179
Gerdau SA	35,600	149,556
GVT (Holding) SAa	8,900	91,695
JBS SA	20,452	39,648
Lojas Renner SA	8,900	52,771
MRV Engenharia e Participacoes SA	8,900	38,998
OGX Petroleo e Gas Participacoes SAa	1,000	237,595
Perdigao SA	26,700	332,459
Petroleo Brasileiro SA	313,600	4,312,330
Redecard SA	35,600	374,264
Souza Cruz SA	17,800	359,294
Tele Norte Leste Participacoes SA	8,900	132,864
Tractebel Energia SA	26,700	199,745
Unibanco - Uniao de Bancos Brasileiros SA Units	160,200	848,831
Usinas Siderurgicas de Minas Gerais SA	8,900	92,144

		13,061,456

CHINA – 41.50%
Agile Property Holdings Ltd.	356,000	120,734
Air China Ltd. Class H	534,000	145,294
Alibaba.com Ltd.[a]	44,500	38,504
Aluminum Corp. of China Ltd. Class Hb	534,000	254,781

Security	Shares	Value
Angang New Steel Co. Ltd. Class Hb	178,000	$150,803
Anhui Conch Cement Co. Ltd. Class Ha,b	38,000	160,724
Bank of China Ltd. Class H	5,073,000	1,419,542
Bank of Communications Co. Ltd. Class H	979,000	594,603
Beijing Capital International Airport Co. Ltd. Class H	178,000	66,564
Belle International Holdings Ltd.	445,000	189,938
BYD Co. Ltd. Class Ha,b	133,500	260,978
Chaoda Modern Agriculture (Holdings) Ltd.	370,556	215,026
China Agri-Industries Holdings Ltd.[a]	356,000	162,050
China CITIC Bank Class H	712,000	257,994
China Coal Energy Co. Class H	534,000	331,215
China Communications Construction Co. Ltd. Class H	623,000	607,342
China Construction Bank Class H	5,073,000	2,583,960
China COSCO Holdings Co. Ltd. Class H	400,500	218,974
China Dongxiang Group Co.	267,000	89,518
China Everbright Ltd.	178,000	199,693
China High Speed Transmission Equipment Group Co. Ltd.	89,000	116,143
China Huiyuan Juice Group Ltd.	89,000	103,290
China Life Insurance Co. Ltd. Class H	1,068,000	3,002,282
China Mengniu Dairy Co. Ltd.	178,000	222,646
China Merchants Bank Co. Ltd. Class H	400,500	593,915
China Merchants Holdings (International) Co. Ltd.[b]	178,000	295,179
China Mobile Ltd.[b]	845,500	7,413,893
China National Building Material Co. Ltd. Class H	178,000	206,579
China Oilfield Services Ltd. Class H	356,000	253,404
China Overseas Land & Investment Ltd.[b]	740,800	987,746

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2009

Security	Shares	Value
China Petroleum & Chemical Corp. Class H	2,314,000	$1,208,488
China Railway Construction Corp. Class Ha	311,500	381,597
China Railway Group Ltd. Class Ha	534,000	296,097
China Resources Enterprise Ltd.	178,000	252,945
China Resources Land Ltd.[b]	356,000	387,909
China Resources Power Holdings Co. Ltd.	178,000	335,117
China Shenhua Energy Co. Ltd. Class H	489,500	972,069
China Shipping Container Lines Co. Ltd. Class H	445,000	62,547
China Shipping Development Co. Ltd. Class H	178,000	140,474
China Telecom Corp. Ltd. Class H	1,436,000	490,709
China Unicom (Hong Kong) Ltd.	739,900	670,737
China Yurun Food Group Ltd.	178,000	210,711
CITIC Pacific Ltd.	86,000	89,938
CNOOC Ltd.	2,225,000	1,951,025
CNPC Hong Kong Ltd.[b]	890,000	302,983
Country Garden Holdings Co.	534,000	102,601
Datang International Power Generation Co. Ltd. Class H	534,000	225,860
Denway Motors Ltd.	890,000	267,405
Dongfeng Motor Group Co. Ltd. Class H	534,000	198,316
Fosun International Ltd.	311,500	91,583
GOME Electrical Appliances Holdings Ltd.	1,080,000	155,979
Guangdong Investment Ltd.	534,000	224,483
Guangshen Railway Co. Ltd. Class H	178,000	52,792
Guangzhou R&F Properties Co. Ltd. Class Hb	178,000	135,424
Harbin Power Equipment Co. Ltd. Class H	178,000	104,667
Hengan International Group Co. Ltd.	178,000	647,281
Huaneng Power International Inc. Class H	356,000	235,500

Security	Shares	Value
Industrial and Commercial Bank of China Ltd. Class H	5,874,000	$2,408,712
Jiangsu Expressway Co. Ltd. Class H	356,000	238,254
Jiangxi Copper Co. Ltd. Class H	267,000	196,250
Lenovo Group Ltd.	534,000	99,158
Li Ning Co. Ltd.[b]	178,000	222,646
Maanshan Iron & Steel Co. Ltd. Class Hb	356,000	105,585
Parkson Retail Group Ltd.	44,500	36,266
PetroChina Co. Ltd. Class H	2,848,000	2,030,902
PICC Property & Casualty Co. Ltd. Class Ha	356,000	161,591
Ping An Insurance (Group) Co. of China Ltd. Class H	178,000	856,155
Shanghai Electric Group Corp. Class H	534,000	134,965
Shanghai Industrial Holdings Ltd.	89,000	204,284
Shimao Property Holdings Ltd.	267,000	138,752
Shui On Land Ltd.	445,000	102,716
Sinofert Holdings Ltd.	356,000	162,968
Sino-Ocean Land Holdings Ltd.	578,500	281,980
Soho China Ltd.	267,000	83,320
Tencent Holdings Ltd.	99,000	573,837
Tingyi (Cayman Islands) Holding Corp.	178,000	197,398
Yanzhou Coal Mining Co. Ltd. Class H	356,000	205,661
Zhejiang Expressway Co. Ltd. Class H	356,000	233,664
Zijin Mining Group Co. Ltd. Class H	534,000	287,145

		40,420,760

INDIA – 12.95%
Ambuja Cements Ltd. SP GDR[c,d]	302,908	376,424
Dr. Reddy’s Laboratories Ltd. ADR	104,575	838,691
HDFC Bank Ltd. ADR[b]	34,443	1,756,593
Hindalco Industries Ltd. GDR[d,e]	372,936	281,492
ICICI Bank Ltd. SP ADR	102,617	1,278,608
Infosys Technologies Ltd. SP ADR	101,371	2,453,178
Mahanagar Telephone Nigam Ltd. ADR	180,263	504,736
Reliance Industries Ltd. GDR[b,e]	70,577	3,440,629

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2009

Security	Shares	Value
Satyam Computer Services Ltd. ADR[b]	240,834	$313,084
Tata Communications Ltd. ADR	21,627	343,004
Wipro Ltd. ADR[b]	180,136	1,024,974

		12,611,413

RUSSIA – 12.57%
Comstar United Telesystems GDR	37,380	100,926
JSC MMC Norilsk Nickel ADR	109,072	512,638
LUKOIL SP ADR	69,776	2,235,623
Mechel OAO ADR[b]	29,726	104,041
Mobile TeleSystems SP ADR	26,700	632,523
Novolipetsk Steel GDR[c]	11,570	114,080
OAO Gazprom SP ADR	343,162	4,457,674
OAO NOVATEK SP GDR[c]	10,591	248,888
OAO Rosneft Oil Co. GDR	180,492	635,332
OAO Tatneft SP ADR[c]	9,701	345,356
OAO TMK GDR[c]	13,261	49,729
Pharmstandard GDR[a,c]	12,282	80,079
PIK Group GDR[a,c]	13,884	7,220
Polyus Gold SP ADR	19,580	365,167
Rostelecom SP ADR	8,900	428,268
Sberbank GDR[b,c]	8,277	504,586
Severstal GDR[c]	29,459	106,936
Sistema JSFC SP GDR[c]	15,575	52,176
Surgutneftegaz SP ADR	95,230	544,716
Uralkali SP GDR[c]	24,742	158,349
Vimpel-Communications SP ADR	68,886	360,963
VTB Bank OJSC GDR[c]	88,021	94,182
Wimm-Bill-Dann Foods OJSC ADR[a]	3,382	100,209

		12,239,661

TOTAL COMMON STOCKS (Cost: $172,185,013)		78,333,290

PREFERRED STOCKS – 19.17%

BRAZIL – 19.17%
AES Tiete SA	8,900	66,058
Aracruz Celulose SA Class B	44,500	32,000
Banco Bradesco SA	213,607	1,859,405
Banco do Estado do Rio Grande do Sul SA	8,900	21,146
Banco Itau Holding Financeira SA	178,000	1,661,732

Security	Shares	Value
Bradespar SA	35,600	$335,341
Brasil Telecom Participacoes SA	29,221	184,321
Brasil Telecom SA	13,353	65,642
Braskem SA Class A	26,700	60,406
Centrais Eletricas Brasileiras SA Class B	26,700	272,278
Companhia de Bebidas das Americas	26,700	1,076,645
Companhia de Transmissao de Energia Eletrica Paulista	8,900	169,542
Companhia Energetica de Minas Gerais	35,923	502,287
Companhia Energetica de Sao Paulo Class B	26,700	153,149
Companhia Paranaense de Energia Class B	17,800	166,922
Companhia Vale do Rio Doce Class A	284,800	3,213,282
Duratex SA	8,900	57,225
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	8,900	109,622
Fertilizantes Fosfatados SA	17,820	107,909
Gerdau SA	97,900	521,200
Itausa - Investimentos Itau SA	294,851	876,618
Klabin SA	53,400	69,164
Lojas Americanas SA	53,400	126,875
Metalurgica Gerdau SA	42,400	297,584
Net Servicos de Comunicacao SAa	26,700	170,103
Petroleo Brasileiro SA	436,900	4,850,362
Sadia SA	62,300	74,928
Tam SA	8,900	60,444
Tele Norte Leste Participacoes SA	35,600	443,877
Telemar Norte Leste SA Class A	8,900	174,669
TIM Participacoes SA	80,100	113,177
Usinas Siderurgicas de Minas Gerais SA Class A	37,750	411,630
Vivo Participacoes SA	19,800	322,229
Votorantim Celulose e Papel SAa	8,900	43,040

		18,670,812

TOTAL PREFERRED STOCKS (Cost: $39,657,148)		18,670,812

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2009

Security	Shares	Value
RIGHTS – 0.00%

BRAZIL – 0.00%
Net Servicos de Comunicacao SA Preferred[a]	340	$199
Vivo Participacoes SA Preferred[a]	319	597

		796

TOTAL RIGHTS (Cost: $0)		796

SHORT-TERM INVESTMENTS – 12.61%

MONEY MARKET FUNDS – 12.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[f,g,h]	10,353,870	10,353,870
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[f,g,h]	1,730,864	1,730,864
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[f,g]	193,495	193,495

		12,278,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,278,229)		12,278,229

TOTAL INVESTMENTS IN SECURITIES – 112.21% (Cost: $224,120,390)		109,283,127

Other Assets, Less Liabilities – (12.21)%		(11,889,572)

NET ASSETS – 100.00%		$97,393,555

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs. See Note 1.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.68%

ADVERTISING – 0.26%
Groupe Aeroplan Inc.	314,755	$2,316,910

		2,316,910

AEROSPACE & DEFENSE – 0.23%
CAE Inc.	394,485	2,058,156

		2,058,156

AIRLINES – 0.01%
Jazz Air Income Fund[a]	20,078	66,935

		66,935

APPAREL – 0.14%
Gildan Activewear Inc.[b]	174,930	1,304,203

		1,304,203

AUTO PARTS & EQUIPMENT – 0.48%
Magna International Inc. Class A	167,195	4,300,938

		4,300,938

BANKS – 18.85%
Bank of Montreal	841,925	18,771,374
Bank of Nova Scotia	1,547,595	35,017,104
Canadian Imperial Bank of Commerce	596,785	20,294,970
National Bank of Canada	249,900	7,460,466
Royal Bank of Canada	2,090,830	50,950,438
Toronto-Dominion Bank (The)	1,266,160	37,310,732

		169,805,084

CHEMICALS – 5.48%
Agrium Inc.	246,330	8,575,006
Methanex Corp.	146,965	1,082,967
Potash Corp. of Saskatchewan Inc.	471,835	39,707,248

		49,365,221

COMMERCIAL SERVICES – 0.26%
Ritchie Bros. Auctioneers Inc.	155,295	2,370,701

		2,370,701

COMPUTERS – 3.89%
CGI Group Inc.[b]	427,111	3,130,498
Research In Motion Ltd.[b]	796,110	31,898,359

		35,028,857

DIVERSIFIED FINANCIAL SERVICES – 1.06%
CI Financial Corp.	254,065	2,619,041
IGM Financial Inc.	186,830	4,116,930

Security	Shares	Value
TMX Group Inc.	116,620	$2,841,857

		9,577,828

ELECTRIC – 1.13%
Fortis Inc.	264,775	5,010,244
TransAlta Corp.	311,164	5,167,061

		10,177,305

ENGINEERING & CONSTRUCTION – 0.60%
SNC-Lavalin Group Inc.	238,000	5,447,074

		5,447,074

FOOD – 2.03%
Empire Co. Ltd. Class A	41,055	1,631,069
George Weston Ltd.	81,515	3,886,072
Loblaw Companies Ltd.	173,740	4,266,650
Metro Inc. Class A	155,894	4,693,345
Saputo Inc.	226,100	3,816,891

		18,294,027

FOREST PRODUCTS & PAPER – 0.18%
Sino-Forest Corp.[b]	238,595	1,598,343

		1,598,343

GAS – 0.46%
Canadian Utilities Ltd. Class A	126,147	4,105,979

		4,105,979

HAND & MACHINE TOOLS – 0.27%
Finning International Inc.	272,517	2,422,660

		2,422,660

HEALTH CARE - SERVICES – 0.13%
MDS Inc.[b]	182,665	1,209,273

		1,209,273

HOLDING COMPANIES - DIVERSIFIED – 1.42%
Brookfield Asset Management Inc. Class A	767,550	10,198,915
Onex Corp.	151,725	1,895,292
Sherritt International Corp.	442,680	711,721

		12,805,928

INSURANCE – 7.53%
Fairfax Financial Holdings Ltd.	26,180	6,372,664
Great-West Lifeco Inc.	446,845	5,617,037
Industrial Alliance Insurance and Financial Services Inc.	124,355	1,653,362
ING Canada Inc.	126,735	3,265,135

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2009

Security	Shares	Value
Manulife Financial Corp.	2,332,995	$23,718,828
Power Corp. of Canada	540,260	7,745,068
Power Financial Corp.	389,725	5,768,243
Sun Life Financial Inc.	875,840	13,743,133

		67,883,470

IRON & STEEL – 0.11%
Gerdau Ameristeel Corp.	245,372	995,914

		995,914

MANUFACTURING – 0.59%
Bombardier Inc. Class B	2,262,785	5,278,672

		5,278,672

MEDIA – 4.26%
Astral Media Inc. Class A	77,945	1,526,527
Rogers Communications Inc. Class B	776,475	18,309,597
Shaw Communications Inc. Class B	538,475	7,978,350
Thomson Reuters Corp.	354,025	8,800,054
Yellow Pages Income Fund	392,700	1,779,584

		38,394,112

MINING – 15.72%
Agnico-Eagle Mines Ltd.	224,315	11,305,469
Barrick Gold Corp.	1,363,145	41,307,424
Cameco Corp.	558,705	8,229,654
Eldorado Gold Corp.[b]	567,630	4,800,150
First Quantum Minerals Ltd.	106,505	2,818,645
Goldcorp Inc.	1,140,020	33,207,345
Iamgold Corp.	458,745	3,723,902
Inmet Mining Corp.	70,137	1,594,161
Ivanhoe Mines Ltd.[b]	394,635	1,757,251
Kinross Gold Corp.	1,032,920	16,378,887
Pan American Silver Corp.[b]	123,760	1,810,289
Silver Wheaton Corp.[b]	438,227	2,997,841
Teck Cominco Ltd. Class B	740,180	2,607,562
Yamana Gold Inc.	1,041,254	9,125,385

		141,663,965

OIL & GAS – 22.18%
Addax Petroleum Corp.	133,280	2,541,968
ARC Energy Trust	173,740	1,910,134
Canadian Natural Resources Ltd.	845,495	27,253,612
Canadian Oil Sands Trust	372,470	5,870,985

Security	Shares	Value
Crescent Point Energy Trust	94,010	$1,745,577
EnCana Corp.	1,172,150	46,374,221
Enerplus Resources Fund	259,420	4,408,003
Ensign Resource Service Group	201,705	1,605,564
Harvest Energy Trust	231,038	1,148,954
Husky Energy Inc.	399,245	8,558,509
Imperial Oil Ltd.	477,190	14,945,447
Nexen Inc.	736,015	10,081,523
Niko Resources Ltd.	68,425	2,586,868
Penn West Energy Trust	604,355	5,339,338
Petro-Canada	758,625	16,788,580
Precision Drilling Trust	114,979	334,376
Progress Energy Resources Corp.[b]	218,917	1,551,061
Provident Energy Trust	409,155	1,206,005
Suncor Energy Inc.	1,467,255	30,597,444
Talisman Energy Inc.	1,594,600	15,017,906

		199,866,075

OIL & GAS SERVICES – 0.12%
Trican Well Service Ltd.	198,830	1,089,072

		1,089,072

PHARMACEUTICALS – 0.26%
Biovail Corp.	222,530	2,371,128

		2,371,128

PIPELINES – 4.43%
Enbridge Inc.	552,160	16,579,813
TransCanada Corp.	958,545	23,343,217

		39,923,030

REAL ESTATE – 0.19%
Brookfield Properties Corp.	334,985	1,694,923

		1,694,923

REAL ESTATE INVESTMENT TRUSTS – 0.19%
RioCan Real Estate Investment Trust	168,385	1,684,049

		1,684,049

RETAIL – 1.87%
Alimentation Couche-Tard Inc. Class B	203,490	2,100,894
Canadian Tire Corp. Ltd. Class A	122,570	3,776,066
Shoppers Drug Mart Corp.	321,300	10,956,891

		16,833,851

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2009

Security	Shares	Value
TELECOMMUNICATIONS – 1.91%
BCE Inc.	412,335	$8,068,943
Manitoba Telecom Services Inc.	33,320	926,978
TELUS Corp.	98,158	2,624,045
TELUS Corp. NVS	222,530	5,580,569

		17,200,535

TRANSPORTATION – 3.44%
Canadian National Railway Co.	731,255	23,548,157
Canadian Pacific Railway Ltd.	261,205	7,410,947

		30,959,104

TOTAL COMMON STOCKS (Cost: $1,855,216,222)		898,093,322

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	223,008	223,008

		223,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $223,008)		223,008

TOTAL INVESTMENTS IN SECURITIES – 99.71%
(Cost: $1,855,439,230)		898,316,330

Other Assets, Less Liabilities – 0.29%		2,628,019

NET ASSETS – 100.00%		$900,944,349

NVS – Non-Voting Shares

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 91.09%

AIRLINES – 4.27%
LAN Airlines SA	762,817	$6,391,536

		6,391,536

BANKS – 8.27%
Banco de Credito e Inversiones	173,146	3,486,161
Banco Santander Chile SA	209,658,823	7,070,708
CorpBanca SA	436,063,478	1,829,125

		12,385,994

BEVERAGES – 5.87%
Coca-Cola Embonor SA Class B	43,829	34,564
Compania Cervecerias Unidas SA	951,776	5,174,244
Vina Concha y Toro SA	2,195,353	3,585,829

		8,794,637

BUILDING MATERIALS – 0.41%
SalfaCorp SA	703,885	620,033

		620,033

COMPUTERS – 1.22%
Sonda SA	1,562,042	1,831,992

		1,831,992

ELECTRIC – 30.19%
Almendral SA	31,393,783	2,318,189
Colbun SAa	37,550,615	7,117,606
Empresa Nacional de Electricidad SA	15,446,820	18,724,862
Enersis SA	59,203,171	17,042,765

		45,203,422

ENGINEERING & CONSTRUCTION – 0.18%
Socovesa SA	1,422,090	274,397

		274,397

FOOD – 4.69%
Centros Comerciales Sudamericanos SA	4,092,776	7,020,210

		7,020,210

FOREST PRODUCTS & PAPER – 6.96%
Empresas CMPC SA	479,913	8,830,882
Masisa SA	18,313,619	1,594,760

		10,425,642

HEALTH CARE - SERVICES – 0.35%
Banmedica SA	675,420	521,297

		521,297

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 11.45%
Empresas Copec SA	2,028,026	$16,352,151
Sigdo Koppers SA	1,130,376	796,384

		17,148,535

IRON & STEEL – 3.70%
CAP SA	406,011	5,543,549

		5,543,549

METAL FABRICATE & HARDWARE – 0.84%
Madeco SAa	17,245,267	1,251,729

		1,251,729

REAL ESTATE – 0.41%
Parque Arauco SA	1,165,169	606,044

		606,044

RETAIL – 5.68%
Farmacias Ahumada SA	102,527	137,620
La Polar SA	1,233,175	2,576,012
SACI Falabella SAa	1,910,150	5,790,383

		8,504,015

TELECOMMUNICATIONS – 3.31%
Empresa Nacional de Telecomunicaciones SA	454,919	4,948,465

		4,948,465

TRANSPORTATION – 1.07%
Compania SudAmericana de Vapores SA	2,324,365	1,598,976

		1,598,976

WATER – 2.22%
Inversiones Aguas Metropolitanas SAa	3,752,231	3,323,746

		3,323,746

TOTAL COMMON STOCKS (Cost: $174,275,994)		136,394,219

PREFERRED STOCKS – 8.82%

CHEMICALS – 8.82%
Sociedad Quimica y Minera de Chile SA Class B	461,428	13,206,441

		13,206,441

TOTAL PREFERRED STOCKS (Cost: $11,532,806)		13,206,441

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[b,c]	84,356	$84,356

		84,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,356)		84,356

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $185,893,156)		149,685,016

Other Assets, Less Liabilities – 0.03%		42,016

NET ASSETS – 100.00%		$149,727,032

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.77%

AEROSPACE & DEFENSE – 3.07%
Elbit Systems Ltd.	57,293	$2,545,557

		2,545,557

AIRLINES – 0.13%
El Al Israel Airlines Ltd.[a]	477,159	106,923

		106,923

BANKS – 13.19%
Bank Hapoalim Ltd.[a]	2,268,763	4,055,076
Bank Leumi le-Israel[b]	2,297,484	4,089,785
First International Bank of Israel Ltd.[a]	56,560	311,054
Israel Discount Bank Ltd. Class Ab	1,359,927	915,190
Mizrahi Tefahot Bank Ltd.	344,394	1,545,113
Union Bank of Israel[a]	15,654	26,899

		10,943,117

CHEMICALS – 14.82%
Frutarom Industries Ltd.	93,439	594,784
Israel Chemicals Ltd.	1,194,076	9,360,671
Makhteshim-Agan Industries Ltd.[b]	692,858	2,339,720

		12,295,175

COMMERCIAL SERVICES – 0.31%
AL-ROV Israel Ltd.	13,378	49,662
Nitsba Holdings 1995 Ltd.[a]	34,159	204,997

		254,659

DIVERSIFIED FINANCIAL SERVICES – 0.30%
FIBI Holdings Ltd.[a]	27,520	178,497
Mivtach Shamir Holdings Ltd.[a]	4,680	67,551

		246,048

ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
Electra (Israel) Ltd.	2,895	193,079

		193,079

ELECTRONICS – 0.76%
Elron Electronic Industries Ltd.[a]	23,108	47,372
Ituran Location and Control Ltd.	36,095	234,257
Orbotech Ltd.[a]	85,914	352,247

		633,876

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.40%
Housing & Construction Holdings Ltd.[a]	444,246	$332,183

		332,183

FOOD – 0.90%
Blue Square-Israel Ltd.	23,373	148,724
Super-Sol Ltd.	193,821	595,610

		744,334

FOREST PRODUCTS & PAPER – 0.09%
Hadera Paper Ltd.[a]	2,427	77,157

		77,157

HEALTH CARE - PRODUCTS – 0.78%
Given Imaging Ltd.	40,916	320,781
Syneron Medical Ltd.[a]	63,097	329,366

		650,147

HOLDING COMPANIES - DIVERSIFIED – 0.48%
Clal Industries and Investments Ltd.	121,312	263,119
Elco Holdings Ltd.	22,259	110,065
Granite Hacarmel Investments Ltd.[a]	15,170	24,615

		397,799

HOME BUILDERS – 0.50%
Bayside Land Corp. Ltd.	1,380	215,365
Property & Building Corp. Ltd.	4,945	197,046

		412,411

INSURANCE – 1.27%
Clal Insurance Enterprise Holdings Ltd.[b]	32,565	181,449
Harel Insurance Investments & Finances Ltd.[b]	21,706	473,827
Menorah Mivtachim Holdings Ltd. Class La	52,009	270,595
Phoenix Holdings Ltd.[a]	160,663	130,250

		1,056,121

INTERNET – 11.58%
Aladdin Knowledge Systems Ltd.[a]	26,524	277,441
Check Point Software Technologies Ltd.[a]	402,670	8,846,660
RADVision Ltd.[a]	45,536	258,189
Radware Ltd.[a]	37,895	227,749

		9,610,039

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
INVESTMENT COMPANIES – 5.18%
Delek Group Ltd. (The)[b]	11,395	$782,242
Discount Investment Corp. Ltd.	54,380	478,766
Elbit Imaging Ltd.	28,821	343,422
IDB Development Corp. Ltd.[b]	30,634	301,035
IDB Holding Corp. Ltd.	20,464	247,939
Israel Corp. Ltd. (The)	5,406	1,563,460
Koor Industries Ltd.[a]	51,357	580,612

		4,297,476

MACHINERY – 1.53%
Ormat Industries Ltd.	194,923	1,269,459

		1,269,459

MANUFACTURING – 0.24%
FMS Enterprises Migun Ltd.	8,778	146,265
Plasson Industries Ltd.	4,346	55,496

		201,761

MEDIA – 0.59%
Hot Telecommunication System Ltd.[a]	74,003	484,988

		484,988

OIL & GAS – 0.97%
Delek Drilling LP	300,510	239,202
Oil Refineries Ltd.[b]	2,198,684	564,812

		804,014

PHARMACEUTICALS – 23.99%
Teva Pharmaceutical Industries Ltd.	435,395	19,911,933

		19,911,933

REAL ESTATE – 2.33%
Africa Israel Investments Ltd.[b]	34,516	267,250
Africa Israel Properties Ltd.[a]	12,783	122,255
Alony Hetz Properties & Investments Ltd.	180,678	183,912
Amot Investments Ltd.	54,643	67,826
Azorim-Investment Development & Construction Co. Ltd.	44,080	97,765
British Israel Investments Ltd.	57,505	67,453
Electra Real Estate Ltd.	2,518	13,708
Gazit Globe Ltd.[b]	152,140	568,809
Gazit Inc.	16,984	118,476
Industrial Buildings Corp. Ltd.	203,147	222,365
Jerusalem Economy Ltd.[a]	37,683	141,341

Security	Shares	Value
Melisron Ltd.	5,459	$64,495

		1,935,655

RETAIL – 0.40%
Delek Automotive Systems Ltd.	71,603	334,543

		334,543

SEMICONDUCTORS – 0.22%
Mellanox Technologies Ltd.[a]	21,571	183,357

		183,357

SOFTWARE – 0.45%
Fundtech Ltd.[a]	15,251	93,336
Retalix Ltd.[a]	38,763	281,901

		375,237

TELECOMMUNICATION EQUIPMENT – 0.11%
AudioCodes Ltd.[a]	80,879	90,585

		90,585

TELECOMMUNICATIONS – 14.95%
Alvarion Ltd.[a]	111,088	343,262
Bezeq Israeli Telecommunication Corp. Ltd.	2,537,889	3,923,940
Cellcom Israel Ltd.	89,359	1,787,180
Ceragon Networks Ltd.[a]	67,905	316,437
Gilat Satellite Networks Ltd.[a]	83,088	259,235
NICE Systems Ltd.[a]	140,344	2,860,163
Partner Communications Co. Ltd.	186,348	2,750,856
RRSat Global Communications Network Ltd.	14,893	163,823

		12,404,896

TOTAL COMMON STOCKS (Cost: $154,513,965)		82,792,529

SHORT-TERM INVESTMENTS – 8.36%

MONEY MARKET FUNDS – 8.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	5,937,004	5,937,004
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	992,493	992,493

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	10,801	$10,801

		6,940,298

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,940,298)		6,940,298

TOTAL INVESTMENTS IN SECURITIES – 108.13% (Cost: $161,454,263)		89,732,827

Other Assets, Less Liabilities – (8.13)%		(6,745,666)

NET ASSETS – 100.00%		$82,987,161

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

BANKS – 0.74%
Banco Compartamos SA de CV	1,380,000	$2,455,993

		2,455,993

BEVERAGES – 9.91%
Coca-Cola FEMSA SAB de CV SP ADR	137,941	4,298,242
Fomento Economico Mexicano SAB de CV BD Units	8,318,408	19,409,977
Grupo Modelo SAB de CV Series C	3,463,856	9,010,392

		32,718,611

BUILDING MATERIALS – 4.11%
Cemex SAB de CV Series CPO[a]	24,881,440	13,561,660

		13,561,660

CHEMICALS – 0.65%
Mexichem SAB de CV	3,132,600	2,154,018

		2,154,018

DIVERSIFIED FINANCIAL SERVICES – 5.30%
Bolsa Mexicana de Valores SAB de CVa	1,228,200	785,890
Financiera Independencia SAB de CVb	360,642	123,154
Grupo Financiero Banorte SAB de CV Series O	7,714,200	8,230,240
Grupo Financiero Inbursa SAB de CV Series O	4,333,200	8,364,047

		17,503,331

ENGINEERING & CONSTRUCTION – 5.33%
Carso Infraestructura y Construccion SAB de CV Series B1[a]	4,664,400	2,038,200
Empresas ICA SAB de CVa	2,497,874	3,718,368
Grupo Aeroportuario del Centro Norte SAB de CV	907,500	856,283
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,105,000	5,320,098
Grupo Aeroportuario del Sureste SA de CV Series B ADR	183,126	5,297,835
Promotora y Operadora de Infraestructura SAB de CVa,b	345,000	355,954

		17,586,738

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.00%
Promotora Ambiental SAB de CVa	27,600	$13,909

		13,909

FOOD – 2.85%
Alsea SAB de CVa	2,028,645	570,345
Gruma SAB de CV Series Ba	1,200,669	390,108
Grupo Bimbo SAB de CV Series Ab	2,956,500	8,435,577

		9,396,030

FOREST PRODUCTS & PAPER – 3.51%
Kimberly-Clark de Mexico SAB de CV Series Ab	3,698,400	11,575,011

		11,575,011

HOLDING COMPANIES - DIVERSIFIED – 3.93%
Alfa SAB de CV Series A	1,904,400	2,630,347
Grupo Carso SA de CV Series A1	5,326,830	10,324,361

		12,954,708

HOME BUILDERS – 2.69%
Consorcio ARA SAB de CVb	4,940,400	1,228,454
Corporacion Geo SAB de CV Series Ba	2,277,460	2,094,560
Desarrolladora Homex SAB de CVa	1,297,230	2,737,050
Sare Holding SAB de CV Series Ba,b	361,900	42,954
Urbi Desarrollos Urbanos SA de CVa	3,256,800	2,768,501

		8,871,519

HOUSEWARES – 0.02%
Vitro SAB de CV Series A	248,400	69,507

		69,507

IRON & STEEL – 0.26%
Cia Minera Autlan SAB de CV	252,200	369,910
Grupo Simec SAB de CV Series Ba	331,200	487,319

		857,229

MACHINERY – 0.29%
Industrias CH SAB de CV Series Ba,b	441,600	953,408

		953,408

MEDIA – 6.28%
Grupo Televisa SA Series CPO	6,996,699	17,309,478

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
Megacable Holdings SAB de CVa,b	1,490,400	$1,680,031
TV Azteca SAB de CV Series CPO	5,431,500	1,725,126

		20,714,635

MINING – 4.67%
Grupo Mexico SA de CV Series B	18,959,098	10,874,250
Industrias Penoles SAB de CVb	510,600	4,544,941

		15,419,191

PHARMACEUTICALS – 0.03%
Genomma Lab Internacional SAB de CV Series Ba	187,400	99,409

		99,409

RETAIL – 8.22%
Grupo Elektra SA de CVb	358,830	7,222,212
Grupo Famsa SAB de CV Series Aa,b	1,476,600	535,569
Wal-Mart de Mexico SAB de CV Series Vb	10,281,000	19,353,802

		27,111,583

TELECOMMUNICATIONS – 41.09%
America Movil SAB de CV Series L	63,411,040	81,990,782
Axtel SAB de CV Series CPO[a,b]	5,823,600	2,108,384
Carso Global Telecom SAB de CV Series A1[a,b]	5,037,031	13,373,166
Grupo Iusacell SA de CVa	280,800	313,735
Maxcom Telecomunicaciones SAB de CVa,b	502,200	215,783
Telefonos de Mexico SAB de CV Series L	31,726,200	22,215,061
Telmex Internacional SAB de CV Series L	39,909,600	15,375,139

		135,592,050

TOTAL COMMON STOCKS
(Cost: $776,615,742)		329,608,540

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.47%

MONEY MARKET FUNDS – 4.47%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	12,482,063	$12,482,063
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	2,086,635	2,086,635
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	190,819	190,819

		14,759,517

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,759,517)		14,759,517

TOTAL INVESTMENTS IN SECURITIES – 104.35%
(Cost: $791,375,259)		344,368,057

Other Assets, Less Liabilities – (4.35)%		(14,368,280)

NET ASSETS – 100.00%		$329,999,777

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.94%

BANKS – 12.63%
Absa Group Ltd.	600,450	$5,320,329
FirstRand Ltd.	5,525,175	6,628,340
Nedbank Group Ltd.	413,550	3,098,177
Standard Bank Group Ltd.	2,242,950	14,514,585

		29,561,431

BUILDING MATERIALS – 1.23%
Pretoria Portland Cement Co. Ltd.	973,500	2,878,486

		2,878,486

DIVERSIFIED FINANCIAL SERVICES – 3.03%
African Bank Investments Ltd.	1,496,325	3,135,810
Investec Ltd.	410,550	1,234,368
RMB Holdings Ltd.	1,417,800	2,717,173

		7,087,351

ELECTRONICS – 0.55%
Reunert Ltd.	345,000	1,279,088

		1,279,088

ENGINEERING & CONSTRUCTION – 1.76%
Aveng Ltd.	767,025	1,966,339
Murray & Roberts Holdings Ltd.	583,725	2,153,701

		4,120,040

FOOD – 3.55%
Shoprite Holdings Ltd.	853,725	4,239,514
Tiger Brands Ltd.	322,575	4,062,496

		8,302,010

FOREST PRODUCTS & PAPER – 0.75%
Sappi Ltd.	930,000	1,759,172

		1,759,172

HEALTH CARE - PRODUCTS – 0.90%
Aspen Pharmacare Holdings Ltd.[a]	509,100	2,103,405

		2,103,405

HEALTH CARE - SERVICES – 0.80%
Netcare Ltd.[a]	2,178,900	1,865,552

		1,865,552

HOLDING COMPANIES - DIVERSIFIED – 5.34%
Barloworld Ltd.[b]	408,675	1,228,324
Bidvest Group Ltd.	521,100	4,305,968
Imperial Holdings Ltd.	324,000	1,428,961
Remgro Ltd.	836,850	5,523,735

		12,486,988

Security	Shares	Value
HOME FURNISHINGS – 1.01%
Steinhoff International Holdings Ltd.[b]	2,110,200	$2,357,155

		2,357,155

INSURANCE – 3.26%
Liberty Holdings Ltd.	224,550	1,430,529
Sanlam Ltd.	4,079,700	6,206,164

		7,636,693

IRON & STEEL – 2.31%
ArcelorMittal South Africa Ltd.	393,525	2,897,225
Kumba Iron Ore Ltd.	155,925	2,499,271

		5,396,496

MEDIA – 4.92%
Naspers Ltd. Class N	750,975	11,513,779

		11,513,779

MINING – 25.50%
African Rainbow Minerals Ltd.	227,400	2,558,236
Anglo Platinum Ltd.	139,875	5,373,445
AngloGold Ashanti Ltd.[b]	549,675	16,280,383
Exxaro Resources Ltd.	242,475	1,629,455
Gold Fields Ltd.	1,215,900	12,649,863
Harmony Gold Mining Co. Ltd.[a]	672,750	8,221,421
Impala Platinum Holdings Ltd.	1,052,250	12,423,349
Northam Platinum Ltd.	243,975	530,238

		59,666,390

OIL & GAS – 12.62%
Sasol Ltd.	1,176,600	29,518,961

		29,518,961

REAL ESTATE – 1.58%
Growthpoint Properties Ltd.	2,763,750	3,700,775

		3,700,775

RETAIL – 4.46%
Foschini Ltd.	423,000	1,746,831
Massmart Holdings Ltd.	393,300	2,834,877
Pick’n Pay Stores Ltd.	452,700	1,397,153
Truworths International Ltd.	840,975	2,607,194
Woolworths Holdings Ltd.	1,568,325	1,858,038

		10,444,093

TELECOMMUNICATIONS – 13.74%
MTN Group Ltd.	3,106,875	26,600,752

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2009

Security	Shares	Value
Telkom South Africa Ltd.	561,750	$5,540,602

		32,141,354

TOTAL COMMON STOCKS
(Cost: $475,625,236)		233,819,219

SHORT-TERM INVESTMENTS – 0.68%

MONEY MARKET FUNDS – 0.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	1,352,029	1,352,029
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	226,020	226,020
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	8,733	8,733

		1,586,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,586,782)		1,586,782

TOTAL INVESTMENTS IN SECURITIES – 100.62% (Cost: $477,212,018)		235,406,001

Other Assets, Less Liabilities – (0.62)%		(1,443,724)

NET ASSETS – 100.00%		$233,962,277

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.94%

AEROSPACE & DEFENSE – 0.18%
Aselsan Elektronik Sanayi ve Ticaret ASa	70,163	$116,289

		116,289

AIRLINES – 1.02%
Turk Hava Yollari Anonim Ortakligi[a,b]	199,437	656,409

		656,409

AUTO MANUFACTURERS – 1.27%
Ford Otomotiv Sanayi AS	198,575	487,845
Otokar Otobus Karoseri Sanayi ASa	20,837	97,973
Tofas Turk Otomobil Fabrikasi ASa	325,595	235,377

		821,195

BANKS – 36.53%
Akbank TAS[a]	2,332,337	5,373,511
Albaraka Turk Katilim Bankasi AS	266,151	301,902
Alternatifbank ASb	228,934	87,459
Asya Katilim Bankasi ASa,b	1,078,250	633,724
Sekerbank TAS[a]	353,952	183,066
Tekstil Bankasi ASb	276,496	65,003
Turk Ekonomi Bankasi ASa,b	570,141	191,002
Turkiye Garanti Bankasi ASa,b	5,447,836	6,627,888
Turkiye Halk Bankasi AS	829,317	1,744,956
Turkiye Is Bankasi AS	2,482,368	4,785,428
Turkiye Vakiflar Bankasi TAO	2,126,125	1,349,564
Yapi ve Kredi Bankasi ASa,b	2,309,336	2,239,504

		23,583,007

BEVERAGES – 5.79%
Anadolu Efes Biracilik ve Malt Sanayii ASa	495,836	3,147,332
Coca-Cola Icecek AS	141,675	587,034

		3,734,366

BUILDING MATERIALS – 1.63%
Adana Cimento Sanayi TAS Class A	120,498	220,961
Akcansa Cimento Sanayi ve Ticaret ASa	129,455	155,214
Bolu Cimento Sanayii AS	232,637	162,707
Cimsa Cimento Sanayi ve Ticaret ASa	142,848	246,833
Mardin Cimento Sanayii ve Ticaret AS	141,957	266,985

		1,052,700

Security	Shares	Value
CHEMICALS – 1.50%
Aksa Akrilik Kimya Sanayii ASb	169,743	$162,615
Bagfas Bandirma Gubre Fabrik	4,000	146,934
Gubre Fabrikalari TAS	44,321	135,456
Petkim Petrokimya Holding ASa,b	222,772	523,723

		968,728

COMMERCIAL SERVICES – 0.48%
Ihlas Holding ASa,b	934,029	115,282
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	239,802	195,906

		311,188

DISTRIBUTION & WHOLESALE – 0.33%
Aygaz ASa,b	181,372	211,065

		211,065

DIVERSIFIED FINANCIAL SERVICES – 0.55%
Finans Finansal Kiralama ASa,b	133,871	91,269
Turkiye Sinai Kalkinma Bankasi ASa,b	673,381	265,165

		356,434

ELECTRIC – 0.60%
Akenerji Elektrik Uretim ASa,b	67,614	250,356
Zorlu Enerji Elektrik Uretim ASb	118,649	136,679

		387,035

ENGINEERING & CONSTRUCTION – 4.70%
Enka Insaat ve Sanayi AS	639,443	2,330,099
TAV Havalimanlari Holding ASa,b	292,699	474,800
TAV Havalimanlari Holding AS New[a,b]	147,352	232,098

		3,036,997

ENTERTAINMENT – 0.23%
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,159	151,001

		151,001

FOOD – 3.64%
BIM Birlesik Magazalar AS	103,191	2,031,737
Tat Konserve Sanayii ASa,b	196,653	114,424
Ulker Biskuvi Sanayi ASa	212,697	206,265

		2,352,426

HOLDING COMPANIES - DIVERSIFIED – 6.97%
Alarko Holding ASa	322,977	318,905
Dogan Sirketler Grubu Holdings ASa,b	2,404,858	720,843
Haci Omer Sabanci Holding AS	1,123,420	1,624,269

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
KOC Holding ASb	777,738	$969,059
Tekfen Holding ASa	324,559	499,776
Yazicilar Holding ASa	125,498	365,847

		4,498,699

HOME FURNISHINGS – 0.72%
Arcelik AS	216,132	221,029
Vestel Beyaz Esya Sanayi ve Ticaret ASa	181,376	116,195
Vestel Elektronik Sanayi ve Ticaret ASb	264,821	124,516

		461,740

HOUSEWARES – 0.79%
Anadolu Cam Sanayii ASa,b	210,059	119,755
Turk Sise ve Cam Fabrikalari ASb	696,615	388,953

		508,708

INSURANCE – 1.75%
Aksigorta AS	308,749	430,066
Anadolu Anonim Turk Sigorta Sirketi	471,834	252,355
Anadolu Hayat Emeklilik ASa	86,855	63,299
Gunes Sigorta AS	258,750	153,597
Yapi Kredi Sigorta ASa	75,948	227,650

		1,126,967

IRON & STEEL – 5.59%
Componenta Dokumculuk Ticaret Ve Sanayi AS	58,851	149,423
Eregli Demir ve Celik Fabrikalari TAS[a]	1,446,149	2,923,832
Izmir Demir Celik Sanayi AS	77,236	68,545
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Ab	377,727	170,942
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	1,009,273	296,592

		3,609,334

MACHINERY – 0.16%
Turk Traktor ve Ziraat Makineleri AS	46,388	100,331

		100,331

MEDIA – 0.58%
Dogan Gazetecilik ASa,b	105,498	71,926
Dogan Yayin Holding ASa,b	551,641	145,898

Security	Shares	Value
Hurriyet Gazetecilik ve Matbaacilik ASa,b	574,392	$155,291

		373,115

MISCELLANEOUS - MANUFACTURING – 0.29%
Trakya Cam Sanayii ASa,b	393,593	187,376

		187,376

OIL & GAS – 4.38%
Tupras-Turkiye Petrol Rafinerileri AS	310,222	2,826,084

		2,826,084

PHARMACEUTICALS – 1.11%
Deva Holding ASb	40,804	130,701
EIS Eczacibasi Ilac ve Sinai	470,062	223,780
Selcuk Ecza Deposu Ticaret ve Sanayi ASa	365,923	363,460

		717,941

REAL ESTATE INVESTMENTTRUSTS – 0.64%
Is Gayrimenkul Yatirim Ortakligi ASa	523,049	285,895
Sinpas Gayrimenkul Yatirim Ortakligi ASb	154,950	125,676

		411,571

RETAIL – 0.44%
Dogus Otomotiv Servis ve Ticaret ASa	106,378	105,662
Turcas Petrolculuk ASa	124,667	180,247

		285,909

TELECOMMUNICATIONS – 18.07%
Turk Telekomunikasyon ASa,b	1,420,258	3,255,462
Turkcell Iletisim Hizmetleri ASa	1,693,182	8,408,938

		11,664,400

TOTAL COMMON STOCKS
(Cost: $143,245,336)		64,511,015

SHORT-TERM INVESTMENTS – 30.89%

MONEY MARKET FUNDS – 30.89%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	17,084,778	17,084,778

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2009

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	2,856,074	$2,856,074
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	1,679	1,679

		19,942,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,942,531)		19,942,531

TOTAL INVESTMENTS IN SECURITIES – 130.83% (Cost: $163,187,867)		84,453,546

Other Assets, Less Liabilities – (30.83)%		(19,901,845)

NET ASSETS – 100.00%		$64,551,701

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Brazil Index Fund	BRIC Index Fund	Canada Index Fund	Chile Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,885,515,257	$211,842,161	$1,855,216,222	$185,808,800
Affiliated issuers (Note 2)	81,441,274	12,278,229	223,008	84,356

Total cost of investments	$4,966,956,531	$224,120,390	$1,855,439,230	$185,893,156

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,840,215,970	$97,004,898	$898,093,322	$149,600,660
Affiliated issuers (Note 2)	81,441,274	12,278,229	223,008	84,356

Total fair value of investments	3,921,657,244	109,283,127	898,316,330	149,685,016
Foreign currencies, at value[b]	1,437	10,961	1,625,024	–
Receivables:
Investment securities sold	86,390,719	1,321,058	3,992,037	–
Dividends and interest	37,647,411	360,982	1,612,293	121,057

Total Assets	4,045,696,811	110,976,128	905,545,684	149,806,073

LIABILITIES
Payables:
Investment securities purchased	72,743,552	1,379,248	4,178,580	–
Collateral for securities on loan (Note 5)	68,502,150	12,084,734	–	–
Capital shares redeemed	–	58,769	–	–
Investment advisory fees (Note 2)	2,192,100	59,822	422,755	79,041

Total Liabilities	143,437,802	13,582,573	4,601,335	79,041

NET ASSETS	$3,902,259,009	$97,393,555	$900,944,349	$149,727,032

Net assets consist of:
Paid-in capital	$5,394,228,069	$223,686,475	$1,982,002,702	$202,929,672
Undistributed net investment income	12,362,883	4,963	2,484,925	241,255
Accumulated net realized loss	(457,306,071)	(11,451,079)	(126,382,476)	(17,240,954)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,047,025,872)	(114,846,804)	(957,160,802)	(36,202,941)

NET ASSETS	$3,902,259,009	$97,393,555	$900,944,349	$149,727,032

Shares outstanding[c]	113,800,000	4,450,000	59,500,000	4,550,000

Net asset value per share	$34.29	$21.89	$15.14	$32.91

[a]	Securities on loan with market values of $65,231,834, $11,434,308, $– and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,439, $11,999, $1,644,480 and $–, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2009

	iShares MSCI
	Israel Capped Investable Market Index Fund	Mexico Investable Market Index Fund	South Africa Index Fund	Turkey Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$154,513,965	$776,615,742	$475,625,236	$143,245,336
Affiliated issuers (Note 2)	6,940,298	14,759,517	1,586,782	19,942,531

Total cost of investments	$161,454,263	$791,375,259	$477,212,018	$163,187,867

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$82,792,529	$329,608,540	$233,819,219	$64,511,015
Affiliated issuers (Note 2)	6,940,298	14,759,517	1,586,782	19,942,531

Total fair value of investments	89,732,827	344,368,057	235,406,001	84,453,546
Foreign currencies, at value[b]	87,812	38,374	269,952	25,387
Receivables:
Investment securities sold	2,061,333	6,043,716	604,361	–
Dividends and interest	101,799	11,503	672	50,581

Total Assets	91,983,771	350,461,650	236,280,986	84,529,514

LIABILITIES
Payables:
Investment securities purchased	2,021,379	5,730,871	607,233	–
Collateral for securities on loan (Note 5)	6,929,497	14,568,698	1,578,049	19,940,852
Capital shares sold	–	4,323	–	–
Investment advisory fees (Note 2)	45,734	157,981	133,427	36,961

Total Liabilities	8,996,610	20,461,873	2,318,709	19,977,813

NET ASSETS	$82,987,161	$329,999,777	$233,962,277	$64,551,701

Net assets consist of:
Paid-in capital	$174,332,583	$1,068,197,780	$536,169,821	$156,311,831
Undistributed net investment income	7,178	45,280	386,731	34,906
Accumulated net realized loss	(19,627,935)	(291,216,790)	(60,788,185)	(13,060,506)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(71,724,665)	(447,026,493)	(241,806,090)	(78,734,530)

NET ASSETS	$82,987,161	$329,999,777	$233,962,277	$64,551,701

Shares outstanding[c]	2,650,000	13,800,000	7,500,000	2,950,000

Net asset value per share	$31.32	$23.91	$31.19	$21.88

[a]	Securities on loan with market values of $6,438,637, $13,564,118, $1,471,797 and $18,730,135, respectively. See Note 5.
[b]	Cost of foreign currencies: $94,195, $41,189, $270,024 and $25,596, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 255 million, 400 million and 200 million, respectively.

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Brazil Index Fund	BRIC Index Fund	Canada Index Fund	Chile Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$84,484,487	$1,185,155	$16,812,676	$981,342
Interest from affiliated issuers (Note 2)	22,244	371	1,126	561
Securities lending income from affiliated issuers (Note 2)	78,278	65,439	–	–

Total investment income	84,585,009	1,250,965	16,813,802	981,903

EXPENSES
Investment advisory fees (Note 2)	13,735,764	406,733	3,379,520	411,494

Total expenses	13,735,764	406,733	3,379,520	411,494

Net investment income	70,849,245	844,232	13,434,282	570,409

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(400,078,173)	(9,770,227)	(90,996,729)	(15,563,009)
In-kind redemptions	–	28,138	7,045,929	–
Foreign currency transactions	(5,442,385)	(30,990)	(794,522)	57,600

Net realized loss	(405,520,558)	(9,773,079)	(84,745,322)	(15,505,409)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,390,853,652)	(76,276,493)	(899,271,841)	(28,675,666)
Translation of assets and liabilities in foreign currencies	(1,692,365)	(9,136)	54,200	4,943

Net change in unrealized appreciation (depreciation)	(3,392,546,017)	(76,285,629)	(899,217,641)	(28,670,723)

Net realized and unrealized loss	(3,798,066,575)	(86,058,708)	(983,962,963)	(44,176,132)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,727,217,330)	$(85,214,476)	$(970,528,681)	$(43,605,723)

[a]	Net of foreign withholding tax of $8,535,908, $95,660, $2,970,059 and $429,932, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2009

	iShares MSCI
	Israel Capped Investable Market Index Fund	Mexico Investable Market Index Fund	South Africa Index Fund	Turkey Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,235,309	$1,973,549	$6,703,902	$84,516
Interest from affiliated issuers (Note 2)	401	713	332	238
Securities lending income from affiliated issuers (Note 2)	68,464	205,084	5,710	363,293

Total investment income	2,304,174	2,179,346	6,709,944	448,047

EXPENSES
Investment advisory fees (Note 2)	395,962	1,507,294	957,106	289,512

Total expenses	395,962	1,507,294	957,106	289,512

Net investment income	1,908,212	672,052	5,752,838	158,535

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,825,473)	(95,250,386)	(22,473,895)	(3,812,627)
In-kind redemptions	(11,790,848)	(186,114,622)	(10,983,453)	(8,435,762)
Foreign currency transactions	6,978	(328,156)	(206,102)	(42,595)

Net realized loss	(18,609,343)	(281,693,164)	(33,663,450)	(12,290,984)

Net change in unrealized appreciation (depreciation) on:
Investments	(47,321,737)	(226,748,466)	(159,744,066)	(79,989,811)
Translation of assets and liabilities in foreign currencies	(5,617)	10,387	(8,901)	(3,437)

Net change in unrealized appreciation (depreciation)	(47,327,354)	(226,738,079)	(159,752,967)	(79,993,248)

Net realized and unrealized loss	(65,936,697)	(508,431,243)	(193,416,417)	(92,284,232)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,028,485)	$(507,759,191)	$(187,663,579)	$(92,125,697)

[a]	Net of foreign withholding tax of $464,171, $–, $– and $–, respectively.

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Index Fund		iShares MSCI BRIC Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Period from November 12, 2007[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$70,849,245	$177,141,014	$844,232	$1,398,623
Net realized gain (loss)	(405,520,558)	6,541,539	(9,773,079)	(1,479,711)
Net change in unrealized appreciation (depreciation)	(3,392,546,017)	603,064,052	(76,285,629)	(38,561,175)

Net increase (decrease) in net assets resulting from operations	(3,727,217,330)	786,746,605	(85,214,476)	(38,642,263)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(154,721,163)	(134,522,596)	(1,712,337)	(531,173)
From net realized gain	–	(39,856,665)	–	–

Total distributions to shareholders	(154,721,163)	(174,379,261)	(1,712,337)	(531,173)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	541,937,500	2,833,440,415	25,444,603	205,181,301
Cost of shares redeemed	–	(637,881,395)	(2,215,782)	(4,916,318)

Net increase in net assets from capital share transactions	541,937,500	2,195,559,020	23,228,821	200,264,983

INCREASE (DECREASE) IN NET ASSETS	(3,340,000,993)	2,807,926,364	(63,697,992)	161,091,547

NET ASSETS
Beginning of period	7,242,260,002	4,434,333,638	161,091,547	–

End of period	$3,902,259,009	$7,242,260,002	$97,393,555	$161,091,547

Undistributed net investment income included in net assets at end of period	$12,362,883	$96,234,801	$4,963	$873,068

SHARES ISSUED AND REDEEMED
Shares sold	14,950,000	35,200,000	900,000	3,750,000
Shares redeemed	–	(8,350,000)	(100,000)	(100,000)

Net increase in shares outstanding	14,950,000	26,850,000	800,000	3,650,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada Index Fund		iShares MSCI Chile Investable Market Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Period from November 12, 2007[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,434,282	$28,262,646	$570,409	$1,031,995
Net realized gain (loss)	(84,745,322)	226,766,651	(15,505,409)	(1,749,702)
Net change in unrealized appreciation (depreciation)	(899,217,641)	(314,958,113)	(28,670,723)	(7,532,218)

Net decrease in net assets resulting from operations	(970,528,681)	(59,928,816)	(43,605,723)	(8,249,925)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,931,757)	(30,808,204)	(423,374)	(923,618)

Total distributions to shareholders	(20,931,757)	(30,808,204)	(423,374)	(923,618)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,250,201	1,696,598,321	135,022,278	85,331,722
Cost of shares redeemed	(232,906,309)	(857,922,549)	(17,424,328)	–

Net increase (decrease) in net assets from capital share transactions	(178,656,108)	838,675,772	117,597,950	85,331,722

INCREASE (DECREASE) IN NET ASSETS	(1,170,116,546)	747,938,752	73,568,853	76,158,179

NET ASSETS
Beginning of period	2,071,060,895	1,323,122,143	76,158,179	–

End of period	$900,944,349	$2,071,060,895	$149,727,032	$76,158,179

Undistributed net investment income included in net assets at end of period	$2,484,925	$9,982,399	$241,255	$94,220

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	51,400,000	3,400,000	1,700,000
Shares redeemed	(10,800,000)	(27,900,000)	(550,000)	–

Net increase (decrease) in shares outstanding	(8,300,000)	23,500,000	2,850,000	1,700,000

[a]	Commencement of operations.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Israel Capped Investable Market Index Fund		iShares MSCI Mexico Investable Market Index Fund
	Six months ended February 28, 2009 (Unaudited)	Period from March 26, 2008[a] to August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,908,212	$391,358	$672,052	$33,095,718
Net realized gain (loss)	(18,609,343)	(725,469)	(281,693,164)	92,956,713
Net change in unrealized appreciation (depreciation)	(47,327,354)	(24,397,311)	(226,738,079)	(246,927,980)

Net decrease in net assets resulting from operations	(64,028,485)	(24,731,422)	(507,759,191)	(120,875,549)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,288,027)	–	(6,978,145)	(35,045,653)

Total distributions to shareholders	(2,288,027)	–	(6,978,145)	(35,045,653)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,502,612	246,546,176	328,351,715	1,921,692,035
Cost of shares redeemed	(56,399,971)	(17,613,722)	(439,298,938)	(2,192,896,147)

Net increase (decrease) in net assets from capital share transactions	(54,897,359)	228,932,454	(110,947,223)	(271,204,112)

INCREASE (DECREASE) IN NET ASSETS	(121,213,871)	204,201,032	(625,684,559)	(427,125,314)

NET ASSETS
Beginning of period	204,201,032	–	955,684,336	1,382,809,650

End of period	$82,987,161	$204,201,032	$329,999,777	$955,684,336

Undistributed net investment income included in net assets at end of period	$7,178	$386,993	$45,280	$6,351,373

SHARES ISSUED AND REDEEMED
Shares sold	50,000	4,550,000	9,800,000	33,000,000
Shares redeemed	(1,600,000)	(350,000)	(14,400,000)	(38,300,000)

Net increase (decrease) in shares outstanding	(1,550,000)	4,200,000	(4,600,000)	(5,300,000)

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI Turkey Investable Market Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008	Six months ended February 28, 2009 (Unaudited)	Period from March 26, 2008[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,752,838	$21,715,225	$158,535	$889,219
Net realized gain (loss)	(33,663,450)	18,841,989	(12,290,984)	(461,842)
Net change in unrealized appreciation (depreciation)	(159,752,967)	(115,088,724)	(79,993,248)	1,258,718

Net increase (decrease) in net assets resulting from operations	(187,663,579)	(74,531,510)	(92,125,697)	1,686,095

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,918,740)	(25,634,161)	(1,035,378)	–

Total distributions to shareholders	(7,918,740)	(25,634,161)	(1,035,378)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	141,224,744	405,639,896	24,799,678	152,861,063
Cost of shares redeemed	(141,334,724)	(342,759,905)	(19,108,182)	(2,525,878)

Net increase (decrease) in net assets from capital share transactions	(109,980)	62,879,991	5,691,496	150,335,185

INCREASE (DECREASE) IN NET ASSETS	(195,692,299)	(37,285,680)	(87,469,579)	152,021,280

NET ASSETS
Beginning of period	429,654,576	466,940,256	152,021,280	–

End of period	$233,962,277	$429,654,576	$64,551,701	$152,021,280

Undistributed net investment income included in net assets at end of period	$386,731	$2,552,633	$34,906	$911,749

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	5,800,000	750,000	2,950,000
Shares redeemed	(3,600,000)	(5,600,000)	(700,000)	(50,000)

Net increase (decrease) in shares outstanding	(200,000)	200,000	50,000	2,900,000

[a]	Commencement of operations.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$73.27	$61.59	$39.09	$28.18	$16.96	$12.19

Income from investment operations:
Net investment income[a]	0.69	1.93	1.09	1.00	0.89	0.55
Net realized and unrealized gain (loss)[b]	(38.14)	11.59	22.35	10.49	10.79	4.49

Total from investment operations	(37.45)	13.52	23.44	11.49	11.68	5.04

Less distributions from:
Net investment income	(1.53)	(1.41)	(0.94)	(0.58)	(0.46)	(0.27)
Net realized gain	–	(0.43)	–	–	–	–

Total distributions	(1.53)	(1.84)	(0.94)	(0.58)	(0.46)	(0.27)

Net asset value, end of period	$34.29	$73.27	$61.59	$39.09	$28.18	$16.96

Total return	(51.00)%[c]	21.58%	60.82%	41.13%	69.72%	41.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,902,259	$7,242,260	$4,434,334	$2,468,295	$552,285	$209,504
Ratio of expenses to average net assets[d]	0.67%	0.63%	0.69%	0.70%	0.74%	0.96%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	0.63%	0.68%	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	3.47%	2.37%	2.17%	2.65%	3.94%	3.59%
Portfolio turnover rate[e]	7%	30%	22%	15%	48%	106%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2009 and the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 4%, 19%, 6%, 13% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Period from Nov. 12, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$44.13	$56.50

Income from investment operations:
Net investment income[b]	0.20	0.72
Net realized and unrealized loss[c]	(22.06)	(12.93)

Total from investment operations	(21.86)	(12.21)

Less distributions from:
Net investment income	(0.38)	(0.16)

Total distributions	(0.38)	(0.16)

Net asset value, end of period	$21.89	$44.13

Total return	(49.62)%[d]	(21.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$97,394	$161,092
Ratio of expenses to average net assets[e]	0.74%	0.72%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	n/a	0.72%
Ratio of net investment income to average net assets[e]	1.53%	1.74%
Portfolio turnover rate[f]	4%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 28, 2009 and the period ended August 31, 2008 would have been 3% and 2%, respectively. See Note 4.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$30.55	$29.87	$24.69	$20.30	$14.33	$12.25

Income from investment operations:
Net investment income[a]	0.21	0.47	0.35	0.25	0.17	0.11
Net realized and unrealized gain (loss)[b]	(15.29)	0.72	5.11	4.29	6.00	2.17

Total from investment operations	(15.08)	1.19	5.46	4.54	6.17	2.28

Less distributions from:
Net investment income	(0.33)	(0.51)	(0.28)	(0.15)	(0.20)	(0.20)

Total distributions	(0.33)	(0.51)	(0.28)	(0.15)	(0.20)	(0.20)

Net asset value, end of period	$15.14	$30.55	$29.87	$24.69	$20.30	$14.33

Total return	(49.44)%[c]	3.88%	22.33%	22.46%	43.35%	18.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$900,944	$2,071,061	$1,323,122	$1,101,161	$420,301	$325,298
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.52%	0.54%	0.57%	0.70%[e]
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	0.52%	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.20%	1.46%	1.32%	1.09%	1.00%	0.81%
Portfolio turnover rate[f]	3%	11%	8%	20%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Period from Nov. 12, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$44.80	$48.84

Income from investment operations:
Net investment income[b]	0.15	0.92
Net realized and unrealized loss[c]	(11.93)	(4.38)

Total from investment operations	(11.78)	(3.46)

Less distributions from:
Net investment income	(0.11)	(0.58)

Total distributions	(0.11)	(0.58)

Net asset value, end of period	$32.91	$44.80

Total return	(26.26)%[d]	(7.15)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,727	$76,158
Ratio of expenses to average net assets[e]	0.68%	0.63%
Ratio of net investment income to average net assets[e]	0.94%	2.38%
Portfolio turnover rate[f]	26%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2009 and the period ended August 31, 2008 would have been 9% and 16%, respectively. See Note 4.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$48.62	$50.33

Income from investment operations:
Net investment income[b]	0.57	0.21
Net realized and unrealized loss[c]	(17.14)	(1.92)

Total from investment operations	(16.57)	(1.71)

Less distributions from:
Net investment income	(0.73)	–

Total distributions	(0.73)	–

Net asset value, end of period	$31.32	$48.62

Total return	(34.02)%[d]	(3.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$82,987	$204,201
Ratio of expenses to average net assets[e]	0.67%	0.63%
Ratio of net investment income to average net assets[e]	3.24%	0.93%
Portfolio turnover rate[f]	15%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$51.94	$58.35	$41.30	$29.04	$19.35	$15.04

Income from investment operations:
Net investment income[a]	0.04	1.40	0.64	0.76	0.42	0.26
Net realized and unrealized gain (loss)[b]	(27.65)	(6.21)	16.87	11.98	9.55	4.26

Total from investment operations	(27.61)	(4.81)	17.51	12.74	9.97	4.52

Less distributions from:
Net investment income	(0.42)	(1.60)	(0.46)	(0.48)	(0.28)	(0.21)

Total distributions	(0.42)	(1.60)	(0.46)	(0.48)	(0.28)	(0.21)

Net asset value, end of period	$23.91	$51.94	$58.35	$41.30	$29.04	$19.35

Total return	(53.38)%[c]	(8.44)%	42.58%	44.11%	51.77%	30.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$330,000	$955,684	$1,382,810	$764,107	$255,557	$129,623
Ratio of expenses to average net assets[d]	0.55%	0.52%	0.51%	0.54%	0.57%	0.78%
Ratio of net investment income to average net assets[d]	0.25%	2.42%	1.19%	2.06%	1.70%	1.40%
Portfolio turnover rate[e]	9%	13%	14%	12%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of period	$55.80	$62.26	$48.84	$41.50	$29.96	$23.41

Income from investment operations:
Net investment income[b]	0.74	2.28	1.50	1.44	0.96	0.62
Net realized and unrealized gain (loss)[c]	(24.43)	(6.02)	13.18	6.89	11.18	6.61

Total from investment operations	(23.69)	(3.74)	14.68	8.33	12.14	7.23

Less distributions from:
Net investment income	(0.92)	(2.72)	(1.26)	(0.99)	(0.60)	(0.68)

Total distributions	(0.92)	(2.72)	(1.26)	(0.99)	(0.60)	(0.68)

Net asset value, end of period	$31.19	$55.80	$62.26	$48.84	$41.50	$29.96

Total return	(42.65)%[d]	(6.18)%	30.34%	20.06%	40.62%	31.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$233,962	$429,655	$466,940	$297,898	$153,530	$92,882
Ratio of expenses to average net assets[e]	0.67%	0.63%	0.68%	0.70%	0.74%	0.95%
Ratio of net investment income to average net assets[e]	4.06%	3.61%	2.58%	2.79%	2.62%	2.23%
Portfolio turnover rate[f]	8%	21%	8%	7%	32%	13%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey Investable Market Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$52.42	$50.30

Income from investment operations:
Net investment income[b]	0.05	0.83
Net realized and unrealized gain (loss)[c]	(30.21)	1.29

Total from investment operations	(30.16)	2.12

Less distributions from:
Net investment income	(0.38)	–

Total distributions	(0.38)	–

Net asset value, end of period	$21.88	$52.42

Total return	(57.66)%[d]	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,552	$152,021
Ratio of expenses to average net assets[e]	0.67%	0.63%
Ratio of net investment income to average net assets[e]	0.37%	3.78%
Portfolio turnover rate[f]	5%	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI Mexico Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”). Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of February 28, 2009:

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Brazil	$3,921,657,244	$–	$–	$3,921,657,244
BRIC	108,625,211	–	657,916	109,283,127
Canada	898,249,395	–	66,935	898,316,330
Chile Investable Market	149,685,016	–	–	149,685,016
Israel Capped Investable Market	89,732,827	–	–	89,732,827
Mexico Investable Market	344,368,057	–	–	344,368,057
South Africa	235,406,001	–	–	235,406,001
Turkey Investable Market	84,453,546	–	–	84,453,546

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended February 28, 2009:

iShares MSCI Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
BRIC	$–	$–	$(907,089)	$129,661	$1,435,344	$657,916	$(907,089)
Canada	112,339	–	(45,404)	–	–	66,935	(45,404)
Chile Investable Market	6,805	–	–	–	(6,805)	–	–
Turkey Investable Market	34,000	–	–	–	(34,000)	–	–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2009.

Certain Funds had tax basis net capital loss carryforwards as of August 31, 2008, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Canada	$ –	$–	$–	$2,931,648	$–	$5,363,291	$5,107,471	$13,402,410
Mexico Investable Market	47,326	2,329,290	3,136,171	12,912	632,766	–	853,150	7,011,615
South Africa	–	–	527,613	–	260,738	1,607,845	972,024	3,368,220

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Brazil	$5,224,123,806	$80,463,401	$(1,382,929,963)	$(1,302,466,562)
BRIC	225,460,617	–	(116,177,490)	(116,177,490)
Canada	1,882,210,611	–	(983,894,281)	(983,894,281)
Chile Investable Market	196,459,527	–	(46,774,511)	(46,774,511)
Israel Capped Investable Market	161,512,133	429,662	(72,208,968)	(71,779,306)
Mexico Investable Market	819,527,120	–	(475,159,063)	(475,159,063)
South Africa	485,695,299	–	(250,289,298)	(250,289,298)
Turkey Investable Market	164,883,884	–	(80,430,338)	(80,430,338)

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Canada and iShares MSCI Mexico Investable Market Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

For its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2009, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Brazil	$78,278
BRIC	65,439
Israel Capped Investable Market	68,464

iShares MSCI Index Fund	Securities Lending Agent Fees
Mexico Investable Market	$205,084
South Africa	5,710
Turkey Investable Market	363,293

Cross trades for the six months ended February 28, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2009, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Brazil	$729,048,634	$304,221,251
BRIC	11,680,854	4,816,437
Canada	37,024,865	43,157,915
Chile Investable Market	149,958,459	32,204,266
Israel Capped Investable Market	18,420,481	18,836,411
Mexico Investable Market	50,485,426	56,489,994
South Africa	24,592,558	26,222,810
Turkey Investable Market	5,048,426	4,785,297

In-kind transactions (see Note 4) for the six months ended February 28, 2009, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
BRIC	17,008,336	1,439,655
Canada	53,917,029	231,802,161
Israel Capped Investable Market	1,493,955	56,108,734
Mexico Investable Market	327,896,607	438,680,545
South Africa	140,495,071	140,726,638
Turkey Investable Market	23,527,105	18,875,881

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI BRIC and iShares MSCI Chile Investable Market Index Funds which are offered in Creation Units solely or partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	57

Notes:

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	59

Notes:

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology

Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

Sector (IYM)

iShares Dow Jones U.S. Consumer Services

Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus

Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate

Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International

Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed

Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed

Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

    Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0569-0409

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the

Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShare.com; and on the U.S. Securities and Exchange Commission

(SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SFC’S website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI - SAR-84-0209

LET’S BUILD A BETTER INVESTMENT WORLD.®

BARCLAYS

GLOBAL INVESTORS

iShares®

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2009

Would you prefer to receive materials like this electronically? See inside cover for details.

iShares MSCI Japan Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (34.15)%, while the total return for the Index was (34.02)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(40.08)%	(40.42)%	(39.84)%	(3.89)%	(4.58)%	(3.37)%	(2.05)%	(2.32)%	(1.43)%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Ten Years Ended 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(40.08)%	(40.42)%	(39.84)%	(17.98)%	(20.91)%	(15.73)%	(18.74)%	(20.93)%	(13.40)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector	Percentage of Net Assets
Consumer Cyclical	25.42%

Industrial	20.21

Financial	16.05

Consumer Non-Cyclical	11.38

Utilities	8.24

Basic Materials	6.78

Communications	6.01

Technology	4.18

Energy	1.51

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Toyota Motor Corp.	5.57%

Mitsubishi UFJ Financial Group Inc.	3.20

Honda Motor Co. Ltd.	2.52

Tokyo Electric Power Co. Inc. (The)	2.18

Takeda Pharmaceutical Co. Ltd.	2.06

Nintendo Co. Ltd.	1.92

Canon Inc.	1.71

NTT DoCoMo Inc.	1.55

Nippon Telegraph and Telephone Corp.	1.43

Sumitomo Mitsui Financial Group Inc.	1.40

TOTAL	23.54%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Actual	$1,000.00	$ 658.50	0.56%	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56	2.81

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.23%
Dentsu Inc.[a]	467,000	$6,892,003
Hakuhodo DY Holdings Inc.	65,170	2,844,048

		9,736,051

AGRICULTURE – 0.69%
Japan Tobacco Inc.	12,103	29,068,476

		29,068,476

AIRLINES – 0.28%
All Nippon Airways Co. Ltd.[a]	1,864,000	6,667,688
Japan Airlines Corp.[a,b]	2,793,000	5,309,397

		11,977,085

APPAREL – 0.19%
ASICS Corp.	461,000	2,902,305
Onward Holdings Co. Ltd.	931,000	5,309,397

		8,211,702

AUTO MANUFACTURERS – 9.50%
Fuji Heavy Industries Ltd.	1,862,000	6,032,541
Hino Motors Ltd.	931,000	1,731,739
Honda Motor Co. Ltd.	4,375,700	106,882,549
Isuzu Motors Ltd.	3,724,000	3,691,839
Mazda Motor Corp.	2,793,000	3,596,689
Mitsubishi Motors Corp.[a,b]	9,310,000	10,942,307
Nissan Motor Co. Ltd.	6,144,900	19,217,532
Suzuki Motor Corp.	931,000	14,700,751
Toyota Motor Corp.	7,262,300	236,027,533

		402,823,480

AUTO PARTS & EQUIPMENT – 1.95%
Aisin Seiki Co. Ltd.	465,700	7,324,976
Bridgestone Corp.	1,582,700	21,885,565
Denso Corp.	1,303,400	25,016,968
JTEKT Corp.	372,400	2,009,578
NGK Spark Plug Co. Ltd.	629,000	4,911,401
NHK Spring Co. Ltd.	406,000	1,390,056
NOK Corp.	279,300	2,043,833
Sumitomo Rubber Industries Inc.	372,400	2,371,150
Toyoda Gosei Co. Ltd.	186,200	2,553,839
Toyota Boshoku Corp.	93,100	907,736
Toyota Industries Corp.	558,600	12,074,598

		82,489,700

Security	Shares	Value
BANKS – 9.66%
Aozora Bank Ltd.	931,000	$1,056,170
Bank of Kyoto Ltd. (The)	931,000	8,125,852
Bank of Yokohama Ltd. (The)	3,724,000	15,985,283
Chiba Bank Ltd. (The)	1,862,000	8,868,026
Chuo Mitsui Trust Holdings Inc.	2,793,000	8,649,180
Fukuoka Financial Group Inc.	1,868,000	5,689,243
Gunma Bank Ltd.	931,000	5,033,461
Hachijuni Bank Ltd. (The)	931,000	5,204,732
Hiroshima Bank Ltd. (The)	931,000	3,511,053
Hokuhoku Financial Group Inc.	3,729,000	5,869,140
Iyo Bank Ltd. (The)	931,000	9,848,076
Joyo Bank Ltd. (The)	1,862,000	8,601,605
Mitsubishi UFJ Financial Group Inc.	29,233,480	135,643,108
Mizuho Financial Group Inc.	25,323,300	48,656,348
Mizuho Trust & Banking Co. Ltd.	3,724,000	3,235,117
Nishi-Nippon City Bank Ltd. (The)	1,862,000	3,844,080
Resona Holdings Inc.[a]	1,400,100	24,426,089
Sapporo Hokuyo Holdings Inc.	934,000	2,357,790
Seven Bank Ltd.	931	2,559,548
77 Bank Ltd. (The)	931,000	4,424,501
Shinsei Bank Ltd.	3,724,000	3,349,297
Shizuoka Bank Ltd. (The)	1,862,000	16,556,186
Sumitomo Mitsui Financial Group Inc.	1,837,300	59,525,178
Sumitomo Trust and Banking Co. Ltd. (The)	3,724,000	12,597,925
Suruga Bank Ltd.	776,000	6,059,216

		409,676,204

BEVERAGES – 0.90%
Asahi Breweries Ltd.	931,000	11,741,571
Coca-Cola West Co. Ltd.	186,200	2,966,792
ITO EN Ltd.[a]	186,400	2,381,317
Kirin Holdings Co. Ltd.	1,862,000	18,116,654
Sapporo Holdings Ltd.	931,000	3,073,361

		38,279,695

BUILDING MATERIALS – 1.09%
Asahi Glass Co. Ltd.	2,793,000	12,245,869
Daikin Industries Ltd.	658,700	14,608,605

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
JS Group Corp.	651,700	$7,060,166
Nippon Sheet Glass Co. Ltd.	1,862,000	3,748,929
Panasonic Electric Works Co. Ltd.	931,000	5,709,030
Taiheiyo Cement Corp.	1,862,000	2,683,244

		46,055,843

CHEMICALS – 3.22%
Asahi Kasei Corp.	2,793,000	8,991,722
Daicel Chemical Industries Ltd.	931,000	3,273,177
Denki Kagaku Kogyo Kabushiki Kaisha	1,862,000	3,044,816
DIC Corp.	1,862,000	2,626,154
Hitachi Chemical Co. Ltd.	186,200	1,878,271
JSR Corp.	465,500	5,552,031
Kaneka Corp.	931,000	4,557,709
Mitsubishi Chemical Holdings Corp.	3,258,500	11,189,698
Mitsubishi Gas Chemical Co. Inc.	931,000	3,701,354
Mitsui Chemicals Inc.	1,862,000	4,015,351
Nitto Denko Corp.	465,500	8,468,394
Shin-Etsu Chemical Co. Ltd.	1,024,100	46,157,504
Showa Denko K.K.	2,793,000	3,339,782
Sumitomo Chemical Co. Ltd.	3,724,000	11,341,939
Taiyo Nippon Sanso Corp.	931,000	5,946,906
Tokuyama Corp.	931,000	4,938,311
Tosoh Corp.	1,862,000	2,854,515
Ube Industries Ltd.	2,801,000	4,494,425

		136,372,059

COMMERCIAL SERVICES – 0.96%
Benesse Corp.	186,200	7,440,769
Dai Nippon Printing Co. Ltd.	1,862,000	15,966,253
Kamigumi Co. Ltd.	931,000	5,994,482
Toppan Printing Co. Ltd.	1,862,000	11,227,758

		40,629,262

COMPUTERS – 0.72%
Fujitsu Ltd.	4,655,000	16,032,858
Itochu Techno-Solutions Corp.	93,100	1,751,721
OBIC Co. Ltd.	9,310	1,247,423
Otsuka Corp.	62,000	2,186,111
TDK Corp.	279,300	9,334,263

		30,552,376

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.10%
Kao Corp.	1,401,000	$26,732,761
Shiseido Co. Ltd.	931,000	13,768,276
Uni-Charm Corp.	93,100	6,070,601

		46,571,638

DISTRIBUTION & WHOLESALE – 3.62%
Canon Marketing Japan Inc.	93,100	1,303,562
Hitachi High-Technologies Corp.	93,100	1,157,981
ITOCHU Corp.	3,724,000	17,050,968
Marubeni Corp.	3,878,000	12,286,576
Mitsubishi Corp.	3,537,800	44,979,541
Mitsui & Co. Ltd.	4,655,000	43,769,227
Sojitz Corp.	3,351,600	3,836,468
Sumitomo Corp.	2,886,100	24,541,215
Toyota Tsusho Corp.	558,700	4,596,592

		153,522,130

DIVERSIFIED FINANCIAL SERVICES – 1.31%
Acom Co. Ltd.[a]	147,568	3,649,799
AEON Credit Service Co. Ltd.	372,470	2,881,699
Credit Saison Co. Ltd.	465,500	3,097,148
Daiwa Securities Group Inc.	3,724,000	13,016,587
Mitsubishi UFJ Lease & Finance Co. Ltd.	139,650	2,484,855
Nomura Holdings Inc.[a]	4,748,100	20,090,075
ORIX Corp.	232,750	4,852,675
Promise Co. Ltd.[a]	186,200	2,523,391
Shinko Securities Co. Ltd.	931,000	1,693,679
Takefuji Corp.	307,230	1,029,909

		55,319,817

ELECTRIC – 7.03%
Chubu Electric Power Co. Inc.	1,768,900	43,840,589
Chugoku Electric Power Co. Inc. (The)	651,800	15,654,658
Electric Power Development Co. Ltd.	372,400	11,988,962
Hokkaido Electric Power Co. Inc.	465,500	9,895,651
Hokuriku Electric Power Co.	372,400	9,895,651
Kansai Electric Power Co. Inc. (The)	2,048,200	49,506,802
Kyushu Electric Power Co. Inc.	1,024,100	24,334,739
Shikoku Electric Power Co. Inc.	465,500	14,153,636
Tohoku Electric Power Co. Inc.	1,117,300	26,263,887

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
Tokyo Electric Power Co. Inc. (The)	3,258,500	$92,414,916

		297,949,491

ELECTRICAL COMPONENTS & EQUIPMENT – 2.99%
Brother Industries Ltd.	651,700	4,409,274
Casio Computer Co. Ltd.	651,700	4,549,145
Furukawa Electric Co. Ltd. (The)	1,862,000	4,928,796
Hitachi Ltd.	9,310,000	23,597,322
Mitsubishi Electric Corp.	4,655,000	18,697,072
SANYO Electric Co. Ltd.[b]	4,231,000	6,010,619
Sharp Corp.	2,793,000	21,865,583
Stanley Electric Co. Ltd.	373,600	3,814,466
Sumitomo Electric Industries Ltd.	1,862,500	14,695,181
Toshiba Corp.[a]	8,379,000	20,552,506
Ushio Inc.	279,300	3,739,414

		126,859,378

ELECTRONICS – 5.01%
Advantest Corp.	372,400	4,571,030
Alps Electric Co. Ltd.	465,500	1,308,319
Fanuc Ltd.	465,500	30,923,910
Hirose Electric Co. Ltd.[a]	93,100	8,059,247
Hoya Pentax HD Corp.	1,117,200	20,586,760
IBIDEN Co. Ltd.	372,400	7,292,334
Keyence Corp.	93,192	17,791,676
Kyocera Corp.	465,500	27,831,519
Mabuchi Motor Co. Ltd.[a]	93,100	3,653,779
Minebea Co. Ltd.	931,000	3,216,087
Mitsumi Electric Co. Ltd.	186,200	2,346,411
Murata Manufacturing Co. Ltd.	558,600	21,523,042
NEC Corp.	5,586,000	13,302,039
NGK Insulators Ltd.	931,000	12,512,290
Nippon Electric Glass Co. Ltd.	931,500	6,140,503
Omron Corp.	558,600	6,508,294
Secom Co. Ltd.	558,600	19,353,610
Yaskawa Electric Corp.	931,000	3,682,324
Yokogawa Electric Corp.	558,600	1,918,234

		212,521,408

ENGINEERING & CONSTRUCTION – 0.86%
JGC Corp.	931,000	10,847,156
Kajima Corp.	2,793,000	5,880,300
Obayashi Corp.	1,862,000	7,859,431

Security	Shares	Value
Shimizu Corp.	1,862,000	$7,060,167
Taisei Corp.	2,793,000	4,995,401

		36,642,455

ENTERTAINMENT – 0.42%
Oriental Land Co. Ltd.[a]	186,200	12,236,353
Toho Co. Ltd.	373,600	5,651,060

		17,887,413

ENVIRONMENTAL CONTROL – 0.11%
Kurita Water Industries Ltd.	279,300	4,809,857

		4,809,857

FOOD – 1.16%
Ajinomoto Co. Inc.	1,862,000	12,883,377
Kikkoman Corp.	931,000	7,193,377
Meiji Dairies Corp.	931,000	3,549,113
Nippon Meat Packers Inc.	931,000	9,134,447
Nisshin Seifun Group Inc.	467,500	4,758,853
Nissin Foods Holdings Co. Ltd.	280,100	8,559,446
Yakult Honsha Co. Ltd.[a]	186,200	3,008,659

		49,087,272

FOREST PRODUCTS & PAPER – 0.31%
Nippon Paper Group Inc.	280,200	6,257,213
Oji Paper Co. Ltd.	1,862,000	6,965,016

		13,222,229

GAS – 1.21%
Osaka Gas Co. Ltd.	5,586,000	20,095,784
Toho Gas Co. Ltd.	931,000	4,824,130
Tokyo Gas Co. Ltd.	6,517,000	26,242,506

		51,162,420

HAND & MACHINE TOOLS – 0.93%
Fuji Electric Holdings Co. Ltd.	1,862,000	1,693,679
Makita Corp.	279,300	5,597,703
Nidec Corp.	279,300	11,817,691
SMC Corp.	186,200	17,184,179
THK Co. Ltd.[a]	279,900	3,252,556

		39,545,808

HEALTH CARE - PRODUCTS – 0.34%
Terumo Corp.	465,500	14,415,300

		14,415,300

HOME BUILDERS – 0.41%
Daiwa House Industry Co. Ltd.	931,000	6,175,267
Haseko Corp.	3,258,500	1,132,291

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
Sekisui Chemical Co. Ltd.	931,000	$4,005,836
Sekisui House Ltd.	931,000	6,184,782

		17,498,176

HOME FURNISHINGS – 2.45%
Panasonic Corp.	4,655,015	54,902,012
Sony Corp.	2,699,900	46,026,197
Yamaha Corp.	372,400	2,915,411

		103,843,620

HOUSEWARES – 0.10%
TOTO Ltd.[a]	931,000	4,043,896

		4,043,896

INSURANCE – 2.57%
Aioi Insurance Co. Ltd.	931,000	3,453,963
Mitsui Sumitomo Insurance Group Holdings Inc.	1,024,100	24,805,733
Nipponkoa Insurance Co. Ltd.	1,862,000	13,949,062
Sompo Japan Insurance Inc.	1,862,000	9,381,839
Sony Financial Holdings Inc.	1,862	4,862,190
T&D Holdings Inc.	512,050	11,670,208
Tokio Marine Holdings Inc.	1,768,900	40,857,622

		108,980,617

INTERNET – 1.48%
Dena Co. Ltd.[a]	931	2,778,394
Matsui Securities Co. Ltd.[a]	281,700	1,632,418
Rakuten Inc.	17,811	9,210,860
SBI Holdings Inc.	43,757	3,546,354
SoftBank Corp.	1,955,100	23,977,924
Trend Micro Inc.	465,500	10,704,431
Yahoo! Japan Corp.[a]	38,181	11,031,498

		62,881,879

IRON & STEEL – 2.54%
Daido Steel Co. Ltd.	931,000	2,026,705
JFE Holdings Inc.	1,396,750	30,762,903
Kobe Steel Ltd.	7,448,000	9,058,327
Nippon Steel Corp.	13,965,000	37,251,418
Nisshin Steel Co. Ltd.	2,801,000	4,351,290
Sumitomo Metal Industries Ltd.	10,241,000	19,572,457
Tokyo Steel Manufacturing Co. Ltd.	279,900	2,783,410
Yamato Kogyo Co. Ltd.	93,100	1,926,797

		107,733,307

Security	Shares	Value
LEISURE TIME – 0.66%
Namco Bandai Holdings Inc.	558,698	$5,161,868
Sankyo Co. Ltd.	186,200	8,449,364
Sega Sammy Holdings Inc.	466,300	4,017,486
Shimano Inc.	186,200	6,184,782
Yamaha Motor Co. Ltd.	465,700	4,031,355

		27,844,855

MACHINERY – 0.28%
Hitachi Construction Machinery Co. Ltd.[a]	282,300	3,332,378
Japan Steel Works Ltd. (The)	931,000	8,525,484

		11,857,862

MACHINERY - CONSTRUCTION & MINING – 0.57%
Komatsu Ltd.	2,327,500	24,310,951

		24,310,951

MACHINERY - DIVERSIFIED – 0.55%
Amada Co. Ltd.	931,000	4,576,739
Kubota Corp.	2,793,000	13,587,490
Sumitomo Heavy Industries Ltd.	1,862,000	5,004,916

		23,169,145

MANUFACTURING – 2.14%
FUJIFILM Holdings Corp.	1,303,400	24,777,188
IHI Corp.	3,730,000	3,164,086
Kawasaki Heavy Industries Ltd.	3,724,000	6,508,294
Konica Minolta Holdings Inc.	1,396,500	10,861,429
Mitsubishi Heavy Industries Ltd.	8,379,000	23,806,653
Nikon Corp.	931,000	8,877,541
Olympus Corp.[a]	931,000	12,540,835

		90,536,026

MEDIA – 0.18%
Fuji Media Holdings Inc.	1,655	1,901,191
Jupiter Telecommunications Co. Ltd.	5,586	4,447,334
Tokyo Broadcasting System Inc.	93,100	1,222,684

		7,571,209

METAL FABRICATE & HARDWARE – 0.16%
Maruichi Steel Tube Ltd.	93,100	1,979,130
NSK Ltd.	931,000	2,921,120
NTN Corp.	931,000	2,074,281

		6,974,531

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
MINING – 0.71%
Dowa Holdings Co. Ltd.	931,000	$2,930,635
Mitsubishi Materials Corp.	2,793,000	6,593,929
Mitsui Mining & Smelting Co. Ltd.	1,862,000	2,664,214
OSAKA Titanium technologies Co. Ltd.[a]	78,400	1,690,674
Sumitomo Metal Mining Co. Ltd.	1,595,000	16,138,280

		30,017,732

OFFICE & BUSINESS EQUIPMENT – 2.32%
Canon Inc.	2,793,050	72,505,974
Ricoh Co. Ltd.	1,862,000	21,484,981
Seiko Epson Corp.	372,400	4,327,445

		98,318,400

OIL & GAS – 1.51%
Cosmo Oil Co. Ltd.	1,862,000	5,214,247
Idemitsu Kosan Co. Ltd.	34,000	2,627,012
INPEX Corp.	1,862	12,902,407
Japan Petroleum Exploration Co. Ltd.	93,100	3,453,963
Nippon Mining Holdings Inc.	2,327,500	8,230,518
Nippon Oil Corp.	3,724,500	17,928,760
Showa Shell Sekiyu K.K.	558,700	4,676,532
TonenGeneral Sekiyu K.K.	931,000	8,829,966

		63,863,405

PACKAGING & CONTAINERS – 0.11%
Toyo Seikan Kaisha Ltd.	372,400	4,799,391

		4,799,391

PHARMACEUTICALS – 6.23%
Alfresa Holdings Corp.	93,100	3,644,264
Astellas Pharma Inc.	1,210,330	40,696,875
Chugai Pharmaceutical Co. Ltd.	558,600	9,625,424
Daiichi Sankyo Co. Ltd.	1,768,969	28,764,164
Eisai Co. Ltd.	651,700	20,248,025
Hisamitsu Pharmaceutical Co. Inc.	93,100	2,825,970
Kyowa Hakko Kirin Co. Ltd.	931,000	7,298,043
Mediceo Paltac Holdings Co. Ltd.	372,400	3,946,842
Mitsubishi Tanabe Pharma Corp.	931,000	11,237,273
Ono Pharmaceutical Co. Ltd.	186,200	8,677,725
Santen Pharmaceutical Co. Ltd.	93,100	2,569,063
Shionogi & Co. Ltd.	931,000	15,281,169

Security	Shares	Value
Suzuken Co. Ltd.	186,200	$5,176,187
Taisho Pharmaceutical Co. Ltd.	794,000	14,363,330
Takeda Pharmaceutical Co. Ltd.	2,141,300	87,319,607
Tsumura & Co.	93,900	2,615,131

		264,289,092

REAL ESTATE – 1.92%
AEON Mall Co. Ltd.	187,000	2,010,568
Daito Trust Construction Co. Ltd.	186,200	5,918,361
Leopalace21 Corp.	372,400	2,100,923
Mitsubishi Estate Co. Ltd.	3,092,000	31,822,208
Mitsui Fudosan Co. Ltd.	2,138,000	21,916,439
Nomura Real Estate Holdings Inc.[a]	186,200	2,416,823
NTT Urban Development Corp.	2,793	1,998,160
Sumitomo Realty & Development Co. Ltd.	931,000	9,096,387
Tokyo Tatemono Co. Ltd.	931,000	2,093,311
Tokyu Land Corp.	931,000	2,140,886

		81,514,066

REAL ESTATE INVESTMENT TRUSTS – 0.56%
Japan Prime Realty Investment Corp.	931	1,506,232
Japan Real Estate Investment Corp.	931	6,993,561
Japan Retail Fund Investment Corp.	931	3,054,331
Nippon Building Fund Inc.	1,173	9,590,679
Nomura Real Estate Office Fund Inc.	520	2,657,264

		23,802,067

RETAIL – 3.04%
ABC-Mart Inc.	93,100	2,040,978
AEON Co. Ltd.	1,582,700	9,462,716
Citizen Watch Co. Ltd.	837,900	2,980,113
FamilyMart Co. Ltd.	186,200	6,298,963
Fast Retailing Co. Ltd.	93,100	9,467,474
Isetan Mitsukoshi Holdings Ltd.[a,b]	892,960	6,388,390
J. Front Retailing Co. Ltd.	1,071,000	3,294,711
Lawson Inc.	186,200	8,087,792
Marui Group Co. Ltd.	651,700	2,784,103
Nitori Co. Ltd.	93,100	4,938,311

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
Seven & I Holdings Co. Ltd.	2,141,380	$48,038,521
Shimamura Co. Ltd.	47,700	2,476,529
Takashimaya Co. Ltd.	931,000	4,852,675
UNY Co. Ltd.	931,000	6,917,441
USS Co. Ltd.	74,480	3,021,980
Yamada Denki Co. Ltd.	214,130	7,878,461

		128,929,158

SEMICONDUCTORS – 0.87%
Elpida Memory Inc.[a,b]	279,300	1,687,018
NEC Electronics Corp.[b]	93,100	469,092
Rohm Co. Ltd.	279,700	13,521,192
Shinko Electric Industries Co. Ltd.[a]	186,200	1,729,836
Sumco Corp.	279,300	3,531,035
Tokyo Electron Ltd.	465,552	15,891,907

		36,830,080

SHIPBUILDING – 0.06%
Mitsui Engineering & Shipbuilding Co. Ltd.	1,862,000	2,740,334

		2,740,334

SOFTWARE – 0.27%
Konami Corp.	280,100	4,013,493
Nomura Research Institute Ltd.	186,200	2,959,180
Oracle Corp.	93,100	2,930,635
Square Enix Holdings Co. Ltd.	93,100	1,665,134

		11,568,442

STORAGE & WAREHOUSING – 0.06%
Mitsubishi Logistics Corp.	319,000	2,575,604

		2,575,604

TELECOMMUNICATIONS – 4.12%
Hikari Tsushin Inc.	93,100	1,520,505
KDDI Corp.	7,448	39,354,244
Nippon Telegraph and Telephone Corp.	1,401,000	60,853,901
NTT Data Corp.	2,793	7,010,688
NTT DoCoMo Inc.	41,895	65,896,474

		174,635,812

TEXTILES – 0.82%
Kuraray Co. Ltd.	931,000	6,926,956
Mitsubishi Rayon Co. Ltd.	931,000	1,712,709
Nisshinbo Industries Inc.	931,000	6,746,170

Security	Shares	Value
Teijin Ltd.	2,793,000	$4,909,766
Toray Industries Inc.[a]	3,724,000	14,272,574

		34,568,175

TOYS, GAMES & HOBBIES – 1.92%
Nintendo Co. Ltd.	279,300	81,325,127

		81,325,127

TRANSPORTATION – 5.35%
Central Japan Railway Co.	4,552	27,680,924
East Japan Railway Co.	934,000	55,842,403
Hankyu Hanshin Holdings Inc.	2,798,800	12,929,200
Kawasaki Kisen Kaisha Ltd.	1,862,000	5,956,421
Keihin Electric Express Railway Co. Ltd.[a]	935,000	6,593,592
Keio Corp.	1,862,000	9,705,350
Kintetsu Corp.[a]	4,659,000	18,903,603
Mitsui O.S.K. Lines Ltd.	2,793,000	14,443,845
Nippon Express Co. Ltd.	1,862,000	5,404,548
Nippon Yusen Kabushiki Kaisha	2,793,000	11,703,511
Odakyu Electric Railway Co. Ltd.	931,000	6,888,896
Tobu Railway Co. Ltd.	2,793,000	13,987,122
Tokyu Corp.	2,793,000	10,904,246
West Japan Railway Co.	4,655	16,556,186
Yamato Holdings Co. Ltd.	931,000	9,172,507

		226,672,354

VENTURE CAPITAL – 0.03%
JAFCO Co. Ltd.	93,100	1,381,585

		1,381,585

TOTAL COMMON STOCKS (Cost: $7,193,128,129)		4,230,465,447

SHORT-TERM INVESTMENTS – 3.84%

MONEY MARKET FUNDS – 3.84%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[c,d,e]	138,925,053	138,925,053
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[c,d,e]	23,224,198	23,224,198

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[c,d]	604,158	$ 604,158

		162,753,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,753,409)		162,753,409

TOTAL INVESTMENTS IN SECURITIES – 103.62%
(Cost: $7,355,881,538)		4,393,218,856

Other Assets, Less Liabilities – (3.62)%		(153,594,830)

NET ASSETS – 100.00%		$4,239,624,026

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2009

iShares MSCI Japan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$7,193,128,129
Affiliated issuers (Note 2)	162,753,409

Total cost of investments	$7,355,881,538

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,230,465,447
Affiliated issuers (Note 2)	162,753,409

Total fair value of investments	4,393,218,856
Foreign currency, at value[b]	1,306,357
Receivables:
Investment securities sold	3,785,576
Dividends and interest	6,991,556

Total Assets	4,405,302,345

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	162,149,251
Capital shares redeemed	1,443,234
Investment advisory fees (Note 2)	2,085,834

Total Liabilities	165,678,319

NET ASSETS	$4,239,624,026

Net assets consist of:
Paid-in capital	$7,744,540,060
Distributions in excess of net investment income	(4,921,237)
Accumulated net realized loss	(536,895,904)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(2,963,098,893)

NET ASSETS	$4,239,624,026

Shares outstanding[c]	558,600,000

Net asset value per share	$7.59

[a]	Securities on loan with market value of $152,870,745. See Note 5.
[b]	Cost of foreign currency: $1,339,597.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2009

iShares MSCI Japan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$59,996,132
Interest from affiliated issuers (Note 2)	3,406
Securities lending income from affiliated issuers (Note 2)	1,107,027

Total investment income	61,106,565

EXPENSES
Investment advisory fees (Note 2)	15,696,985

Total expenses	15,696,985

Net investment income	45,409,580

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(93,326,346)
In-kind redemptions	(65,309,250)
Foreign currency transactions	8,022,729

Net realized loss	(150,612,867)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,352,317,776)
Translation of assets and liabilities in foreign currencies	(458,088)

Net change in unrealized appreciation (depreciation)	(2,352,775,864)

Net realized and unrealized loss	(2,503,388,731)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,457,979,151)

[a]	Net of foreign withholding tax of $4,488,401.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,409,580	$101,126,035
Net realized gain (loss)	(150,612,867)	632,241,422
Net change in unrealized appreciation (depreciation)	(2,352,775,864)	(2,458,735,947)

Net decrease in net assets resulting from operations	(2,457,979,151)	(1,725,368,490)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,531,514)	(145,335,547)

Total distributions to shareholders	(45,531,514)	(145,335,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	852,414,599	1,033,469,389
Cost of shares redeemed	(1,608,816,226)	(3,443,234,963)

Net decrease in net assets from capital share transactions	(756,401,627)	(2,409,765,574)

DECREASE IN NET ASSETS	(3,259,912,292)	(4,280,469,611)

NET ASSETS
Beginning of period	7,499,536,318	11,780,005,929

End of period	$4,239,624,026	$7,499,536,318

Distributions in excess of net investment income included in net assets at end of period	$(4,921,237)	$(4,799,303)

SHARES ISSUED AND REDEEMED
Shares sold	88,200,000	79,200,000
Shares redeemed	(175,200,000)	(270,600,000)

Net decrease in shares outstanding	(87,000,000)	(191,400,000)

See notes to financial statements.

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of period	$11.62	$14.07	$13.80	$10.99	$9.89	$8.29

Income from investment operations:
Net investment income[a]	0.07	0.14	0.10	0.06	0.06	0.03
Net realized and unrealized gain (loss)[b]	(4.03)	(2.39)	0.27	2.81	1.08	1.57

Total from investment operations	(3.96)	(2.25)	0.37	2.87	1.14	1.60

Less distributions from:
Net investment income	(0.07)	(0.20)	(0.10)	(0.06)	(0.04)	(0.00)[c]

Total distributions	(0.07)	(0.20)	(0.10)	(0.06)	(0.04)	(0.00)[c]

Net asset value, end of period	$7.59	$11.62	$14.07	$13.80	$10.99	$9.89

Total return	(34.15)%[d]	(16.13)%	2.68%	26.10%	11.58%	19.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,239,624	$7,499,536	$11,780,006	$13,724,590	$7,248,107	$5,863,332
Ratio of expenses to average net assets[e]	0.56%	0.52%	0.52%	0.54%	0.57%	0.64%[f]
Ratio of net investment income to average net assets[e]	1.61%	1.11%	0.68%	0.48%	0.59%	0.28%
Portfolio turnover rate[g]	1%	4%	3%	8%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”). Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Fund. The Fund considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2009, the value of each of the Fund’s investments was classified as a Level 1 price.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2009.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562, $8,733,802, $68,122,871, $27,817,841 and $44,443,527 expiring in 2009, 2010, 2011, 2012, 2013, 2014, 2015 and 2016, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 28, 2009, the cost of investments for federal income tax purposes was $7,408,264,859. Net unrealized depreciation was $3,015,046,003, of which $3,015,046,003 represented gross unrealized depreciation on securities and $0 represented gross unrealized appreciation on securities.

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2009, BGI earned securities lending agent fees of $1,107,027.

Cross trades for the six months ended February 28, 2009 were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest in certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2009, aggregated $85,517,701 and $100,440,376, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2009, aggregated $825,293,630 and $1,560,985,082, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI Japan Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Fund’s shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	19

Notes:

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iSHARES FAMILY OF FUNDS	21

The iShares® Family of Funds (Continued)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor rare they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0569-0409

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds BGFA is a subsidiary of Barclays Global Investors. N.A. (BGI). Neither of which is affiliated with SEI.

The iShares funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does the company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI. Nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve month period June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737: on the Fund’s website at www. iShares.com: and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. The Fund’s Form N Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. information the operation of the Public Reference Room may be obtained by calling 1-800 SEC 0330. The Fund also discloses its complete scheduled of portfolio holdings on a monthly basis on the Fund’s website.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus. BARCLAYS GLOBAL INVESTORS LET’S BUILD A BETTER INVESTMENT WORLD.* BGI-SAR-81-0209

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2009

Would you prefer to receive materials like this electronically? See inside cover for details.

ishares MSCI Emerging Markets Index Fund

iSHARES®

iShares® Dear iShares Shareholder: Electronic delivery is the easiest most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment To that end, we are pleased to offer shareholder reports and prospectuses online. To sign up for electronic delivery, please follow these simple steps: 1. Go to www.icsdelivery.com. 2. From the main page, select the first letter of your brokerage firm’s name. 3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser 4. Fill out the appropriate information and provide the e-mail address where you would like your information sent. Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 28, 2009

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2009, the total return for the Fund was (45.83)%, while the total return for the Index was (47.28)%.

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(53.52)%	(53.20)%	(56.17)%	3.73%	3.41%	3.36%	13.05%	12.92%	12.49%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(53.52)%	(53.20)%	(56.17)%	20.11%	18.24%	17.96%	106.15%	104.73%	100.28%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
Financial	20.00%

Communications	16.61

Energy	15.15

Basic Materials	13.51

Technology	12.52

Consumer Non-Cyclical	6.36

Industrial	5.84

Utilities	4.65

Consumer Cyclical	3.06

Diversified	1.55

Exchange-Traded Funds	0.34

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	3.90%

Samsung Electronics Co. Ltd. GDR Reg S (South Korea)	3.52

Chunghwa Telecom Co. Ltd. ADR (Taiwan)	3.34

China Mobile Ltd. (China)	3.10

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	2.55

Petroleo Brasileiro SA ADR (Brazil)	2.39

Teva Pharmaceutical Industries Ltd. (Israel)	2.26

POSCO ADR (South Korea)	2.12

OAO Gazprom SP ADR (Russia)	1.97

Sociedad Quimica y Minera de Chile SA Series B SP ADR (Chile)	1.67

TOTAL	26.82%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/08)	Ending Account Value (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/08 to 2/28/09)
Actual	$1,000.00	$ 541.70	0.73%	$2.79
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.73	3.66

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
COMMON STOCKS – 89.94%

ARGENTINA – 0.10%
Petrobras Energia Participaciones SA SP ADR	3,339,752	$16,765,555

		16,765,555

BRAZIL – 5.36%
Centrais Eletricas Brasileiras SA SP ADR	938,808	10,139,126
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	696,592	13,876,113
Companhia Siderurgica Nacional SP ADR[a]	4,294,472	56,729,975
Companhia Vale do Rio Doce ADR[a]	17,678,232	227,872,410
CPFL Energia SA ADR[a]	353,600	13,861,120
Empresa Brasileira de Aeronautica SA ADR	4,354,584	47,073,053
Gafisa SA ADR[a]	1,469,451	12,137,665
Perdigao SA ADR[a]	263,843	6,416,662
Petroleo Brasileiro SA ADR	14,647,880	406,185,712
TAM SA SP ADR[a]	1,883,622	12,544,923
Tim Participacoes SA ADR[a]	168,175	2,383,040
Unibanco - Uniao de Bancos Brasileiros SA SP ADR	1,703,592	89,148,969
Vivo Participacoes SA ADR[a]	884,000	14,329,640

		912,698,408

CHILE – 3.42%
Banco Santander Chile SA ADR[a]	3,364,504	117,522,125
Empresa Nacional de Electricidad SA SP ADR	65,416	2,371,984
Enersis SA SP ADR	9,833,616	141,800,743
LAN Airlines SA SP ADR[a]	4,484,553	36,997,562
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	9,854,832	284,016,258

		582,708,672

CHINA – 18.14%
Agile Property Holdings Ltd.	24,752,000	8,394,403
Air China Ltd. Class Ha	45,968,000	12,507,251

Security	Shares	Value
Aluminum Corp. of China Ltd. Class Ha	42,432,000	$20,245,058
Angang New Steel Co. Ltd. Class Ha	24,753,320	20,971,168
Anhui Conch Cement Co. Ltd. Class Ha,b	3,536,000	14,955,809
Bank of China Ltd. Class H	251,056,000	70,251,263
Bank of Communications Co. Ltd. Class Ha	83,202,000	50,533,394
Beijing Capital International Airport Co. Ltd. Class Ha	28,292,000	10,579,995
Beijing Enterprises Holdings Ltd.[a]	7,072,000	27,768,559
Belle International Holdings Ltd.[a]	26,534,000	11,325,425
Chaoda Modern Agriculture (Holdings) Ltd.[a]	10,961,942	6,360,977
China Agri-Industries Holdings Ltd.[b]	24,752,000	11,267,013
China CITIC Bank Class H	24,752,000	8,968,926
China Coal Energy Co. Class Ha	22,984,000	14,255,895
China Communications Construction Co. Ltd. Class Ha	47,736,000	46,536,275
China Construction Bank Class Ha	341,616,000	174,003,948
China COSCO Holdings Co. Ltd. Class Ha	24,752,000	13,533,183
China Everbright Ltd.[a]	39,124,000	43,892,094
China High Speed Transmission Equipment Group Co. Ltd.[a]	3,536,000	4,614,414
China Huiyuan Juice Group Ltd.[a]	4,420,000	5,129,660
China Life Insurance Co. Ltd. Class Ha	90,168,000	253,473,598
China Mengniu Dairy Co. Ltd.[a]	12,376,000	15,480,174
China Merchants Bank Co. Ltd. Class Ha	28,288,000	41,949,219

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
China Merchants Holdings (International) Co. Ltd.[a]	14,144,000	$23,455,085
China Mobile Ltd.[a]	60,112,000	527,101,059
China National Building Material Co. Ltd. Class Ha	17,680,000	20,518,640
China Overseas Land & Investment Ltd.[a]	51,444,960	68,594,164
China Petroleum & Chemical Corp. Class H	219,232,000	114,494,011
China Railway Construction Corp. Class Ha,b	16,796,000	20,575,636
China Railway Group Ltd. Class Ha,b	35,360,000	19,606,700
China Resources Enterprise Ltd.[a]	24,766,000	35,193,403
China Resources Land Ltd.[a]	53,040,000	57,794,169
China Resources Power Holdings Co. Ltd.[a]	17,680,000	33,285,794
China Shenhua Energy Co. Ltd. Class H	18,564,000	36,865,156
China Shipping Container Lines Co. Ltd. Class Ha	83,096,000	11,679,666
China Shipping Development Co. Ltd. Class Ha	31,842,000	25,129,020
China Telecom Corp. Ltd. Class Ha	49,504,000	16,916,479
China Travel International Investment Hong Kong Ltd.[a]	159,120,951	22,570,638
China Unicom (Hong Kong) Ltd.	42,432,000	38,465,610
China Yurun Food Group Ltd.[a]	3,536,000	4,185,803
CITIC Pacific Ltd.[a]	19,888,000	20,798,679
CNOOC Ltd.[a]	203,320,000	178,284,182
COSCO Pacific Ltd.[a]	10,608,000	7,797,083
Datang International Power Generation Co. Ltd. Class Ha	28,304,000	11,971,414
Denway Motors Ltd.[a]	67,184,000	20,185,782

Security	Shares	Value
Dongfang Electric Corp. Ltd. Class H	7,072,000	$12,949,542
Dongfeng Motor Group Co. Ltd. Class H	28,288,000	10,505,544
Fosun International Ltd.	7,072,000	2,079,222
GOME Electrical Appliances Holdings Ltd.[a]	67,776,000	9,788,536
Guangdong Investment Ltd.	24,756,110	10,406,958
Guangshen Railway Co. Ltd. Class Ha	113,222,363	33,580,244
Guangzhou R&F Properties Co. Ltd.[a]	1,414,400	1,076,089
Harbin Power Equipment Co. Ltd. Class Ha	10,608,000	6,237,666
Hengan International Group Co. Ltd.	3,536,000	12,858,348
Huaneng Power International Inc. Class Ha	38,896,000	25,730,374
Industrial and Commercial Bank of China Ltd. Class Ha	461,448,000	189,222,894
Jiangsu Expressway Co. Ltd. Class H	10,614,000	7,103,465
Jiangxi Copper Co. Ltd. Class Ha	35,378,000	26,003,508
Lenovo Group Ltd.[a]	74,256,000	13,788,526
Li Ning Co. Ltd.[a]	7,072,000	8,845,814
Maanshan Iron & Steel Co. Ltd. Class Ha	49,504,000	14,682,226
Parkson Retail Group Ltd.[a]	4,420,000	3,602,161
PetroChina Co. Ltd. Class Ha	215,696,000	153,812,285
PICC Property and Casualty Co. Ltd. Class Ha,b	21,216,000	9,630,082
Ping An Insurance (Group) Co. of China Ltd. Class Ha	19,451,500	93,559,033
Shanghai Industrial Holdings Ltd.	7,076,000	16,241,705
Shimao Property Holdings Ltd.	10,608,000	5,512,675
Shui On Land Ltd.	26,520,000	6,121,394
Sinofert Holdings Ltd.[a]	58,070,000	26,582,999

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
Sino-Ocean Land Holdings Ltd.[a]	46,852,000	$22,837,246
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	42,456,000	9,635,528
Tencent Holdings Ltd.[a]	8,840,000	51,239,603
Tingyi (Cayman Islands) Holding Corp.[a]	3,536,000	3,921,340
Yanzhou Coal Mining Co. Ltd. Class Ha	38,896,800	22,470,652
Zhejiang Expressway Co. Ltd. Class Ha	38,896,000	25,529,748
Zijin Mining Group Co. Ltd. Class Ha	95,472,000	51,337,637

		3,089,358,918

COLOMBIA – 0.31%
Bancolombia SA SP ADR	3,139,968	52,123,469

		52,123,469

CZECH REPUBLIC – 1.56%
Central European Media Enterprises Ltd. Class Ab	32,660	192,530
CEZ AS	6,152,993	186,516,263
Komercni Banka ASa	493,991	37,190,435
Unipetrol AS	8,125,838	41,714,181

		265,613,409

EGYPT – 0.48%
Orascom Construction Industries Co. GDR[a]	1,264,425	51,095,414
Orascom Telecom Holding SAE GDR[a,c]	1,798,198	30,569,366

		81,664,780

HUNGARY – 0.93%
Magyar Telekom Telecommunications PLC	4,398,784	10,193,167
MOL Hungarian Oil and Gas PLC[a]	1,037,816	39,129,073
OTP Bank Rta,b	4,604,472	31,307,188
Richter Gedeon Rta	744,328	77,269,527

		157,898,955

Security	Shares	Value
INDIA – 5.78%
HDFC Bank Ltd. ADR[a]	4,481,880	$228,575,880
ICICI Bank Ltd. SP ADR[a]	10,178,376	126,822,565
Infosys Technologies Ltd. SP ADR[a]	8,414,373	203,627,827
Mahanagar Telephone Nigam Ltd. ADR[a]	6,872,700	19,243,560
Reliance Industries Ltd. GDR[d]	3,802,968	185,394,690
Satyam Computer Services Ltd. ADR[a]	7,257,844	9,435,197
Tata Communications Ltd. ADR[a]	9,614,384	152,484,130
Wipro Ltd. ADR[a]	10,220,808	58,156,398

		983,740,247

INDONESIA – 1.43%
PT Aneka Tambang Tbk	193,596,000	19,391,919
PT Astra Agro Lestari Tbk	4,420,000	4,740,985
PT Astra International Tbk	27,411,000	25,855,117
PT Bank Central Asia Tbk	159,190,000	31,226,753
PT Bank Danamon Indonesia Tbk	31,824,487	6,973,228
PT Bank Mandiri Tbk	79,560,000	11,555,459
PT Bank Rakyat Indonesia Tbk	71,049,061	22,091,632
PT Bumi Resources Tbk	209,218,500	13,447,266
PT Indofood Sukses Makmur Tbk	22,100,000	1,623,372
PT Indosat Tbk	1,158,560	406,173
PT International Nickel Indonesia Tbk	5,331,000	967,857
PT Perusahaan Gas Negara Tbk	167,962,500	26,638,459
PT Semen Gresik (Persero) Tbk	12,376,000	3,615,693
PT Telekomunikasi Indonesia Tbk	109,616,500	57,644,737
PT Unilever Indonesia Tbk	884,000	594,007
PT United Tractors Tbk	38,183,150	17,051,741

		243,824,398

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
ISRAEL – 4.54%
Africa Israel Investments Ltd.[a]	432,065	$3,345,383
Bank Hapoalim Ltd.[b]	18,908,760	33,796,592
Bank Leumi le-Israel[a]	25,079,080	44,643,642
Check Point Software Technologies Ltd.[b]	1,727,336	37,949,572
Discount Investment Corp. Ltd.	104,312	918,372
Elbit Systems Ltd.[a]	1,260,584	56,008,388
Israel Chemicals Ltd.[a]	10,728,224	84,101,327
Israel Corp. Ltd. (The)[a]	30,056	8,692,446
Israel Discount Bank Ltd. Class Aa	29,433,664	19,807,980
Koor Industries Ltd.[b]	560,669	6,338,597
Makhteshim-Agan Industries Ltd.[a]	5,169,632	17,457,390
Mizrahi Tefahot Bank Ltd.	9,474,712	42,507,994
NICE Systems Ltd.[b]	274,040	5,584,842
Teva Pharmaceutical Industries Ltd.	8,405,072	384,389,418
Teva Pharmaceutical Industries Ltd. SP ADR	618,800	27,586,104

		773,128,047

MALAYSIA – 0.40%
AMMB Holdings Bhd	9,752,175	6,523,370
Bumiputra-Commerce Holdings Bhd	2,034,000	3,785,462
Bursa Malaysia Bhd	2,930,800	3,952,529
Gamuda Bhd	12,166,000	6,497,284
Genting Bhd	3,359,400	3,135,138
IGB Corp. Bhd	4,577,800	1,691,594
IJM Corp. Bhd	3,701,200	3,693,713
IOI Corp. Bhd	5,265,000	5,254,349
MMC Corp. Bhd	3,896,000	1,481,688
Resorts World Bhd	19,905,500	11,865,450
Sime Darby Bhd	1,501,673	2,288,456
SP Setia Bhd	4,821,300	4,239,363
Tenaga Nasional Bhd	3,152,700	5,484,805
YTL Corp. Bhd	4,480,400	8,398,862
YTL Power International Bhd	306,160	160,202

		68,452,265

Security	Shares	Value
MEXICO – 4.81%
Alfa SAB de CV Series Aa	7,276,900	$10,050,814
America Movil SAB de CV Series L	174,678,400	225,860,017
Cemex SAB de CV Series CPO[b]	83,681,003	45,610,437
Desarrolladora Homex SAB de CVb	1,800,300	3,798,487
Empresas ICA SAB de CVb	12,199,200	18,159,891
Fomento Economico Mexicano SAB de CV BD Units	32,000,800	74,669,913
Grupo Bimbo SAB de CV Series A	530,400	1,513,354
Grupo Carso SA de CV Series A1	1,592,841	3,087,214
Grupo Financiero Banorte SAB de CV Series O	18,752,056	20,006,470
Grupo Mexico SA de CV Series B	56,743,206	32,545,843
Grupo Modelo SAB de CV Series C	21,746,498	56,568,306
Grupo Televisa SA Series CPO	34,476,000	85,291,875
Industrias Penoles SAB de CV	1,768,088	15,738,066
Kimberly-Clark de Mexico SAB de CV Series Aa	12,562,500	39,317,294
Telefonos de Mexico SAB de CV Series L	75,847,200	53,109,108
Telmex Internacional SAB de CV Series L	80,992,800	31,202,407
Urbi Desarrollos Urbanos SA de CVa,b	6,056,600	5,148,521
Wal-Mart de Mexico SAB de CV Series Va	51,802,400	97,517,108

		819,195,125

PERU – 0.87%
Compania de Minas Buenaventura SA ADR	5,657,600	108,965,376
Southern Copper Corp.[a]	2,885,376	39,558,505

		148,523,881

PHILIPPINE ISLANDS – 1.58%
Ayala Corp.	7,710,113	30,341,088
Ayala Land Inc.	60,524,200	6,946,824

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
Bank of the Philippine Islands	49,374,840	$34,913,547
Globe Telecom Inc.	813,280	13,085,157
Jollibee Foods Corp.[e]	63,848,900	53,000,214
Manila Electric Co.	18,848,202	34,768,153
Metropolitan Bank & Trust Co.	707,240	300,784
Philippine Long Distance Telephone Co.	1,013,090	44,954,701
SM Investments Corp.	3,395,851	13,363,464
SM Prime Holdings Inc.	244,440,820	36,573,436

		268,247,368

RUSSIA – 5.50%
Comstar United Telesystems GDR	397,840	1,074,168
JSC MMC Norilsk Nickel ADR	8,508,881	39,991,741
LUKOIL SP ADR	5,105,984	163,595,727
Mechel OAO ADR[a]	1,702,584	5,959,044
Mobile TeleSystems SP ADR	2,121,600	50,260,704
Novolipetsk Steel GDR[c]	857,480	8,454,753
OAO Gazprom SP ADR	25,858,768	335,905,395
OAO NOVATEK SP GDR[c]	850,408	19,984,588
OAO Rosneft Oil Co. GDR[a]	10,889,250	38,330,160
OAO Tatneft SP ADR[c]	594,048	21,148,109
PIK Group GDR[b,c]	2,231,216	1,160,232
Polyus Gold SP ADR	2,124,166	39,615,696
Rostelecom SP ADR[a]	1,265,891	60,914,675
Sberbank GDR[a,c]	693,202	42,259,258
Surgutneftegaz SP ADR[a]	6,020,040	34,434,629
Uralkali SP GDR[c]	1,637,168	10,477,875
Vimpel-Communications SP ADR	7,818,096	40,966,823
VTB Bank OJSC GDR[a,c]	7,867,600	8,418,332
Wimm-Bill-Dann Foods OJSC ADR[a,b]	447,837	13,269,410

		936,221,319

SOUTH AFRICA – 8.85%
Absa Group Ltd.	579,904	5,138,280
African Bank Investments Ltd.	18,337,707	38,429,860
African Rainbow Minerals Ltd.	440,232	4,952,582
Anglo Platinum Ltd.	746,831	28,690,296
AngloGold Ashanti Ltd.[a]	2,304,415	68,252,622
ArcelorMittal South Africa Ltd.	5,558,679	40,924,318
Aveng Ltd.	2,548,553	6,533,450

Security	Shares	Value
Barloworld Ltd.	3,589,174	$10,787,711
Bidvest Group Ltd.	3,921,442	32,403,772
Exxaro Resources Ltd.	2,570,672	17,275,162
FirstRand Ltd.	46,155,862	55,371,411
Foschini Ltd.	8,666,792	35,790,585
Gold Fields Ltd.	7,310,680	76,058,147
Harmony Gold Mining Co. Ltd.[a,b]	3,990,376	48,764,862
Impala Platinum Holdings Ltd.	6,366,568	75,166,638
Imperial Holdings Ltd.	4,922,112	21,708,354
Investec Ltd.	6,002,837	18,048,253
Kumba Iron Ore Ltd.	657,696	10,541,994
Liberty Holdings Ltd.	1,265,254	8,060,491
Massmart Holdings Ltd.	747,864	5,390,547
MTN Group Ltd.	16,155,106	138,318,395
Murray & Roberts Holdings Ltd.	3,337,984	12,315,764
Naspers Ltd. Class N	5,684,120	87,147,641
Nedbank Group Ltd.	5,053,279	37,857,459
Netcare Ltd.[b]	27,978,610	23,955,005
Northam Platinum Ltd.	452,789	984,059
Pick’n Pay Stores Ltd.	8,004,236	24,703,202
Pretoria Portland Cement Co. Ltd.	5,955,110	17,608,320
Reinet Investments SCA[b]	1	1
Remgro Ltd.	1,446,397	9,547,127
Reunert Ltd.	2,497,014	9,257,684
Sanlam Ltd.	28,233,631	42,949,861
Sappi Ltd.	1,606,123	3,038,114
Sasol Ltd.	7,115,117	178,506,594
Shoprite Holdings Ltd.	18,063,656	89,702,341
Standard Bank Group Ltd.	14,027,324	90,773,663
Steinhoff International Holdings Ltd.[a]	2,972,008	3,319,820
Telkom South Africa Ltd.	2,141,199	21,118,880
Tiger Brands Ltd.	3,009,136	37,896,929
Truworths International Ltd.	14,727,531	45,658,352
Woolworths Holdings Ltd.	19,915,247	23,594,150

		1,506,542,696

SOUTH KOREA – 11.12%
Daelim Industrial Co. Ltd.	199,100	5,245,282
Doosan Heavy Industries & Construction Co. Ltd.[b]	231,790	9,038,828

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
Hyundai Development Co.	212,800	$3,968,751
Hyundai Engineering & Construction Co. Inc.	325,410	10,928,344
Hyundai Heavy Industries Co. Ltd.	375,500	43,463,482
KB Financial Group Inc. SP ADR[a,b]	10,208,432	192,122,690
Korea Electric Power Corp. SP ADR[b]	23,625,784	180,264,732
KT Corp. SP ADR[a,b]	13,421,072	161,321,285
LG Display Co. Ltd. ADR[a,b]	11,606,920	96,685,644
NHN Corp.[b]	187,575	16,268,324
POSCO ADR[a]	7,199,296	361,188,680
Samsung Electronics Co. Ltd. GDR[a,c,d]	3,933,800	599,904,500
Samsung Engineering Co. Ltd.	187,990	5,504,239
Samsung Heavy Industries Co. Ltd.	2,036,070	28,811,685
Shinhan Financial Group Co. Ltd. ADR[b]	529,152	15,689,357
SK Telecom Co. Ltd. ADR[a]	12,220,416	163,631,370

		1,894,037,193

TAIWAN – 12.08%
Asia Cement Corp.	3,234,060	2,416,414
AU Optronics Corp. SP ADR[a]	23,857,392	171,534,649
Catcher Technology Co. Ltd.	3,521,100	5,977,448
Cheng Shin Rubber Industry Co. Ltd.	3,508,650	2,932,957
Chunghwa Telecom Co. Ltd. ADR[a]	37,046,660	568,666,231
CMC Magnetics Corp.[b]	8,136,000	1,197,173
Compal Communications Inc.	2,598,750	1,696,220
Epistar Corp.	2,314,345	2,895,292
Evergreen Marine Corp. Ltd.	10,170,000	3,872,178
Far Eastern Textile Ltd.	5,186,700	3,103,274
Foxconn Technology Co. Ltd.	1,174,800	2,724,154
HannStar Display Corp.	11,767,963	1,391,343
Hon Hai Precision Industry Co. Ltd.	5,847,750	11,668,213
HTC Corp.	4,063,800	44,789,459
Macronix International Co. Ltd.	22,176,448	7,205,608
MediaTek Inc.	3,176,450	27,643,840

Security	Shares	Value
MiTAC International Corp.	7,403,728	$2,712,959
Siliconware Precision Industries Co. SP ADR[a]	58,914,352	260,990,579
Synnex Technology International Corp.	4,474,800	5,149,706
Taiwan Cement Corp.	7,190,190	5,392,925
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[a]	88,092,368	664,216,455
Tatung Co. Ltd.[b]	14,763,000	2,239,924
U-Ming Marine Transport Corp.	2,034,000	2,617,360
Uni-President Enterprises Co.	6,407,100	4,787,235
United Microelectronics Corp. SP ADR[a]	130,382,928	230,777,783
Yang Ming Marine Transport Corp.	16,238,978	4,169,979
Yuanta Financial Holding Co. Ltd.	38,829,000	14,172,588

		2,056,941,946

THAILAND – 1.67%
Bangkok Bank PCL	7,972,800	16,417,181
Banpu PCL	2,511,000	14,574,627
IRPC PCL	128,003,200	6,615,975
Kasikornbank PCL	16,172,200	19,891,180
Krung Thai Bank PCL	55,515,200	6,352,485
PTT Aromatics & Refining PCL	27,765,286	7,674,208
PTT Chemical PCL	10,675,968	8,704,839
PTT Exploration and Production PCL	27,103,400	66,672,266
PTT PCL	15,752,800	67,922,521
Ratchaburi Electricity Generating Holding PCL	57,479,900	60,371,371
Siam Cement PCL	2,544,600	6,962,836
Thai Oil PCL NVDR	2,475,200	1,641,924
TMB Bank PCL NVDR[b]	15,558,400	210,713

		284,012,126

TURKEY – 1.01%
Akbank TAS[a]	8,172,129	18,827,909
Anadolu Efes Biracilik ve Malt Sanayii AS	373,048	2,367,932
Arcelik ASa	3,521,856	3,601,651
Asya Katilim Bankasi ASa,b	12,577,552	7,392,255

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
BIM Birlesik Magazalar AS	137,904	$2,715,204
Enka Insaat ve Sanayi ASa	176,800	644,251
Eregli Demir ve Celik Fabrikalari TAS[a]	7,079,937	14,314,251
Migros Turk TAS	1	5
Petkim Petrokimya Holding ASa,b	4,538,456	10,669,619
Tupras-Turkiye Petrol Rafinerileri ASa	1,369,372	12,474,810
Turk Sise ve Cam Fabrikalari ASa,b	22,554,376	12,593,175
Turkcell Iletisim Hizmetleri ASa	1,615,657	8,023,922
Turkiye Garanti Bankasi ASa,b	26,507,624	32,249,423
Turkiye Is Bankasi ASa	5,304,000	10,224,879
Turkiye Vakiflar Bankasi TAO	28,042,248	17,799,893
Yapi ve Kredi Bankasi ASa,b	18,208,689	17,658,078

		171,557,257

TOTAL COMMON STOCKS (Cost: $28,263,488,854)		15,313,256,034

PREFERRED STOCKS – 9.31%

BRAZIL – 9.31%
Aracruz Celulose SA SP ADR[a]	1,630,096	11,622,585
Banco Bradesco SA SP ADR	28,454,192	248,120,554
Banco Itau Holding Financiera SA ADR[a]	28,514,304	261,761,311
Brasil Telecom Participacoes SA ADR	987,918	30,981,108
Centrais Eletricas Brasileiras SA ADR	224,536	2,240,869
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR[a]	1,911,208	46,308,570
Companhia de Bebidas das Americas ADR[a]	3,019,744	122,178,842
Companhia Energetica de Minas Gerais SP ADR	2,963,206	40,477,394
Companhia Paranaense de Energia SP ADR[a]	530,400	4,874,376

Security	Shares	Value
Companhia Vale do Rio Doce SP ADR[a]	24,721,944	$275,649,676
Gerdau SA SP ADR	7,639,610	39,955,160
Net Servicos de Comunicacao SA ADR[a]	2,652,084	16,522,483
Petroleo Brasileiro SA SP ADR[a]	19,370,208	433,505,255
Tele Norte Leste Participacoes SA ADR	3,324,072	40,287,753
Votorantim Celulose e Papel SA SP ADR[b]	1,983,696	9,482,067

		1,583,968,003

TOTAL PREFERRED STOCKS (Cost: $2,777,456,415)		1,583,968,003

EXCHANGE-TRADED FUNDS – 0.34%
iShares MSCI Malaysia Index Fund[a,e]	984,557	6,872,208
iShares MSCI South Korea Index Fund[a,e]	1,154,371	25,165,288
iShares MSCI Taiwan Index Fund[a,e]	3,848,936	26,249,743

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $114,254,169)		58,287,239

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.49%

MONEY MARKET FUNDS – 10.49%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.83%[e,f,g]	1,514,643,911	$1,514,643,911
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.53%[e,f,g]	253,204,075	253,204,075
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[e,f]	18,450,911	18,450,911

		1,786,298,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,786,298,897)		1,786,298,897

TOTAL INVESTMENTS IN SECURITIES – 110.08%
(Cost: $32,941,498,335)		18,741,810,173

Other Assets, Less Liabilities – (10.08)%		(1,715,861,028)

NET ASSETS – 100.00%		$17,025,949,145

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2009

iShares MSCI Emerging Markets Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$30,973,082,536
Affiliated issuers (Note 2)	1,968,415,799

Total cost of investments	$32,941,498,335

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$16,844,223,823
Affiliated issuers (Note 2)	1,897,586,350

Total fair value of investments	18,741,810,173
Foreign currencies, at value[b]	11,964,119
Receivables:
Investment securities sold	8,328,286
Due from custodian (Note 4)	3,413,150
Dividends and interest	42,070,698

Total Assets	18,807,586,426

LIABILITIES
Payables:
Investment securities purchased	3,413,150
Securities related to in-kind transactions (Note 4)	54,126
Collateral for securities on loan (Note 5)	1,767,847,986
Investment advisory fees (Note 2)	10,322,019

Total Liabilities	1,781,637,281

NET ASSETS	$17,025,949,145

Net assets consist of:
Paid-in capital	$32,444,575,210
Undistributed net investment income	20,184,029
Accumulated net realized loss	(1,238,666,857)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(14,200,143,237)

NET ASSETS	$17,025,949,145

Shares outstanding[c]	795,600,000

Net asset value per share	$21.40

[a]	Securities on loan with a market value of $1,675,699,832. See Note 5.
[b]	Cost of foreign currencies: $11,950,324.
[c]	$0.001 par value, number of shares authorized: 1,500,000,000.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2009

iShares MSCI Emerging Markets Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$167,382,133
Dividends from affiliated issuers (Note 2)	3,860,948
Interest from affiliated issuers (Note 2)	63,604
Securities lending income from affiliated issuers (Note 2)	10,069,278

Total investment income	181,375,963

EXPENSES
Investment advisory fees (Note 2)	63,747,931
Foreign taxes (Note 1)	66,396

Total expenses	63,814,327
Less investment advisory fees waived (Note 2)	(211,386)

Net expenses	63,602,941

Net investment income	117,773,022

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments in unaffiliated issuers	(678,629,482)
Investments in affiliated issuers (Note 2)	(12,322,864)
In-kind redemptions	(76,859,631)
Foreign currency transactions	(6,130,703)

Net realized loss	(773,942,680)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,868,882,795)
Translation of assets and liabilities in foreign currencies	380,396

Net change in unrealized appreciation (depreciation)	(10,868,502,399)

Net realized and unrealized loss	(11,642,445,079)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,524,672,057)

[a]	Net of foreign withholding tax of $24,818,717.

See notes to financial statements.

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund
	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$117,773,022	$564,087,379
Net realized gain (loss)	(773,942,680)	4,192,101,297
Net change in unrealized appreciation (depreciation)	(10,868,502,399)	(7,412,430,109)

Net decrease in net assets resulting from operations	(11,524,672,057)	(2,656,241,433)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(265,478,877)	(602,951,708)

Total distributions to shareholders	(265,478,877)	(602,951,708)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,319,942,990	19,099,692,233
Cost of shares redeemed	(4,806,599,354)	(13,736,113,781)

Net increase in net assets from capital share transactions	8,513,343,636	5,363,578,452

INCREASE (DECREASE) IN NET ASSETS	(3,276,807,298)	2,104,385,311

NET ASSETS
Beginning of period	20,302,756,443	18,198,371,132

End of period	$17,025,949,145	$20,302,756,443

Undistributed net investment income included in net assets at end of period	$20,184,029	$167,889,884

SHARES ISSUED AND REDEEMED
Shares sold	493,200,000	393,300,000
Shares redeemed	(204,300,000)	(292,950,000)

Net increase in shares outstanding	288,900,000	100,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 28, 2009 (Unaudited)	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of period	$40.07	$44.78	$32.48	$25.97	$17.99	$15.04

Income from investment operations:
Net investment income[b]	0.17	1.10	0.63	0.55	0.55	0.38
Net realized and unrealized gain (loss)[c]	(18.50)	(4.64)	12.19	6.29	8.23	2.66

Total from investment operations	(18.33)	(3.54)	12.82	6.84	8.78	3.04

Less distributions from:
Net investment income	(0.34)	(1.17)	(0.52)	(0.33)	(0.80)	(0.09)

Total distributions	(0.34)	(1.17)	(0.52)	(0.33)	(0.80)	(0.09)

Net asset value, end of period	$21.40	$40.07	$44.78	$32.48	$25.97	$17.99

Total return	(45.83)%[d]	(8.36)%	39.86%	26.44%	46.17%	20.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,025,949	$20,302,756	$18,198,371	$11,969,380	$7,000,858	$1,958,596
Ratio of expenses to average net assets prior to waived fees[e]	0.74%	0.72%	0.74%	0.77%	0.78%	0.77%
Ratio of expenses to average net assets after waived fees[e]	0.73%	0.72%	0.74%	0.77%	0.77%	0.76%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[e]	0.73%	0.72%	0.74%	0.75%	0.74%	0.74%
Ratio of net investment income to average net assets[e]	1.36%	2.32%	1.63%	1.77%	2.40%	2.10%
Portfolio turnover rate[f]	2%	11%	5%	12%	9%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Emerging Markets Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in global emerging markets, as measured by the MSCI Emerging Markets Index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of certain emerging markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”). Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Fund. The Fund considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2009, the value of each of the Fund’s investments was classified as a Level 1 Price.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended February 28, 2009:

Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
$4,060,613	$–	$(2,947,940)	$(26,908)	$(1,085,765)	$–	$–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2009, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2009.

As of August 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $840,778, $20,296,564, $11,239,258, $29,973,301 and $13,844,901 expiring in 2012, 2013, 2014, 2015 and 2016, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 28, 2009, the cost of investments for federal income tax purposes was $33,200,001,990. Net unrealized depreciation was $14,458,191,817, of which $14,458,191,817 represented gross unrealized depreciation on securities and $0 represented gross unrealized appreciation on securities.

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement,

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and iShares MSCI All Country Asia ex Japan and iShares MSCI BRIC Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

Effective August 11, 2008, BGFA has contractually agreed to waive a portion of its advisory fees for the Fund through December 31, 2009 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds. Prior to August 11, 2008, the advisory fee waiver was voluntary.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2009, BGI earned securities lending agent fees of $10,069,278.

The Fund may invest in certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of February 28, 2009, the Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

For the six months ended February 28, 2009, the Fund had direct investment (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss

iShares MSCI Malaysia
Index Fund	1,209	8	232	985	$6,872,208	$174,797	$(846,836)

iShares MSCI South Korea
Index Fund	750	646	242	1,154	25,165,288	218,340	(473,000)

iShares MSCI Taiwan
Index Fund	3,464	2,590	2,205	3,849	26,249,743	2,970,339	(10,785,501)

Jollibee Foods Corp.	40,673	39,565	16,389	63,849	53,000,214	497,472	(217,527)

					$111,287,453	$3,860,948	$(12,322,864)

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2009, aggregated $720,351,035 and $448,187,043, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2009, aggregated $12,768,336,380 and $4,610,497,468, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI Emerging Markets Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Fund’s shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	21

Notes:

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	23

Notes:

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American

  Technology-Multimedia

  Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology

  Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

  Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

  Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology

  Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

  Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

  Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

  Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

  Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus

  Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber& Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

  Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

  Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/

  Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

  Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International

  Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iSHARES FAMILY OF FUNDS	25

The iShares® Family of Funds (Continued)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed

  Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed

  Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

  America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

  Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE ” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0569-0409

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information: WWW.iSHARES.COM 1-800-iShares (1-800-474-2737) The iShares Funds are distributed by SF1 Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BUFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors N.A. BGI), neither of which is affiliated with SF1. The iShares Funds are not sponsored. endorsed issued, sold or promoted by MSGI Inc., no does this company make any representation regarding the advisability of investing in he Shares Funds. Neither SE nor BGI, nor any of heir affiliates, are affiliated with the company listed above. ©2009 Barclays Global Investors. All rights reserved, iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal. A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-SDD-474-2737; on the Fund’s website at iww.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at vvww.sec.gov. The Fund files its complete schedule of portfolio holdings within the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 -8DD-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website. This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus. iShares® LET’S BUILD A BETTER INVESTMENT® WORLD BARCLAYS GLOBAL INVESTORS BGI-SAR-85-0209

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 22, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 22, 2009